UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2008 – APRIL 30, 2009

                                           (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG

April 30, 2009

FQ Tax-Managed U.S. Equity Fund

FQ U.S. Equity Fund

FQ Global Alternatives Fund

Managers AMG FQ Funds

FQ Tax-Managed U.S. Equity, FQ U.S. Equity, FQ Global Alternatives

Semi-Annual Report—April 30, 2009 (unaudited)

TABLE OF CONTENTS	Page
ABOUT YOUR FUND’S EXPENSES	1

FUNDS’ PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

FQ Tax-Managed U.S. Equity Fund	3

FQ U.S. Equity Fund	7

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	13
FQ Tax-Managed U.S. Equity and FQ U.S. Equity
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Net Assets	14
FQ Global Alternatives
Portfolio of Investments, Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statements of Operations	15
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	16
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	17
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	22
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2009	Expense Ratio for the Period	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During the Period*
FQ Tax-Managed U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.24%	$1,000	$881	$5.78
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.21
Class C Shares
Based on Actual Fund Return	1.99%	$1,000	$877	$9.26
Hypothetical (5% return before expenses)	1.99%	$1,000	$1,015	$9.94
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$882	$4.62
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96

FQ U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.04%	$1,000	$894	$4.88
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
Class C Shares
Based on Actual Fund Return	1.79%	$1,000	$891	$8.39
Hypothetical (5% return before expenses)	1.79%	$1,000	$1,016	$8.95
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$896	$3.71
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96

FQ Global Alternatives Fund
Class A Shares
Based on Actual Fund Return	1.99%	$1,000	$945	$9.60
Hypothetical (5% return before expenses)	1.99%	$1,000	$1,015	$9.94
Class C Shares
Based on Actual Fund Return	2.74%	$1,000	$942	$13.19
Hypothetical (5% return before expenses)	2.74%	$1,000	$1,011	$13.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers AMG FQ Funds’ Performance

All periods ended April 30, 2009 (unaudited)

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
FQ Tax-Managed U.S. Equity Fund [2]
Before Taxes:
Institutional Class	(11.79)%	(37.19)%	(1.15)%	—	(1.15)%	12/18/2000
Class A*	(11.86)%	(37.48)%	—	—	(11.54)%	3/1/2006
Class C*	(12.30)%	(37.95)%	—	—	(12.22)%	3/1/2006
Russell 3000® Index	(7.46)%	(34.95)%	(2.26)%	(1.70)%	(2.44)%	12/18/2000
After Taxes: [6]
Return After Taxes on Distributions
Institutional Class	(12.05)%	(37.37)%	(1.25)%	—	(1.26)%	12/18/2000
Class A*	(12.04)%	(37.61)%	—	—	(11.61)%	3/1/2006
Class C*	(12.32)%	(37.97)%	—	—	(12.23)%	3/1/2006
Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class	(7.39)%	(23.98)%	(0.96)%	—	(0.99)%	12/18/2000
Class A*	(7.51)%	(24.22)%	—	—	(9.59)%	3/1/2006
Class C*	(7.97)%	(24.65)%	—	—	(10.15)%	3/1/2006

FQ U.S. Equity Fund [2]
Institutional Class	(10.41)%	(35.57)%	(1.05)%	(2.17)%	5.57%	8/14/1992
Class A*	(10.58)%	(35.69)%	—	—	(9.68)%	3/1/2006
Class C*	(10.95)%	(36.24)%	—	—	(10.30)%	3/1/2006
Russell 3000® Index	(7.46)%	(34.95)%	(2.26)%	(1.70)%		8/14/1992

FQ Global Alternatives Fund # [2,3,4,5,7,8]
Class A	(5.49)%	3.87%	—	—	2.28%	3/30/2006
Class C	(5.82)%	3.05%	—	—	1.51%	3/30/2006
Citigroup 1-Month T-Bill Index	0.05%	0.75%	—	—	3.11%	3/31/2006

*	Class A and Class C shares commenced operations on March 1, 2006.
#	Commencement of operations was March 30, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 3000® Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	Performance based on published NAV as of April 30, 2009.
[3]

Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors, and changing interest rate risk. An increase in interest rates typically cause the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.

[6]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[7]

The Citigroup 1-month Treasury T-Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. The Index reflects no deduction for fees, expenses, or taxes.

[8]	Performance for the Citigroup 1-Month U.S. T-Bill Index reflects an inception date of March 31, 2006.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers AMG FQ Tax-Managed U.S. Equity Fund

Fund Snapshots

April 30, 2009 (unaudited)

Portfolio Breakdown

Industry	FQ Tax-Managed U.S. Equity Fund**	Russell 3000® Index
Information Technology	17.0%	18.6%
Energy	13.5%	11.4%
Consumer Discretionary	13.3%	10.5%
Health Care	13.0%	13.4%
Financials	12.3%	13.0%
Consumer Staples	11.6%	10.7%
Industrials	10.8%	11.1%
Utilities	2.7%	4.1%
Telecommunication Services	2.3%	3.4%
Materials	2.0%	3.8%
Other Assets and Liabilities	1.5%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.	4.0%
Chevron Corp.	2.4
International Business Machines Corp.	2.2
Johnson & Johnson	1.6
Procter & Gamble Co., The	1.6
Anadarko Petroleum Corp.	1.4
Comcast Corp., Class A	1.4
Apple, Inc.	1.3
QUALCOMM, Inc.	1.2
Aon Corp.	1.2

Top Ten as a Group	18.3%

*	Top Ten Holding at October 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this Report may have been sold from the Fund’s portfolio of investments by the time you receive this Report.

3

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 98.5%
Consumer Discretionary - 13.3%
Amazon.com, Inc.*	1,800		$144,936
Apollo Group, Inc., Class A*	5,000		314,750
Autonation, Inc.*	30,200	[2]	534,842
AutoZone, Inc.*	3,400	[2]	565,726
Children’s Place Retail Stores, Inc., The*	7,400	[2]	210,456
Chipotle Mexican Grill, Inc.*	3,800	[2]	308,142
Comcast Corp., Class A	44,600		689,515
Gymboree Corp.*	9,400		323,360
H&R Block, Inc.	4,000		60,560
Jarden Corp.*	6,000		120,600
Knology, Inc.*	21,000		149,100
Kohl’s Corp.*	1,800		81,630
Liberty Global, Inc.*	30,000		494,700
Liberty Media Corp.*	3,000		73,050
Marvel Entertainment, Inc.*	2,600		77,584
McDonald’s Corp.	6,800		362,372
Nike, Inc.	1,800		94,446
Polo Ralph Lauren Corp.	8,800		473,792
RCN Corp.*	41,000		168,100
Rent-A-Center, Inc.*	13,600		261,800
Sherwin-Williams Co., The	600		33,984
Target Corp.	1,000		41,260
Time Warner Cable, Inc.	6,342		204,403
Time Warner, Inc.	25,266		551,557
V.F. Corp.	400		23,708
WMS Industries, Inc.*	10,400		333,944
Total Consumer Discretionary			6,698,317
Consumer Staples - 11.6%
Altria Group, Inc.	4,800		78,384
Archer-Daniels-Midland Co.	21,200		521,944
BJ’s Wholesale Club, Inc.*	8,600		286,724
Bunge, Ltd.	9,000	[2]	432,090
Chattem, Inc.*	5,600		307,496
Church & Dwight Co., Inc.	9,000		489,690
Coca-Cola Co., The	5,700		245,385
Colgate-Palmolive Co.	3,000		177,000
CVS Caremark Corp.	6,800		216,104
Dean Foods Co.*	17,200		356,040
General Mills, Inc.	2,000		101,380
Kimberly-Clark Corp.	2,400		117,936
Kroger Co., The	26,400		570,768
Lorillard, Inc.	1,000		63,130
Pantry, Inc., The*	6,200		146,444
PepsiAmericas, Inc.	6,000		147,420
PepsiCo, Inc.	2,000		99,520
Philip Morris International, Inc.	3,800		137,560
Procter & Gamble Co., The	16,600		820,704
Reynolds American, Inc.	1,000		37,980
Spartan Stores, Inc.	11,600		188,732
Wal-Mart Stores, Inc.	6,200		312,480
Total Consumer Staples			5,854,911
Energy - 13.5%
Anadarko Petroleum Corp.	16,200		697,572
Apache Corp.	2,000		145,720
Arch Coal, Inc.	8,800		122,936
Chevron Corp.	18,000		1,189,800
Comstock Resources, Inc.*	4,600		158,516
CVR Energy, Inc.*	25,000		184,000
Diamond Offshore Drilling, Inc.	3,600	[2]	260,676
Encore Acquisition Co.*	5,000		145,950
Exxon Mobil Corp.	30,400		2,026,768
Noble Corp.	6,200		169,446
Occidental Petroleum Corp.	4,800		270,192
Oil States International, Inc.*	15,000		283,500
Peabody Energy Corp.	5,200	[2]	137,228
Schlumberger, Ltd.	7,000		342,930
Southwestern Energy Co.*	10,200		365,772
Western Refining, Inc.	23,800	[2]	299,642
Total Energy			6,800,648
Financials - 12.3%
Aflac, Inc.	3,400		98,226
American Express Co.	6,000		151,320
Aon Corp.	13,800		582,360
Arch Capital Group, Ltd.*	4,400		254,232
BancFirst Corp.	3,600		153,720
Chubb Corp., The	11,200		436,240
CNA Surety Corp.*	4,400		84,700
CVB Financial Corp.	16,000	[2]	96,160
EZCORP, Inc., Class A*	9,200		113,988
First Cash Financial Services, Inc.*	5,200		85,488
Goldman Sachs Group, Inc.	2,000		257,000
Hatteras Financial Corp.	10,200		245,514
International Bancshares Corp.	15,600	[2]	210,756
Investment Technology Group, Inc.*	8,400		191,352
JPMorgan Chase & Co.	14,700		485,100
Knight Capital Group, Inc., Class A*	13,400		207,566

The accompanying notes are an integral part of these financial statements.

4

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 12.3% (continued)
Loews Corp.	4,000		$99,560
Metlife, Inc.	3,000		89,250
Nelnet, Inc.	9,200		55,476
Northern Trust Corp.	7,800		424,008
Odyssey Re Holdings Corp.	5,400		206,766
Platinum Underwriter Holdings, Ltd.	3,600		103,572
Provident New York Bancorp	20,800		176,176
Public Storage, Inc.	2,000		133,720
Republic Bancorp, Inc., Class A	5,800		128,992
Santander BanCorp	21,400		143,380
Southside Bancshares, Inc.	15,554		331,293
StanCorp Financial Group, Inc.	2,600		71,318
State Street Corp.	2,400		81,912
TFS Financial Corp.	17,800	[2]	208,794
Torchmark Corp.	2,000		58,660
Travelers Companies, Inc., The	3,000		123,420
UnumProvident Corp.	5,000		81,700
Vornado Realty Trust	800		39,112
Total Financials			6,210,831
Health Care - 13.0%
Abbott Laboratories Co.	9,200		385,020
Amgen, Inc.*	6,400		310,208
Atrion Corp.	400		35,824
Baxter International, Inc.	3,600		174,600
Becton, Dickinson & Co.	1,400		84,672
Biogen Idec, Inc.*	1,600		77,344
Chemed Corp.	9,800		414,834
CR Bard, Inc.	400		28,652
Cubist Pharmaceuticals, Inc.*	21,600		358,560
Eli Lilly & Co.	8,800		289,696
Forest Laboratories, Inc.*	8,800		190,872
Gilead Sciences, Inc.*	5,400		247,320
Haemonetics Corp.*	5,800		299,454
HealthSpring, Inc.*	4,000		36,920
Invacare Corp.	13,600		209,304
Johnson & Johnson	15,700		822,052
Kensey Nash Corp.*	11,800		247,092
Lincare Holdings, Inc.*	16,200		390,906
Magellan Health Services, Inc.*	9,800		289,688
Maxygen, Inc.*	11,600		67,860
McKesson Corp.	3,800		140,600
Omnicare, Inc.	9,000		231,390
Par Pharmaceutical Co., Inc.*	11,000		118,030
Pfizer, Inc.	12,400		165,664
PSS World Medical, Inc.*	13,400		194,568
ResMed, Inc.*	5,000		192,250
Stryker Corp.	1,800		69,678
Universal Health Services, Inc., Class B	4,000		201,600
Valeant Pharmaceuticals International*	7,800	[2]	130,728
Watson Pharmaceuticals, Inc.*	5,400		167,076
Total Health Care			6,572,462
Industrials - 10.8%
Alliant Techsystems, Inc.*	6,400		509,760
Axsys Technologies, Inc.*	2,600		108,966
Burlington Northern Santa Fe Corp.	1,600		107,968
CSX Corp.	2,200		65,098
Danaher Corp.	1,400		81,816
Dun & Bradstreet Corp., The	6,800		553,520
EMCOR Group, Inc.*	12,098		251,517
Emerson Electric Co.	4,600		156,584
Encore Wire Corp.	13,000		283,920
ESCO Technologies, Inc.*	6,600		274,428
Esterline Technologies Corp.*	2,400		63,240
FedEx Corp.	1,800		100,728
Fluor Corp.	2,800		106,036
Goodrich Corp.	2,000		88,560
Jacobs Engineering Group, Inc.*	4,800		182,592
KBR, Inc.	11,800		184,316
Lincoln Electric Holdings, Inc.	4,400		195,932
M&F Worldwide Corp.*	9,400		149,930
Powell Industries, Inc.*	3,400		122,366
Precision Castparts Corp.	3,200		239,552
Ryder System, Inc.	4,800		132,912
SkyWest, Inc.	21,400		257,656
Transdigm Group, Inc.*	13,500		474,390
Tyco International, Ltd.	2,800		66,528
Union Pacific Corp.	3,000		147,420
United Technologies Corp.	5,800		283,272
Waste Management, Inc.	2,800		74,676
Waste Services, Inc.*	13,400		72,360
Wesco International, Inc.*	5,600		145,600
Total Industrials			5,481,643
Information Technology - 17.0%
Apple, Inc.*	5,200		654,316
Benchmark Electronics, Inc.*	23,800		288,694
BMC Software, Inc.*	1,000		34,670
Cisco Systems, Inc.*	2,600		50,232
CPI International, Inc.*	8,200		89,790
Dolby Laboratories, Inc.*	8,200		329,066

The accompanying notes are an integral part of these financial statements.

5

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 17.0% (continued)
EMC Corp.*	25,000		$313,250
Equinix, Inc.*	3,400	[2]	238,782
Google, Inc.*	1,400		554,358
Harris Stratex Networks, Inc.*	16,400		65,928
Hewlett-Packard Co.	14,800		532,504
Intel Corp.	17,400		274,572
International Business Machines Corp.	10,800		1,114,668
Microsoft Corp.	20,800		421,408
NCR Corp.*	39,000		395,850
NVE Corp.*	3,000		114,120
Oracle Corp.*	15,000		290,100
QLogic Corp.*	19,400		275,092
QUALCOMM, Inc.	14,000		592,480
SAIC, Inc.*	26,600		481,460
Silicon Laboratories, Inc.*	8,200		272,732
Sohu.com, Inc.*	4,200	[2]	219,030
Sybase, Inc.*	3,000		101,880
Tekelec*	4,200		65,100
Texas Instruments, Inc.	2,400		43,344
TIBCO Software, Inc.*	20,600		130,192
Tyler Technologies, Inc.*	18,400		303,600
VMware, Inc. Class A*	6,400	[2]	166,912
Western Union Co., The	9,600		160,800
Total Information Technology			8,574,930
Materials - 2.0%
Ball Corp.	2,800		105,616
Cliffs Natural Resources, Inc.	4,800		110,688
Compass Minerals International, Inc.	2,800		135,016
Crown Holdings, Inc.*	4,400		97,020
FMC Corp.	7,200		350,856
Mosaic Co., The,	800		32,360
Nucor Corp.	1,800	[2]	73,242
Praxair, Inc.	1,800		134,298
Total Materials			1,039,096
Telecommunication Services - 2.3%
AT&T, Inc.	15,000		384,300
Embarq Corp.	3,800		138,928
Syniverse Holdings, Inc.*	12,000		151,200
Telephone & Data Systems, Inc.	16,200		464,454
Verizon Communications, Inc.	200		6,068
Total Telecommunication Services			1,144,950
Utilities - 2.7%
DTE Energy Co.	800		23,656
Entergy Corp.	1,000		64,770
Exelon Corp.	3,800		175,294
FirstEnergy Corp.	1,800		73,620
FPL Group, Inc.	2,400		129,096
Integrys Energy Group, Inc.	400		10,564
Mirant Corp.*	30,200		384,446
NSTAR	600		18,846
PG&E Corp.	2,000		74,240
PPL Corp.	2,200		65,802
Progress Energy, Inc.	1,400		47,768
Southern Co., The	4,600		132,848
UGI Corp.	6,400		146,816
Total Utilities			1,347,766
Total Common Stocks (cost $50,757,665)			49,725,554
Short-Term Investments - 9.9%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.27%[3]	3,579,016		3,579,016
BNY Institutional Cash Reserves Fund, Series B*[3,4]	320,520		44,873
BNY Institutional Cash Reserves Fund, Series C*[3,5]	191,326		191,326
Dreyfus Cash Management Fund, Institutional Class Shares, 0.73%[6]	1,198,762		1,198,762
Total Short-Term Investments (cost $5,289,624)			5,013,977
Total Investments - 108.4% (cost $56,047,289)			54,739,531
Other Assets, less Liabilities - (8.4)%			(4,251,399)
Net Assets - 100.0%			$50,488,132

Note: Based on the cost of investments of $56,046,074 for Federal income tax purposes at April 30, 2009, the aggregate gross unrealized appreciation and depreciation were $3,638,255 and $4,944,798, respectively, resulting in net unrealized depreciation of investments of $1,306,543.

*	Non-income-producing securities.
[1]

Yield shown for each investment company below represents the April 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $3,978,570, or 7.9% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]	On October 6, 2008, BNYM established a separate sleeve of the ICRF (Series C) to hold a security issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.
[6]	The Fund’s investment is covered under the U.S. Treasury Temporary Money Market Fund Guarantee Program up to a maximum of $599,935.

The accompanying notes are an integral part of these financial statements.

6

Managers AMG FQ U.S. Equity Fund

Fund Snapshots

April 30, 2009 (unaudited)

Portfolio Breakdown

Industry	FQ U.S. Equity**	Russell 3000® Index
Information Technology	17.3%	18.6%
Industrials	13.7%	11.1%
Health Care	12.9%	13.4%
Financials	12.3%	13.0%
Energy	11.8%	11.4%
Consumer Staples	10.7%	10.7%
Consumer Discretionary	9.8%	10.5%
Materials	4.1%	3.8%
Telecommunication Services	3.4%	3.4%
Utilities	3.4%	4.1%
Other Assets and Liabilities	0.6%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.*	3.7%
Microsoft Corp.*	1.8
International Business Machines Corp.*	1.7
AT&T, Inc.*	1.6
Procter & Gamble Co., The*	1.6
Johnson & Johnson*	1.6
Chevron Corp.*	1.6
JPMorgan Chase & Co.*	1.3
General Electric Co.*	1.3
Wal-Mart Stores, Inc.*	1.2

Top Ten as a Group	17.4%

*	Top Ten Holding at October 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this Report may have been sold from the Fund’s portfolio of investments by the time you receive this Report.

7

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 99.4%
Consumer Discretionary - 9.8%
Advance Auto Parts, Inc.	400		$17,500
Amazon.com, Inc.*	1,600		128,832
AnnTaylor Stores Corp.*	200		1,478
Apollo Group, Inc., Class A*	800		50,360
Autonation, Inc.*	9,000		159,390
Bally Technologies, Inc.*	6,600		172,788
Best Buy Co., Inc.	1,600		61,408
Cabela’s, Inc., Class A*	2,400	[2]	30,744
Children’s Place Retail Stores, Inc., The*	1,200	[2]	34,128
Comcast Corp., Class A	23,400		361,764
CSS Industries, Inc.	1,200		23,832
D.R. Horton, Inc.	1,600		20,880
Deckers Outdoor Corp.*	400		22,608
DirecTV Group, Inc., The*	2,800	[2]	69,244
Discovery Communications, Inc., Class C*	1,400		24,528
Dress Barn, Inc., The*	200	[2]	3,028
Einstein Noah Restaurant Group, Inc.*	3,400		36,686
H&R Block, Inc.	10,800		163,512
Home Depot, Inc., The	8,800		231,616
Hot Topic, Inc.*	2,000		24,480
Iconix Brand Group, Inc.*	2,600		37,076
Interpublic Group Co., Inc.*	2,400		15,024
Isle of Capri Casinos, Inc.*	3,400	[2]	36,516
Jones Apparel Group, Inc.	400		3,696
Jos. A. Bank Clothiers, Inc.*	600		24,264
Kohl’s Corp.*	1,600		72,560
Liberty Global, Inc.*	11,800		194,582
Liberty Media Corp.*	2,600		63,310
Lowe’s Companies, Inc.	7,600		163,400
McDonald’s Corp.	6,200		330,398
Mediacom Communications Corp.*	4,800		27,312
National CineMedia, Inc.	1,800		26,154
News Corp., Inc., Class A	12,000		99,120
Nike, Inc.	1,800		94,446
Overstock.com, Inc.*	2,400	[2]	32,352
Polo Ralph Lauren Corp.	3,800		204,592
Pre-Paid Legal Services, Inc.*	800		29,464
priceline.com, Inc.*	2,000	[2]	194,180
Rent-A-Center, Inc.*	8,800		169,400
Ross Stores, Inc.	600		22,764
Sears Holding Corp.*	200		12,494
Stage Stores, Inc.	2,200		26,950
Steiner Leisure, Ltd.*	1,000		31,640
Stewart Enterprises, Inc.	400		1,396
Superior Industries International, Inc.	1,600		24,128
Target Corp.	4,000		165,040
Tempur-Pedic International, Inc.	3,000		38,580
Timberland Co.*	1,800		29,232
Time Warner Cable, Inc.	2,660		85,732
Time Warner, Inc.	6,400		139,712
TJX Cos., Inc., The	7,400		206,978
V.F. Corp.	400		23,708
Walt Disney Co., The	10,000		219,000
Warnaco Group, Inc., The*	5,400		155,736
Wolverine World Wide, Inc.	1,600	[2]	33,328
Yum! Brands, Inc.	2,400		80,040
Total Consumer Discretionary			4,753,110
Consumer Staples - 10.7%
Altria Group, Inc.	11,000		179,630
Archer-Daniels-Midland Co.	3,200		78,784
Bunge, Ltd.	3,600	[2]	172,836
Campbell Soup Co.	1,000		25,720
Chattem, Inc.*	800	[2]	43,928
Church & Dwight Co., Inc.	3,600		195,876
Coca-Cola Co., The	12,200		525,210
Colgate-Palmolive Co.	2,600		153,400
Costco Wholesale Corp.	2,200		106,920
CVS Caremark Corp.	10,800		343,224
Dean Foods Co.*	7,600		157,320
Del Monte Foods Co.	20,200		152,510
Elizabeth Arden, Inc.*	3,400		29,444
General Mills, Inc.	1,600		81,104
Kimberly-Clark Corp.	2,200		108,108
Kraft Foods, Inc.	7,600		177,840
Nu Skin Enterprises, Inc., Class A	2,000		25,640
Pantry, Inc., The*	1,400		33,068
PepsiCo, Inc.	8,200		408,032
Philip Morris International, Inc.	9,800		354,760
Procter & Gamble Co., The	15,800		781,152
Safeway, Inc.	9,400		185,650
Susser Holdings Corp.*	1,600		23,120
Sysco Corp.	3,000		69,990
Walgreen Co.	5,200		163,436
Wal-Mart Stores, Inc.	12,000		604,800
Total Consumer Staples			5,181,502

The accompanying notes are an integral part of these financial statements.

8

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Energy - 11.8%
Alpha Natural Resources, Inc.*	200		$4,096
Anadarko Petroleum Corp.	6,200		266,972
Apache Corp.	1,600		116,576
Arch Coal, Inc.	600		8,382
Baker Hughes, Inc.	5,800		206,364
Basic Energy Services, Inc.*	2,400		24,480
Cameron International Corp.*	1,000		25,580
Chevron Corp.	11,400		753,540
Clayton Williams Energy, Inc.*	1,016		30,510
ConocoPhillips Co.	8,000		328,000
Delek US Holdings, Inc.	2,200		22,594
Devon Energy Corp.	600		31,110
EOG Resources, Inc.	1,200		76,176
Exxon Mobil Corp.	26,600		1,773,422
Foundation Coal Holdings, Inc.	1,600		25,984
Helmerich & Payne, Inc.	5,400	[2]	166,428
Hess Corp.	1,400		76,706
Marathon Oil Corp.	7,000		207,900
National-Oilwell, Inc.*	2,000		60,560
Occidental Petroleum Corp.	5,800		326,482
Oil States International, Inc.*	1,800		34,020
Pride International, Inc.*	7,800		177,060
Schlumberger, Ltd.	6,200		303,738
Southwestern Energy Co.*	1,800		64,548
Teekay Tankers, Ltd., Class A	2,200		26,532
Tesoro Corp.	10,200		155,550
Valero Energy Corp.	3,800		75,392
Walter Industries, Inc.	4,600		104,880
Western Refining, Inc.	3,200	[2]	40,288
Willbros Group, Inc.*	2,200		25,212
Williams Co., Inc.	12,800		180,480
Total Energy			5,719,562
Financials - 12.3%
Aflac, Inc.	9,800		283,122
Allstate Corp., The	2,800		65,324
American Express Co.	5,200		131,144
American Financial Group, Inc.	8,800		154,704
American Physicians Capital, Inc.	600		24,996
Amerisafe, Inc.*	1,200		18,432
Anworth Mortgage Asset Corp.	7,200		46,296
Arrow Financial Corp.	800		21,184
Bank of America Corp.	33,200		296,476
Bank of New York Mellon Corp.	6,000		152,880
Bank of the Ozarks, Inc.	1,000	[2]	24,830
Brandywine Realty Trust	400		2,476
Capstead Mortgage Corp.	2,800		31,892
CBL & Associates Properties, Inc.	3,800	[2]	30,172
Charles Schwab Corp., The	4,800		88,704
Cincinnati Financial Corp.	6,600		158,070
CME Group, Inc.	200		44,270
CNA Surety Corp.*	1,400		26,950
Cogdell Spencer, Inc.	4,600		28,520
Community Bank System, Inc.	2,400		39,480
Compass Diversified Holdings	2,800		25,032
Crawford & Co., Class B*	1,800		10,710
CVB Financial Corp.	5,200	[2]	31,252
Delphi Financial Group, Inc., Class A	200		3,454
EZCORP, Inc., Class A*	1,600		19,824
Fifth Street Finance Corp.	3,200		24,000
First Cash Financial Services, Inc.*	1,400		23,016
Forest City Enterprises, Inc., Class A	400		3,372
GAMCO Investors, Inc., Class A	3,400		170,510
Goldman Sachs Group, Inc.	2,200		282,700
Harleysville Group, Inc.	800		23,136
HRPT Properties Trust	1,200		5,172
Hudson City Bancorp, Inc.	16,400		205,984
Investment Technology Group, Inc.*	2,400		54,672
JPMorgan Chase & Co.	19,400		640,200
Knight Capital Group, Inc., Class A*	9,800		151,802
Life Partners Holdings, Inc.	1,200	[2]	22,464
Loews Corp.	1,600		39,824
Macerich Co., The	400	[2]	7,012
Maiden Holdings, Ltd.	5,800		26,158
Metlife, Inc.	2,600		77,350
MFA Financial, Inc.	22,600		133,114
Morgan Stanley Co.	5,400		127,656
NBT Bancorp, Inc.	2,000		47,360
Nelnet, Inc.	2,400		14,472
New York Community Bancorp, Inc.	1,800		20,358
Northern Trust Corp.	3,600		195,696
Odyssey Re Holdings Corp.	2,200		84,238
PHH Corp.*	1,600		26,848
Prudential Financial, Inc.	2,200		63,536
Public Storage, Inc.	600		40,116
Rayonier, Inc.	4,200		162,204
Republic Bancorp, Inc., Class A	2,000		44,480
Safety Insurance Group, Inc.	800		26,440
SL Green Realty Corp.	200	[2]	3,532
Southside Bancshares, Inc.	1,200		25,560

The accompanying notes are an integral part of these financial statements.

9

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 12.3% (continued)
StanCorp Financial Group, Inc.	6,800		$186,524
State Street Corp.	2,200		75,086
SWS Group, Inc.	1,600		20,464
TD Ameritrade Holding Corp.*	11,200		178,192
Travelers Companies, Inc., The	5,800		238,612
U.S. Bancorp	9,000		163,980
UnumProvident Corp.	14,000		228,760
Wells Fargo & Co.	17,600		352,176
Total Financials			5,976,970
Health Care - 12.9%
Abbott Laboratories Co.	8,000		334,800
American Medical Systems Holdings, Inc.*	3,400		42,058
Amgen, Inc.*	5,600		271,432
Baxter International, Inc.	3,200		155,200
Beckman Coulter, Inc.	3,000		157,680
Biogen Idec, Inc.*	1,400		67,676
Boston Scientific Corp.*	7,800		65,598
Bristol-Myers Squibb Co.	10,400		199,680
Centene Corp.*	1,400		25,718
Covidien, Ltd.	2,600		85,748
Cubist Pharmaceuticals, Inc.*	3,200		53,120
Eli Lilly & Co.	5,400		177,768
Emergency Medical Services Corp., Class A*	4,400		153,296
Gilead Sciences, Inc.*	4,800		219,840
Hospira, Inc.*	800		26,296
ICU Medical, Inc.*	600		22,560
InterMune, Inc.*	1,400		18,956
Invacare Corp.	2,000		30,780
Johnson & Johnson	14,800		774,928
Kindred Healthcare, Inc.*	1,600		20,832
Martek Biosciences Corp.*	1,400		25,508
Maxygen, Inc.*	3,200		18,720
Medco Health Solutions, Inc.*	3,600		156,780
Medtronic, Inc.	5,800		185,600
Merck & Co., Inc.	11,200		271,488
Mylan Laboratories, Inc.*	13,600	[2]	180,200
Myriad Genetics, Inc.*	400		15,516
Noven Pharmaceuticals, Inc.*	2,600		26,832
Odyssey HealthCare, Inc.*	2,800		29,008
Omnicare, Inc.	6,600		169,686
Owens & Minor, Inc.	5,000		173,400
PDL BioPharma, Inc*	7,000		50,050
Pfizer, Inc.	36,200		483,632
Pharmerica Corp.*	2,000		36,500
Psychiatric Solutions, Inc.*	200		3,878
RehabCare Group, Inc.*	1,800		30,060
Schering-Plough Corp.	8,400		193,368
St. Jude Medical, Inc.*	1,600		53,632
Steris Corp.	5,600		134,960
Thermo Fisher Scientific, Inc.*	2,200		77,176
UnitedHealth Group, Inc.	6,200		145,824
Universal American Financial Corp.*	2,800		28,924
Universal Health Services, Inc., Class B	4,600		231,840
Valeant Pharmaceuticals International*	8,400	[2]	140,784
Watson Pharmaceuticals, Inc.*	5,000		154,700
Wyeth	7,000		296,800
Zoll Medical Corp.*	1,600		25,728
Total Health Care			6,244,560
Industrials - 13.7%
3M Co.	3,600		207,360
AAON, Inc.	1,400		27,272
Aircastle, Ltd.	4,600		30,360
Albany International Corp	2,600		24,128
American Railcar Industries, Inc.	3,400		31,008
AO Smith Corp.	1,000		31,090
ATC Technology Corp.*	2,000		31,780
Axsys Technologies, Inc.*	600		25,146
Beacon Roofing Supply, Inc.*	1,800		28,620
Blount International, Inc.*	200		1,280
Boeing Co., The	3,900		156,195
Burlington Northern Santa Fe Corp.	1,400		94,472
Caterpillar, Inc.	400		14,232
Comfort Systems USA, Inc.	2,200		23,738
Cooper Industries, Ltd., Class A	6,000		196,740
CSX Corp.	2,000		59,180
Danaher Corp.	3,800		222,072
Deere & Co.	2,200		90,772
Deluxe Corp.	2,200		31,900
Dover Corp.	5,800		178,524
Dycom Industries, Inc.*	200		1,684
EMCOR Group, Inc.*	7,800		162,162
Emerson Electric Co.	4,000		136,160
Encore Wire Corp.	1,000		21,840
EnPro Industries, Inc.*	2,000		31,920
ESCO Technologies, Inc.*	800		33,264
FedEx Corp.	1,600		89,536
First Solar, Inc.*	200	[2]	37,458
Flowserve Corp.	2,600		176,540
Fluor Corp.	5,400		204,498

The accompanying notes are an integral part of these financial statements.

10

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 13.7% (continued)
General Cable Corp.*	6,200		$168,268
General Dynamics Corp.	2,000		103,340
General Electric Co.	48,400		612,260
Gibraltar Industries, Inc.	4,400		29,480
Goodrich Corp.	4,600		203,688
Heidrick & Struggles International, Inc.	1,200		20,280
Honeywell International, Inc.	6,800		212,228
Hubbell, Inc.	2,000		66,400
International Shipholding Corp.	1,200		25,200
KBR, Inc.	11,000		171,820
Kforce, Inc.*	2,800		30,548
L-3 Communications Holdings, Inc.	2,600		197,990
Lockheed Martin Corp.	3,000	[2]	235,590
M&F Worldwide Corp.*	1,800		28,710
Marten Transport, Ltd.*	1,400		29,036
Mueller Industries, Inc.	1,000		21,970
Multi-Color Corp.	1,800		21,366
Navigant Consulting, Inc.*	200		2,942
Norfolk Southern Corp.	1,800		64,224
Oshkosh Truck Corp	3,600		34,560
Perini Corp.*	1,800		31,140
Pitney Bowes, Inc.	6,800		166,872
PRG-Schultz International, Inc.*	6,200		18,352
R.R. Donnelley & Sons Co.	14,800		172,420
Raytheon Co.	2,000		90,460
Ryder System, Inc.	5,600		155,064
School Specialty, Inc.*	1,200		22,524
SkyWest, Inc.	1,800		21,672
Thomas & Betts Corp.*	5,400		168,048
Titan Machinery, Inc.*	2,400		24,312
Transdigm Group, Inc.*	4,000		140,560
Trex Co., Inc.*	2,400		26,280
Ultralife Batteries, Inc.*	3,000		21,450
Union Pacific Corp.	4,600		226,044
United Parcel Service, Inc., Class B	3,600		188,424
United Technologies Corp.	5,000		244,200
Waste Management, Inc.	7,800		208,026
Watts Water Technologies, Inc.	1,200		26,712
Wesco International, Inc.*	1,400		36,400
Total Industrials			6,669,791
Information Technology - 17.3%
Accenture, Ltd.	3,000		88,290
Acxiom Corp.	3,000		28,950
Adobe Systems, Inc.*	2,800		76,580
ADTRAN, Inc.	200		4,230
Affiliated Computer Services, Inc.*	3,400		164,492
Amphenol Corp.	800		27,072
Apple, Inc.*	4,600		578,818
Applied Materials, Inc.	7,000		85,470
Automatic Data Processing, Inc.	2,600		91,520
Benchmark Electronics, Inc.*	2,400		29,112
Black Box Corp.	1,000		27,370
Broadridge Financial Solutions, Inc.	7,800		150,930
Cirrus Logic, Inc.*	5,800		26,970
Cisco Systems, Inc.*	31,000		598,920
Computer Sciences Corp.*	800		29,568
Corning, Inc.	8,200		119,884
CPI International, Inc.*	2,200		24,090
Dell, Inc.*	9,400		109,228
Dolby Laboratories, Inc.*	5,400		216,702
EarthLink, Inc.*	7,000		53,060
EMC Corp.*	11,400		142,842
Gartner, Inc.*	200		2,702
Google, Inc.*	1,200		475,164
Harris Stratex Networks, Inc.*	6,000		24,120
Hewitt Associates, Inc., Class A*	2,200		68,992
Hewlett-Packard Co.	12,800		460,544
Integrated Device Technology, Inc.*	800		4,344
Intel Corp.	30,000		473,400
International Business Machines Corp.	8,200		846,322
MasterCard, Inc.	200	[2]	36,690
Microsoft Corp.	42,200		854,972
Multi-Fineline Electronix, Inc.*	1,600		32,112
NCR Corp.*	16,800		170,520
NVE Corp.*	600		22,824
Oracle Corp.*	20,400		394,536
Plexus Corp.*	200		4,430
QUALCOMM, Inc.	11,400		482,448
S1 Corp.*	4,200		26,040
Semtech Corp.*	1,600		23,072
Skyworks Solutions, Inc.*	16,400		144,976
Sohu.com, Inc.*	3,600	[2]	187,740
Sybase, Inc.*	6,000		203,760
Symantec Corp.*	12,600		217,350
Synaptics, Inc.*	1,000	[2]	32,480
Tekelec*	3,400		52,700
Texas Instruments, Inc.	6,800		122,808
Visa, Inc., Class A	2,200		142,912
VMware, Inc. Class A*	5,600	[2]	146,048

The accompanying notes are an integral part of these financial statements.

11

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 17.3% (continued)
Western Union Co., The	3,800		$63,650
Wind River Systems, Inc.*	3,400		24,922
Total Information Technology			8,416,676
Materials - 4.1%
A. Schulman, Inc.	1,600		25,104
AEP Industries, Inc.*	1,400		28,462
Air Products & Chemicals, Inc.	1,000		65,900
AK Steel Holding Corp.	400		5,204
Ball Corp.	3,800		143,336
Compass Minerals International, Inc.	2,800		135,016
Crown Holdings, Inc.*	7,400		163,170
E.I. du Pont de Nemours & Company	3,000		83,700
Eastman Chemical Co	4,000		158,720
Ecolab, Inc.	800		30,840
Innophos Holdings, Inc.	2,800		41,524
Monsanto Co.	2,800		237,692
Mosaic Co., The,	800		32,360
Newmont Mining Ltd.,	2,400		96,576
Nucor Corp.	1,600		65,104
PH Glatfelter Co.	3,600		31,968
Praxair, Inc.	1,600		119,376
Reliance Steel & Aluminum Co.	4,800		169,104
Rock-Tenn Co.	4,600		173,696
Stepan Co.	600		23,742
Terra Industries, Inc.	5,600		148,400
Total Materials			1,978,994
Telecommunication Services - 3.4%
American Tower Corp., Class A*	2,000		63,520
AT&T, Inc.	31,200		799,344
Embarq Corp.	5,400		197,424
iPCS, Inc.*	2,200		31,944
Premiere Global Services, Inc.*	3,400		35,836
Syniverse Holdings, Inc.*	3,800		47,880
Verizon Communications, Inc.	15,000		455,100
Total Telecommunication Services			1,631,048
Utilities - 3.4%
American Electric Power Co., Inc.	2,000		52,760
CMS Energy Corp.	12,000		144,240
Duke Energy Corp.	6,600		91,146
Entergy Corp.	1,000	[2]	64,770
Exelon Corp.	3,400		156,842
FirstEnergy Corp.	5,000		204,500
FPL Group, Inc.	2,000		107,580
Laclede Group, Inc., The	800		27,744
Mirant Corp.*	12,200		155,306
NRG Energy, Inc.*	1,200		21,576
NSTAR	3,200		100,512
PG&E Corp.	1,800		66,816
PPL Corp.	1,800		53,838
Progress Energy, Inc.	1,200		40,944
Public Service Enterprise Group, Inc.	2,600		77,584
Sempra Energy	1,200		55,224
Southern Co., The	4,000		115,520
UIL Holdings Corp.	1,000		23,090
WGL Holdings, Inc.	3,000		93,420
Total Utilities			1,653,412
Total Common Stocks (cost $55,178,236)			48,225,625
Short-Term Investments - 4.4%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.27%[3]	1,569,007		1,569,007
BNY Institutional Cash Reserves Fund, Series B*[3,4]	201,100		28,154
BNY Institutional Cash Reserves Fund, Series C*[3,5]	116,377		116,377
Dreyfus Cash Management Fund, Institutional Class Shares, 0.73%[6]	420,748		420,748
Total Short-Term Investments (cost $2,307,232)			2,134,286
Total Investments - 103.8% (cost $57,485,468)			50,359,911
Other Assets, less Liabilities - (3.8)%			(1,843,477)
Net Assets - 100.0%			$48,516,434

Note: Based on the cost of investments of $59,976,126 for Federal income tax purposes at April 30, 2009, the aggregate gross unrealized appreciation and depreciation were $2,155,837 and $11,772,052, respectively, resulting in net unrealized depreciation of investments of $9,616,215.

*	Non-income-producing securities.
[1]

Yield shown for each investment company below represents the April 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $1,827,142 or 3.8% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]	On October 6, 2008, BNYM established a separate sleeve of the ICRF (Series C) to hold a security issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being market to market daily.
[6]	The Fund’s investment is covered under the U.S. Treasury Temporary Money Market Fund Guarantee Program up to a maximum of $1,008,765.

The accompanying notes are an integral part of these financial statements.

12

Managers AMG FQ Funds

Statements of Assets and Liabilities

April 30, 2009 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity
Assets:
Investments at value (including securities on loan valued at $3,978,570 and $1,827,142, respectively)*	$54,739,531	$50,359,911
Cash	—	81,325
Receivable for Fund shares sold	12,407	16,189
Receivable for variation margin on futures contracts	—	225
Dividends and other receivables	41,379	56,856
Prepaid expenses	31,574	26,410
Total assets	54,824,891	50,540,916
Liabilities:
Payable upon return of securities loaned	4,090,861	1,886,484
Payable for Fund shares repurchased	171,429	68,910
Accrued expenses:
Investment advisory and management fees	25,426	2,018
Administrative fees	—	9,691
Distribution fees	5,887	4,766
Professional fees	24,583	23,372
Other	18,573	29,241
Total liabilities	4,336,759	2,024,482
Net Assets	$50,488,132	$48,516,434
Net Assets Represent:
Paid-in capital	$132,244,144	$81,428,827
Undistributed net investment income (loss)	(28,427)	203,238
Accumulated net realized loss from investments and futures contracts	(80,419,827)	(26,028,408)
Net unrealized depreciation of investments and futures contracts	(1,307,758)	(7,087,223)
Net Assets	$50,488,132	$48,516,434
Class A Shares - Net Assets	$8,263,241	$19,491,630
Shares outstanding	950,826	2,569,435
Net asset value and redemption price per share	$8.69	$7.59
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$9.22	$8.05
Class C Shares - Net Assets	$5,189,429	$1,134,595
Shares outstanding	603,170	150,639
Net asset value and redemption price per share	$8.60	$7.53
Institutional Class Shares - Net Assets	$37,035,462	$27,890,209
Shares outstanding	4,278,357	3,657,011
Net asset value, offering and redemption price per share	$8.66	$7.63

* Investments at cost	$56,047,289	$57,485,468

The accompanying notes are an integral part of these financial statements.

13

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets

April 30, 2009 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 99.9%
U.S. Government Obligations- 7.3%
U.S. Treasury Bills, 1.800%, 05/14/09[1,2]	$3,929,322	$3,929,961
U.S. Treasury Bills, 1.800%, 07/30/09[1,2]	10,219,105	10,221,544

Total U.S. Government Obligations (cost $14,148,427)		14,151,505

	Shares
Exchange Traded Fund- 20.4%
S&P 500 SPDR Trust Series I (cost $39,230,480)	448,130	39,233,781
Short-Term Investments- 72.2%[3,4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.73%	46,107,317	46,107,317
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.72%	92,758,754	92,758,754

Total Short-Term Investments (cost $138,866,071)		138,866,071
Total Investments in Securities (cost $192,244,978)		192,251,357
Foreign currency*		972,689
Receivable for investments sold		1,204,101
Receivable for Fund shares sold		1,522,192
Interest and other receivables		79,508
Receivable for variation margin on futures contracts		1,153,536
Unrealized gains on forward foreign currency contracts		10,068,033
Prepaid expenses		54,123
Total assets		207,305,539
Liabilities:
Payable for Fund shares repurchased		1,262,681
Payable for investments purchased		1,149,741
Unrealized losses on forward foreign currency contracts		8,035,090
Payable for variation margin on futures contracts		4,090,763
Accrued expenses:
Investment advisory and management fees		198,772
Administrative fees		39,238
Distribution fees		53,667
Professional fees		28,203
Other		6,048
Total liabilities		14,864,203
Net Assets		$192,441,336
Net Assets Represent:
Paid-in capital		$205,709,574
Undistributed net investment loss		(6,618,288)
Accumulated net realized loss from investments, futures and foreign currency contracts		(4,711,538)
Net unrealized depreciation of investments, futures and foreign currency contracts		(1,938,412)
Net Assets		$192,441,336
Class A Shares - Net Assets		$168,332,084
Shares outstanding		17,304,368
Net asset value and redemption price per share		$9.73
Offering price per share based on a maximum sales charge of 5.75%		$10.32
(Net asset value per share/(100% - maximum sales charge))
Class C Shares - Net Assets		$24,109,252
Shares outstanding		2,517,003
Net asset value and redemption price per share		$9.58

* Foreign currency at cost		$964,672

Note: Based on the cost of investments of $192,244,978 for Federal income tax purposes at April 30, 2009, the aggregate gross unrealized appreciation and depreciation were $6,379 and $0, respectively, resulting in net unrealized depreciation of investments of $6,379.

[1]	Security held as collateral for futures contracts, amounting to a market value of $14,151,505, or 7.4% of net assets.
[2]	Yield shown represents yield to maturity at April 30, 2009.
[3]

Yield shown for each investment company listed below represents the April 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[4]

The Fund’s investment in Dreyfus Cash Management Fund and JPMorgan Liquid Assets Money Market Fund are covered under the U.S. Treasury Temporary Money Market Fund Guarantee Program up to a maximum of $7,677,578 and $32,419,104, respectively.

The accompanying notes are an integral part of these financial statements.

14

Managers AMG FQ Funds

Statements of Operations

For the six months ended April 30, 2009 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity	FQ Global Alternatives
Investment Income:
Dividend income	$435,900	$653,224	$1,357,571
Securities lending fees	6,007	6,708	—
Total investment income	441,907	659,932	1,357,571
Expenses:
Investment advisory and management fees	225,654	85,019	1,448,308
Administrative fees	—	60,728	212,986
Distribution fees Class A	12,060	23,630	189,983
Distribution fees Class C	27,085	5,918	92,012
Interest expense on futures	—	—	66,001
Transfer agent	24,450	39,710	53,971
Professional fees	21,884	21,003	30,309
Registration fees	16,424	14,882	16,316
Reports to shareholders	8,904	3,670	11,085
Custodian	8,798	15,177	8,858
Trustees fees and expenses	3,075	3,179	6,242
Miscellaneous	4,596	3,475	3,382
Total expenses before offsets	352,930	276,391	2,139,453
Fee waivers	—	—	(18,101)
Expense reimbursements	(49,040)	(54,004)	(308,195)
Expense reductions	(269)	(394)	(875)
Net expenses	303,621	221,993	1,812,282
Net investment income (loss)	138,286	437,939	(454,711)
Net Realized and Unrealized Gain (Loss):
Net realized loss on investment transactions	(24,078,916)	(15,795,737)	(3,333,743)
Net realized loss on futures contracts	—	(132,882)	(7,106,435)
Net realized gain on foreign currency contracts	—	—	3,947,454
Net unrealized appreciation of investments	15,482,820	8,851,579	3,416,124
Net unrealized appreciation (depreciation) of futures contracts	—	109,528	(1,593,472)
Net unrealized depreciation of foreign currency contracts	—	—	(4,048,138)
Net realized and unrealized loss	(8,596,096)	(6,967,512)	(8,718,210)
Net Decrease in Net Assets Resulting from Operations	$(8,457,810)	$(6,529,573)	$(9,172,921)

The accompanying notes are an integral part of these financial statements.

15

Managers AMG FQ Funds

Statements of Changes in Net Assets

For the six months ended April 30, 2009 (unaudited) and for the fiscal year ended October 31, 2008

	FQ Tax-Managed U.S. Equity		FQ U.S. Equity		FQ Global Alternatives
	2009	2008	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$138,286	$877,114	$437,939	$1,077,680	$(454,711)	$142,091
Net realized gain (loss) on investments, futures and foreign currency transactions	(24,078,916)	(9,642,674)	(15,928,619)	(10,174,159)	(6,492,724)	3,888,830
Net unrealized appreciation (depreciation) of investments, futures and foreign currency translations	15,482,820	(43,337,251)	8,961,107	(26,998,895)	(2,225,486)	2,778,850
Net increase (decrease) in net assets resulting from operations	(8,457,810)	(52,102,811)	(6,529,573)	(36,095,374)	(9,172,921)	6,809,771
Distributions to Shareholders:
From net investment income	(842,397)	(537,697)	(912,255)	(1,004,699)	(11,141,269)	(121,939)
From net realized gain on investments	—	—	—	(10,995,141)	—	(447,105)
Total distributions to shareholders	(842,397)	(537,697)	(912,255)	(11,999,840)	(11,141,269)	(569,044)
From Capital Share Transactions:
Proceeds from the sale of shares	6,133,592	35,754,385	4,156,466	18,968,205	179,128,918	81,169,035
Reinvestment of dividends and distributions	741,749	454,409	890,958	11,587,804	7,621,709	354,090
Cost of shares repurchased	(17,995,805)	(41,462,127)	(8,348,102)	(30,215,539)	(75,355,382)	(31,583,474)
Net increase (decrease) from capital share transactions	(11,120,464)	(5,253,333)	(3,300,678)	340,470	111,395,245	49,939,651
Total increase (decrease) in net assets	(20,420,671)	(57,893,841)	(10,742,506)	(47,754,744)	91,081,055	56,180,378
Net Assets:
Beginning of period	70,908,803	128,802,644	59,258,940	107,013,684	101,360,281	45,179,903
End of period	$50,488,132	$70,908,803	$48,516,434	$59,258,940	$192,441,336	$101,360,281
End of period undistributed net investment income (loss)	$(28,427)	$675,684	$203,238	$677,554	$6,618,287	$4,977,692

Share Transactions:
Sale of shares	718,391	2,517,854	557,420	1,781,746	17,541,170	7,747,805
Reinvestment of dividends and distributions	85,675	28,638	116,028	881,812	766,675	35,643
Shares repurchased	(2,083,874)	(3,114,114)	(1,142,169)	(2,733,178)	(7,723,048)	(3,101,019)
Net increase (decrease) in shares	(1,279,808)	(567,622)	(468,721)	(69,620)	10,584,797	4,682,429

The accompanying notes are an integral part of these financial statements.

16

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2009 (unaudited)
		For the fiscal year ended October 31,
Institutional Class Shares		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.99	$16.80	$13.93	$11.89	$9.94	$9.39
Income from Investment Operations:
Net investment income	0.04	0.13	0.06	0.03	0.01	0.11
Net realized and unrealized gain (loss) on investments	(1.22)	(6.87)	2.82	2.03	2.04	0.44
Total from investment operations	(1.18)	(6.74)	2.88	2.06	2.05	0.55
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.07)	(0.01)	(0.02)	(0.10)	—
Net Asset Value, End of Period	$8.66	$9.99	$16.80	$13.93	$11.89	$9.94
Total Return[1]	(11.79)%[2]	(40.26)%	20.68%	17.37%	20.75%	5.86%
Ratio of net expenses to average net assets	0.99%[3]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets[1]	0.66%[3]	0.92%	0.37%	0.23%	0.04%	0.99%
Portfolio turnover	94%[2]	136%	65%	98%	105%	131%
Net assets at end of period (000’s omitted)	$37,035	$48,882	$95,510	$82,975	$55,377	$45,321

Expense Offsets:[4]
Ratio of total expenses to average net assets	1.18%[3]	1.03%	1.07%	1.11%	1.21%	1.20%
Ratio of net investment income (loss) to average net assets	0.47%[3]	0.88%	0.29%	0.12%	(0.17)%	0.79%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements, fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

17

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2009 (unaudited)			For the fiscal period ended October 31, 2006 *
		For the fiscal year ended October 31,
Class A Shares		2008	2007
Net Asset Value, Beginning of Period	$9.99	$16.75	$13.91	$13.01
Income from Investment Operations:
Net investment income	0.05	0.10	0.02	0.00 [5]
Net realized and unrealized gain (loss) on investments	(1.24)	(6.81)	2.82	0.90
Total from investment operations	(1.19)	(6.71)	2.84	0.90
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.05)	—	—
Net Asset Value, End of Period	$8.69	$9.99	$16.75	$13.91
Total Return[1]	(11.86)%[2]	(40.15)%[6]	20.42%	6.92%[2]
Ratio of net expenses to average net assets	1.24%[3]	1.24%	1.24%	1.24%[3]
Ratio of net investment income (loss) to average net assets[1]	0.45%[3]	0.67%	0.30%	(0.11)%[3]
Portfolio turnover	94%[2]	136%	65%	98%[2]
Net assets at end of period (000’s omitted)	$8,263	$15,334	$23,803	$574

Expense Offsets:[4]
Ratio of total expenses to average net assets	1.43%[3]	1.28%	1.32%	1.40%[3]
Ratio of net investment income (loss) to average net assets	0.26%[3]	0.63%	0.22%	(0.27)%[3]

	For the six months ended April 30, 2009 (unaudited)			For the fiscal period ended October 31, 2006 *
		For the fiscal year ended October 31,
Class C Shares		2008	2007
Net Asset Value, Beginning of Period	$9.82	$16.53	$13.83	$13.01
Income from Investment Operations:
Net investment income (loss)	(0.01)	(0.02)	0.00 [5]	(0.03)
Net realized and unrealized gain (loss) on investments	(1.20)	(6.69)	2.70	0.85
Total from investment operations	(1.21)	(6.71)	2.70	0.82
Less Distributions to Shareholders from:
Net investment income	(0.01)	—	—	—
Net Asset Value, End of Period	$8.60	$9.82	$16.53	$13.83
Total Return[1]	(12.30)%[2]	(40.56)%	19.52%[6]	6.30%[2]
Ratio of net expenses to average net assets	1.99%[3]	1.99%	1.99%	1.99%[3]
Ratio of net investment loss to average net assets[1]	(0.34)%[3]	(0.09)%	(0.36)%	(0.91)%[3]
Portfolio turnover	94%[2]	136%	65%	98%[2]
Net assets at end of period (000’s omitted)	$5,190	$6,693	$9,490	$941

Expense Offsets:[4]
Ratio of total expenses to average net assets	2.18%[3]	2.03%	2.07%	2.15%[3]
Ratio of net investment loss to average net assets	(0.53)%[3]	(0.13)%	(0.44)%	(1.06)%[3]

*	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Rounds to less than $0.01.
[6]	The Total Return is based on the Financial Statement Net Asset Value as shown above.

18

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2009 (unaudited)
		For the fiscal year ended October 31,
Institutional Class Shares		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.68	$15.49	$14.90	$12.93	$11.62	$10.59
Income from Investment Operations:
Net investment income	0.08	0.19	0.15	0.17	0.20	0.11
Net realized and unrealized gain (loss) on investments	(0.98)	(5.23)	2.11	2.49	1.26	1.00
Total from investment operations	(0.90)	(5.04)	2.26	2.66	1.46	1.11
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.16)	(0.16)	(0.18)	(0.15)	(0.08)
Net realized gain on investments	—	(1.61)	(1.51)	(0.51)	—	—
Total distributions to shareholders	(0.15)	(1.77)	(1.67)	(0.69)	(0.15)	(0.08)
Net Asset Value, End of Period	$7.63	$8.68	$15.49	$14.90	$12.93	$11.62
Total Return[1]	(10.41)%[2]	(36.43)%	16.54%	21.44%	12.64%	10.52%
Ratio of net expenses to average net assets	0.79%[3]	0.79%	0.79%	0.79%	0.85%	0.79%
Ratio of net investment income to average net assets[1]	1.93%[3]	1.36%	0.96%	1.23%	1.49%	0.97%
Portfolio turnover	83%[2]	227%	106%	89%	105%	106%
Net assets at end of period (000’s omitted)	$27,890	$35,135	$82,915	$78,068	$72,470	$72,878

Expense Offsets:[4]
Ratio of total expenses to average net assets	1.01%[3]	0.91%	0.83%	0.82%	—	—
Ratio of net investment income to average net assets	1.71%[3]	1.24%	0.92%	1.19%	—	—

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements, fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

19

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2009 (unaudited)			For the fiscal period ended October 31, 2006*
		For the fiscal year ended October 31,
Class A Shares		2008	2007
Net Asset Value, Beginning of Period	$8.63	$15.43	$14.88	$13.53
Income from Investment Operations:
Net investment income	0.06	0.09	0.17	0.01
Net realized and unrealized gain (loss) on investments	(0.97)	(5.14)	2.05	1.34
Total from investment operations	(0.91)	(5.05)	2.22	1.35
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.14)	(0.16)	—
Net realized gain on investments	—	(1.61)	(1.51)	—
Total distributions to shareholders	(0.13)	(1.75)	(1.67)	—
Net Asset Value, End of Period	$7.59	$8.63	$15.43	$14.88
Total Return[1]	(10.58)%[2]	(36.64)%	16.28%	9.98%[2]
Ratio of net expenses to average net assets	1.04%[3]	1.04%	1.04%	1.04%[3]
Ratio of net investment income to average net assets[1]	1.67%[3]	1.07%	0.56%	0.63%[3]
Portfolio turnover	83%[2]	227%	106%	89%[2]
Net assets at end of period (000’s omitted)	$19,492	$22,966	$21,773	$371

Expense Offsets:[4]
Ratio of total expenses to average net assets	1.26%[3]	1.16%	1.08%	1.13%[3]
Ratio of net investment income to average net assets	1.45%[3]	0.95%	0.52%	0.54%[3]

	For the six months ended April 30, 2009 (unaudited)			For the fiscal period ended October 31, 2006*
		For the fiscal year ended October 31,
Class C Shares		2008	2007
Net Asset Value, Beginning of Period	$8.52	$15.27	$14.85	$13.53
Income from Investment Operations:
Net investment income	0.02	0.04	0.13	0.00 [5]
Net realized and unrealized gain (loss) on investments	(0.95)	(5.13)	1.96	1.32
Total from investment operations	(0.93)	(5.09)	2.09	1.32
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.05)	(0.16)	—
Net realized gain on investments	—	(1.61)	(1.51)	—
Total distributions to shareholders	(0.06)	(1.66)	(1.67)	—
Net Asset Value, End of Period	$7.53	$8.52	$15.27	$14.85
Total Return[1]	(10.95)%[2]	(37.12)%	15.35%	9.76%[2]
Ratio of net expenses to average net assets	1.79%[3]	1.79%	1.79%	1.79%[3]
Ratio of net investment income (loss) to average net assets[1]	0.93%[3]	0.37%	(0.13)%	0.16%[3]
Portfolio turnover	83%[2]	227%	106%	89%[2]
Net assets at end of period (000’s omitted)	$1,134	$1,158	$2,326	$97

Expense Offsets:[4]
Ratio of total expenses to average net assets	2.01%[3]	1.91%	1.83%	1.88%[3]
Ratio of net investment income (loss) to average net assets	0.71%[3]	0.25%	(0.17)%	(0.07)%[3]

*	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Rounds to less than $0.01.

20

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the six months ended April 30, 2009 (unaudited)		For the fiscal year ended October 31,		For the fiscal period ended October 31, 2006 *

			2008	2007
Net Asset Value, Beginning of Period	$11.00		$9.94	$9.73	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.02)[6]		0.04 [6]	0.18 [6]	0.16
Net realized and unrealized gain (loss) on investments	(0.57)[6]		1.15 [6]	0.22 [6]	(0.43)
Total from investment operations	(0.59)		1.19	0.40	(0.27)
Less Distributions to Shareholders from:
Net investment income	(0.68)		(0.03)	(0.19)	—
Net realized gain on investments	—		(0.10)	—	—
Total distributions to shareholders	(0.68)		(0.13)	(0.19)	—
Net Asset Value, End of Period	$9.73		$11.00	$9.94	$9.73
Total Return[1]	(5.47	)%[2] ,[5]	12.17%[5]	4.11%[5]	(2.70)%[2]
Ratio of net expenses to average net assets	1.97%[3]		2.26%	2.50%	2.50%[3]
Ratio of net investment income (loss) to average net assets[1]	(0.45)%[3]		0.36%	1.72%	1.38%[3]
Portfolio turnover	35%[2]		133%	104%	48%[2]
Net assets at end of period (000’s omitted)	$168,332		$89,232	$37,716	$20,661

Expense Offsets:[4]
Ratio of total expenses to average net assets	2.35%[3]		2.45%	2.56%	3.20%[3]
Ratio of net investment income (loss) to average net assets	(0.83)%[3]		0.17%	1.66%	0.68%[3]

Class C Shares	For the six months ended April 30, 2009 (unaudited)		For the fiscal year ended October 31,		For the fiscal period ended October 31, 2006 *
			2008	2007
Net Asset Value, Beginning of Period	$10.81		$9.82	$9.69	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.06)[6]		(0.04)[6]	0.11 [6]	0.02
Net realized and unrealized gain (loss) on investments	(0.55)[6]		1.13 [6]	0.21 [6]	(0.33)
Total from investment operations	(0.61)		1.09	0.32	(0.31)
Less Distributions to Shareholders from:
Net investment income	(0.62)		(0.01)	(0.19)	—
Net realized gain on investments	—		(0.09)	—	—
Total distributions to shareholders	(0.62)		(0.10)	(0.19)	—
Net Asset Value, End of Period	$9.58		$10.81	$9.82	$9.69
Total Return[1]	(5.81	)%[2] ,[5]	11.31%[5]	3.30%[5]	(3.10)%[2]
Ratio of net expenses to average net assets	2.72%[3]		3.02%	3.25%	3.25%[3]
Ratio of net investment income (loss) to average net assets[1]	(1.21)%[3]		(0.38)%	1.03%	1.03%[3]
Portfolio turnover	35%[2]		133%	104%	48%[2]
Net assets at end of period (000’s omitted)	$24,109		$12,128	$7,464	$695

Expense Offsets:[4]
Ratio of total expenses to average net assets	3.10%[3]		3.21%	3.31%	3.52%[3]
Ratio of net investment income (loss) to average net assets	(1.59)%[3]		(0.57)%	0.97%	0.76%[3]

*	Commencement of operations was on March 30, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements/recoupments or fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Per share numbers have been calculated using average shares.

21

Managers AMG FQ Funds

Notes to Financial Statements

April 30, 2008 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), Managers AMG FQ U.S. Equity Fund (“U.S. Equity”), and Managers AMG FQ Global Alternatives Fund (“Global Alternatives”), collectively the “Funds.”

Each Fund offers Class A and Class C shares. In addition, Tax-Managed and U.S. Equity offer an Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class A and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Tax-Managed and U.S. Equity Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset

22

Managers AMG FQ Funds

Notes to Financial Statements (continued)

or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2009:

	Tax-Managed		U.S. Equity		Global Alternatives
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$54,503,332	—	$50,215,380	$38,334	$178,099,852	$(4,040,111)
Level 2 - Other Significant Observable Inputs	236,199	—	144,531	—	14,151,505	2,087,302
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$54,739,531	—	$50,359,911	$38,334	$192,251,357	$(1,952,809)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. All classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

U.S. Equity directed certain portfolio trades to a brokerage firm, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended April 30, 2009, under this arrangement the Fund’s expenses were reduced by $150 which had no impact on the annualized expense ratio.

Each of the Funds has a “balance credit” agreement with The Bank of New York Mellon (formerly The Bank of New York) (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2009, the custodian expense was reduced as follows: Tax-Managed - $0, U.S. Equity - $0 and Global Alternatives - $0.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended April 30, 2009, overdraft fees for Tax-Managed, U.S. Equity and Global Alternatives equaled $1,655, $695, and $0, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2009, the transfer agent expense was reduced as follows: Tax-Managed - $269, U.S. Equity - $244, and Global Alternatives - $875.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with

23

Managers AMG FQ Funds

Notes to Financial Statements (continued)

respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Portfolio- Capital Share Class. For the six months ended April 30, 2009, the management fee was reduced as follows: Tax-Managed - $0, U.S. Equity -$0, Global Alternatives - $18,101.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

f.	Capital Loss Carryovers

As of April 30, 2009, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
Tax-Managed	$9,626,944	2016
	62,547	2011
	18,367,213	2010
	28,285,422	2009

Total	$56,342,126

U.S. Equity	$7,674,402	2016
Global Alternatives	$176,926	2016

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

24

Managers AMG FQ Funds

Notes to Financial Statements (continued)

For the six months ended April 30, 2009, and the fiscal year ended October 31, 2008, the capital stock transactions in the Funds by class were as follows:

	Tax-Managed				U.S. Equity
	For the six months ended April 30, 2009		For the fiscal year ended October 31, 2008		For the six months ended April 30, 2009		For the fiscal year ended October 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	335,151	$2,895,269	1,083,470	$15,075,982	470,107	$3,479,045	1,566,421	$16,619,942
Reinvestment of dividends and distributions	8,544	71,910	1,904	30,137	41,407	317,181	174,679	2,290,036
Shares repurchased	(928,495)	(8,180,783)	(971,029)	(12,672,266)	(604,735)	(4,483,552)	(489,573)	(5,432,086)

Net increase	(584,800)	$(5,213,604)	114,345	$2,433,853	(93,221)	$(687,326)	1,251,527	$13,477,892

Class C Shares
Sale of shares	75,663	$644,562	344,329	$4,887,814	62,120	$488,357	28,722	$347,005
Reinvestment of dividends and distributions	482	4,176	—	—	766	5,838	8,512	110,908
Shares repurchased	(154,744)	(1,298,016)	(236,813)	(3,098,613)	(48,174)	(343,721)	(53,602)	(642,435)

Net increase (decrease)	(78,599)	$(649,278)	107,516	$1,789,201	14,712	$150,474	(16,368)	$(184,522)

Institutional Class
Sale of shares	307,577	$2,593,761	1,090,055	$15,790,589	25,193	$189,064	186,603	$2,001,258
Reinvestment of dividends and distributions	76,649	665,663	26,734	424,272	73,855	567,939	698,621	9,186,860
Shares repurchased	(1,000,635)	(8,517,006)	(1,906,272)	(25,691,248)	(489,260)	(3,520,829)	(2,190,003)	(24,141,018)

Net increase (decrease)	(616,409)	$(5,257,582)	(789,483)	$(9,476,387)	(390,212)	$(2,763,826)	(1,304,779)	$(12,952,900)

	Global Alternatives
	For the six months ended April 30, 2009		For the fiscal year ended October 31, 2008
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	16,014,324	$164,001,710	6,997,102	$73,521,698
Reinvestment of dividends and distributions	715,064	7,114,881	30,757	306,011
Shares repurchased	(7,539,595)	(73,559,614)	(2,707,381)	(27,611,339)

Net increase	9,189,793	$97,556,977	4,320,478	$46,216,370

Class C Shares
Sale of shares	1,526,846	$15,127,208	750,703	$7,647,337
Reinvestment of dividends and distributions	51,611	506,828	4,886	48,079
Shares repurchased	(183,453)	(1,795,768)	(393,638)	(3,972,135)

Net increase	1,395,004	$13,838,268	361,951	$3,723,281

At April 30, 2009, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Funds as follows:

Fund	Class A	Class C	Institutional Class
Tax-Managed	2 collectively own 47%	1 owns 20%	2 collectively own 35%
U.S. Equity	None	2 own 47%	None
Global Alternatives	1 owns 21%	3 collectively own 80%	N/A

25

Managers AMG FQ Funds

Notes to Financial Statements (continued)

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds are distributed by Managers Distributors, Inc., (“MDI” or the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. The Funds’ investment portfolios are managed by First Quadrant, L.P. (“First Quadrant” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and First Quadrant with respect to each of the Funds. AMG indirectly owns a majority interest in First Quadrant. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. MDI serves as the principal underwriter for each fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds will be continuously offered and will be sold by brokers, dealers, or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature.

Tax-Managed is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity and Global Alternatives are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35% and 1.70%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as subadvisor. U.S. Equity and Global Alternatives have entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of the average daily net assets of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2010, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses, and extraordinary expenses) will be limited to the following amounts of the Funds’ average daily net assets:

Fund	Class A	Class C	Institutional Class
Tax-Managed	1.24%	1.99%	0.99%
U.S. Equity	1.04%	1.79%	0.79%
Global Alternatives	1.99%	2.74%	N/A

At a meeting held on June 5-6, 2008, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to Global Alternatives. Effective June 9, 2008, the Investment Manager contractually agreed to limit net annual fund operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.99% and 2.74% of average daily net assets of Class A and Class C shares, respectively. Prior to June 9, 2008, the Fund had a contractual expense limitation of 2.50% and 3.25% for Class A and Class C shares, respectively.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Funds’ total operating expenses in any such future year to exceed that Fund’s respective expense cap. At April 30, 2009, the six-month and cumulative amounts of reimbursable expenses for the Funds were as follows:

Fund	Six months ended April 30, 2009	Cumulative Reimbursement Amount
Tax-Managed	$49,040	$234,666
U.S. Equity	54,004	54,004
Global Alternatives	308,195	406,644

26

Managers AMG FQ Funds

Notes to Financial Statements (continued)

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds adopted a distribution and service plan (the “Plan”) with respect to the Class A and Class C shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, the Funds may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of U.S. Equity, Tax-Managed and Global Alternatives for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2009, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Tax-Managed	$51,752,869	$64,054,686	N/A	N/A
U.S. Equity	41,176,844	45,110,189	N/A	N/A
Global Alternatives	26,271,250	5,393,132	$16,427,402	$11,735,000

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September and October of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established separate sleeves of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Tax-Managed’s and U.S. Equity’s position in the separate sleeves of the ICRF Fund is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Forward Foreign Currency Contracts

Global Alternatives invests in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

27

Managers AMG FQ Funds

Notes to Financial Statements (continued)

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Cash pledged to cover margin requirements for open forward positions in Global Alternatives at April 30, 2009 was $1,050,000. Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2009 were as follows:

Global Alternatives - Foreign Currency

Type	Position	Settlement Date	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Short	6/17/2009	$22,074,252	$22,434,806	$(360,554)
Canadian Dollar	Short	6/17/2009	25,998,203	27,477,555	(1,479,352)
Swiss Franc	Short	6/17/2009	31,203,430	31,798,546	(595,116)
euro	Short	6/17/2009	68,873,549	71,654,426	(2,780,877)
Pound Sterling	Short	6/17/2009	45,023,604	46,934,879	(1,911,275)
Japanese Yen	Short	6/17/2009	5,616,648	5,591,146	25,502
New Zealand Dollar	Short	6/17/2009	11,353,387	11,214,398	138,989
Swedish Krona	Short	6/17/2009	1,618,628	1,835,494	(216,866)
Australian Dollar	Long	6/17/2009	39,469,571	35,389,786	4,079,785
Canadian Dollar	Long	6/17/2009	8,950,479	8,620,316	330,163
Swiss Franc	Long	6/17/2009	9,721,470	9,734,830	(13,360)
euro	Long	5/4/2009-6/17/2009	26,798,065	26,662,160	135,905
Pound Sterling	Long	6/17/2009	7,503,240	7,347,821	155,419
Japanese Yen	Long	6/17/2009	24,274,674	24,260,562	14,112
New Zealand Dollar	Long	6/17/2009	53,296,638	49,429,564	3,867,074
Swedish Krona	Long	6/17/2009	20,696,154	20,052,760	643,394

Total			$402,471,992	$400,439,049	$2,032,943

8.	Futures Contracts Held or Issued for Purposes other than Trading

U.S. Equity uses Equity Index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Alternatives may use futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices), for any purpose. The Funds may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

28

Managers AMG FQ Funds

Notes to Financial Statements (continued)

Assets pledged to cover margin requirements for the open futures positions at April 30, 2009 amounted to $77,000 and $14,151,505 for U.S. Equity and Global Alternatives, respectively. Each Fund had the following open futures contracts as of April 30, 2009:

FQ U.S. Equity

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
S&P 500 Index	1	Long	6/18/2009	$38,334

FQ Global Alternatives

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Australian 10-Year Bond	AUD	756	Short	6/15/2009	$952,983
Australian SPI 200	AUD	60	Short	6/18/2009	(26,349)
Canadian 10-Year Bond	CAD	1116	Short	6/19/2009	821,583
S&P/TSE 60 Index	CAD	1	Short	6/18/2009	(6,124)
CAC40 10 Euro	EUR	16	Short	5/15/2009	(45,674)
Amsterdam Index	EUR	58	Short	5/15/2009	(160,766)
DAX Index	EUR	36	Long	6/19/2009	915,745
IBEX 35 Index	EUR	46	Short	5/15/2009	(174,663)
euro-Bund 10-Year	EUR	36	Short	6/8/2009	70,854
euro-Bund 10-Year	EUR	741	Long	6/8/2009	(1,111,977)
S&P/MIB Index	EUR	81	Long	6/19/2009	2,785,874
U.K. 10-Year Gilt	GBP	571	Short	6/26/2009	1,596,306
FTSE 100 Index	GBP	237	Long	6/19/2009	1,118,242
Hang Seng Index	HKD	57	Short	5/27/2009	(192,806)
Japanese 10-Year Bond	JPY	497	Long	6/10/2009	(991,416)
TOPIX Index	JPY	110	Short	6/11/2009	(1,607,719)
S&P 500 Index	USD	155	Short	6/18/2009	(5,470,582)
U.S. Treasury 20-Year Bond	USD	508	Long	6/19/2009	(2,516,190)
U.S. Treasury 20-Year Bond	USD	9	Short	6/19/2009	2,568
Total					$(4,040,111)

Investments Definitions and Abbreviations:

Abbreviations have been used throughout this table to indicate the underlying currencies:

AUD:	Australian Dollar	EUR:	euro	HKD:	Hong Kong Dollar	USD:	U.S. Dollar
CAD:	Canadian Dollar	GBP:	British Pound	JPY:	Japanese Yen

29

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Investment Manager and Administrator

Managers Investment Group LLC

330 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

330 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 61204

King of Prussia, Pennslyvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS
Rexiter Capital Management Limited	MID-CAP
Schroder Investment Management North America Inc.	Chicago Equity Partners, LLC

REAL ESTATE SECURITIES
ESSEX GROWTH	Urdang Securities Management, Inc.
ESSEX LARGE CAP GROWTH
ESSEX SMALL/MICRO CAP GROWTH	RENAISSANCE LARGE CAP GROWTH
Essex Investment Management Co., LLC	Renaissance Group LLC

FQ TAX-MANAGED U.S. EQUITY	SKYLINE SPECIAL EQUITIES PORTFOLIO
FQ U.S. EQUITY	Skyline Asset Management, L.P.
First Quadrant, L.P.
SMALL CAP
GW&K MULTI-CAP EQUITY	TIMESSQUARE MID CAP GROWTH
Gannet Welsh & Kotler, LLC	TIMESSQUARE SMALL CAP GROWTH
TimesSquare Capital Management, LLC
INSTITUTIONAL MICRO-CAP
MICRO-CAP	SPECIAL EQUITY
Lord, Abbett & Co. LLC	Ranger Investment Management, L.P.
WEDGE Capital Management L.L.P.	Lord, Abbett & Co. LLC
OFI Institutional Asset Management, Inc.	Smith Asset Management Group, L.P.
Next Century Growth Investors LLC	Federated MDTA LLC

INTERNATIONAL EQUITY	SYSTEMATIC VALUE
AllianceBernstein L.P.	SYSTEMATIC MID CAP VALUE
Lazard Asset Management, LLC	Systematic Financial Management, L.P.
Martin Currie, Inc.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL ENHANCED YIELD

Gannet Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended April 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2009

Managers Fremont Bond Fund

Managers Fremont Bond Fund

Semi-Annual Report — April 30, 2009 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOT, AND SCHEDULE OF PORTFOLIO INVESTMENTS	3
Summary of portfolio credit quality and top ten holdings at April 30, 2009

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	14
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	15
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	16
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	17
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	18
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2009	Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Expenses Paid During the Period*
Managers Fremont Bond Fund
Actual	0.58%	$1,000	$1,079	$2.99
Hypothetical (5% return before expenses)	0.58%	$1,000	$1,022	$2.91

*       Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers Fremont Bond Fund Performance

All periods ended April 30, 2009 (unaudited)

Average Annual Total Returns1

	Six Months	One Year	Five Years	Ten Years
Managers Fremont Bond[2,3,4,5,6,7]	7.90%	1.25%	4.93%	6.06%
Barclays Capital U.S. Aggregate Bond Index®8	7.74%	3.84%	4.78%	5.71%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2009. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

Fixed-income funds are subject to risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay their creditors, and changing interest rate risk. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[7]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8]	Prior to October 31, 2008, the Index was known as the Lehman Brothers U.S. Aggregate Bond Index.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers Fremont Bond Fund

Fund Snapshots

April 30, 2009 (unaudited)

Portfolio Breakdown

Rating	Managers Fremont Bond**	Barclays Capital U.S. Aggregate Bond Index®
U.S. Treasury & Agency	66.4%	74.5%
Aaa	7.6%	5.9%
Aa	8.6%	3.5%
A	10.7%	9.1%
Baa	2.7%	7.0%
Ba & lower	4.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
FNMA, 5.500%, TBA	27.1%
FNMA, 6.000%, TBA	15.3
FHLMC, 5.500%, TBA	9.9
FNMA, 5.000%, TBA	9.8
FHLMC, 6.000%, TBA	3.4
FHLMC Gold Pool, 5.000%, TBA	2.8
FHLMC, 0.888%, 02/01/11	2.8
U.S. Treasury Bills, 1.875%, 07/15/13*	2.6
FNMA, 5.500%, TBA	2.5
FNMA, 5.000%, 02/01/36	2.3

Top Ten as a Group	78.5%

* Top Ten Holding at October 31, 2008.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers Fremont Bond Fund

Schedule of Portfolio Investments

April 30, 2009 (unaudited)

	Principal Amount	Value
Corporate Bonds - 54.0%
Asset-Backed Securities - 3.7%
Asset Backed Funding Certificates, Series 2006-OPT3 A3A, 0.498%, 11/25/36, (05/26/09)[4]	$474,725	$447,673
Amortizing Residential Collateral Trust, 0.728%, 07/25/32, (05/26/09)[4]	77,398	30,459
Asset Backed Securities Corp. Home Equity, 0.488%, 11/25/36, (05/26/09)[4]	60,353	59,678
Bear Stearns Asset Backed Securities, Inc., 0.518%, 10/25/36, (05/26/09)[4]	539,952	466,973
Countrywide Asset-Backed Certificates, 0.488%, 11/25/37, (05/26/09)[4]	601,834	534,726
EMC Mortgage Loan Trust, Class A, 0.808%, 05/25/40, (05/26/09) (a)[4]	1,117,290	784,040
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 0.488%, 11/25/36, (05/26/09)[4]	1,081,860	975,541
First NLC Trust, 0.507%, 08/25/37, (05/26/09) (a)[4]	1,362,949	1,037,454
Fremont Home Loan Trust, 0.498%, 01/25/37, (05/26/09)[4]	793,034	677,694
GSAMP Trust, Series 2006-HE7, Class A2A, 0.478%, 11/25/46, (05/26/09)[4]	818,790	730,575
HSI Asset Securitization Corp. Trust, 0.488%, 12/25/36, (05/26/09)[4]	462,738	257,677
Indymac Residential Asset Backed Trust, 0.498%, 01/25/37, (05/26/09)[4]	348,519	326,928
JPMorgan Acquisition Corp., Class A, 0.488%, 08/25/36, (05/26/09)[4]	184,551	174,235
Lehman XS Trust, 0.507%, 05/25/46, (05/26/09)[4]	62,132	60,997
Lehman XS Trust, 0.518%, 11/25/46, (05/26/09)[4]	1,252,929	981,023
Long Beach Mortgage Loan Trust, 0.718%, 10/25/34, (05/26/09)[4]	55,661	28,861
Morgan Stanley ABS Capital I, 0.478%, 10/25/36, (05/26/09)[4]	302,580	277,073
Morgan Stanley ABS Capital I, 0.488%, 10/25/36, (05/26/09)[4]	240,562	209,867
Morgan Stanley Ixic Real Estate Capital Trust, 0.488%, 11/25/36, (05/26/09)[4]	443,814	413,956
Option One Mortgage Loan Trust, 0.488%, 01/25/37, (05/26/09)[4]	447,760	421,878
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.698%, 09/25/35, (05/26/09)[4]	1,587,551	988,280
Residential Asset Securities Corp., 0.507%, 11/25/36, (05/26/09)[4]	963,546	932,698
Saxon Asset Securities Trust, 0.498%, 11/25/46	169,461	163,644
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.478%, 01/25/37, (05/26/09)[4]	1,182,113	989,724
Securitized Asset Backed Receivables LLC Trust, 0.498%, 12/25/36, (05/26/09)[4]	920,321	568,712
Structured Asset Securities Corp., 0.488%, 10/25/36, (05/26/09)[4]	823,263	732,023
Structured Asset Securities Corp., 0.728%, 01/25/33, (05/26/09)[4]	77,557	50,708
U.S. Small Business Administration Participation Certificates, Series 2008-10E, Class 1, 5.110%, 09/01/18	3,954,672	4,194,522
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	116,271	121,379
U.S. Small Business Administration Participation Certificates, Series 2007-20K, Class 1, 5.510%, 11/01/27	5,078,931	5,330,093
U.S. Small Business Administration Participation Certificates, Series 2008-20I, 5.600%, 09/01/28	9,808,356	10,538,586
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	500,969	522,432
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	18,439	19,092
Total Asset-Backed Securities		34,049,201
Financials - 30.7%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,600,000	1,577,483
American Express Bank FSB, 0.507%, 10/20/09, (06/22/09)[4]	2,300,000	2,236,269

The accompanying notes are an integral part of these financial statements.

4

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 30.7% (continued)
American Express Bank FSB, Series BKNT, 0.502%, 06/22/09, (06/22/09)[4]	$300,000	$297,584
American Express Centurion Bank, 0.480%, 06/12/09, (06/12/09)[4]	1,500,000	1,495,010
American Express Centurion Bank, Series BKNT, 0.501%, 03/23/10, (05/26/09)[4]	5,000,000	4,720,500
American Express Co., 7.000%, 03/19/18	1,000,000	949,988
American Express Credit Co., 0.529%, 11/09/09, (06/09/09)[4]	2,400,000	2,339,585
American Express Travel Related Services Co., Inc., 5.250%, 11/21/11 (a)	5,700,000	5,283,780
American Express Travel Related Services Co., Inc., Series EMTN, 0.618%, 06/01/11, (06/01/09)[4]	900,000	785,981
American International Group, Inc., 0.502%, 06/15/09, (06/16/09) (a)[4]	3,100,000	2,945,000
American International Group, Inc., 5.050%, 10/01/15	400,000	145,570
ANZ National Bank, Ltd., 1.281%, 08/07/09, (08/07/09) (a)[4]	2,500,000	2,499,008
ANZ National International, Ltd., 6.200%, 07/19/13 (a)	1,800,000	1,798,742
Australia and New Zealand Banking Group, Ltd., 3.200%, 12/15/11	19,000,000	19,430,160
Bank of America Corp., 6.000%, 10/15/36	900,000	621,009
Bank of America Corp., 8.000%, 12/29/49 [5,6]	19,700,000	11,206,739
Barclays Bank PLC, 5.450%, 09/12/12	17,300,000	17,586,280
Bear Stearns Companies, Inc., The, 1.341, 08/21/09, (08/21/09)[4]	4,600,000	4,588,850
Bear Stearns Companies, Inc., The, 1.392%, 07/16/09, (07/16/09)[4]	1,600,000	1,601,778
Bear Stearns Companies, Inc., The, 1.448%, 08/15/11, (08/17/09)[4]	200,000	188,029
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12	5,800,000	6,110,752
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[5,6]	1,500,000	673,842
China Development Bank, 5.000%, 10/15/15	300,000	314,784
Chrysler Term Loan, 4.460%, 05/15/09	5,910,000	4,390,285
CIT Group, Inc., 1.357%, 08/17/09, (08/17/09)[4]	2,400,000	2,185,721
CIT Group, Inc., 5.000%, 05/13/14	€1,800,000	1,178,883
Citigroup Capital XXI, 8.300%, 12/21/57	1,200,000	731,532
Citigroup Funding, Inc., 1.226%, 06/26/09, (06/26/09)[4]	1,600,000	1,589,373
Citigroup, Inc., 1.262%, 12/28/09, (06/29/09)[4]	300,000	289,543
Citigroup, Inc., 5.300%, 10/17/12	200,000	176,745
Citigroup, Inc., 5.500%, 08/27/12	500,000	446,436
Citigroup, Inc., 5.850%, 07/02/13	100,000	89,582
Citigroup, Inc., 6.000%, 08/15/17	4,200,000	3,533,246
Citigroup, Inc., 6.125%, 05/15/18	800,000	673,439
Citigroup, Inc., 6.125%, 08/25/36	4,900,000	2,904,867
Citigroup, Inc., 8.400%, 04/29/49 [5,6]	3,600,000	2,412,432
Countrywide Financial Corp., 2.288%, 11/23/10, (05/26/09)[4]	4,000,000	4,702,302
Countrywide Financial Corp., Series MTN, 5.800%, 06/07/12	4,400,000	4,036,393
Credit Agricole (London), 1.256%, 05/28/09, (05/28/09) (a)[4]	1,900,000	1,898,786
Credit Agricole (London), 1.306%, 05/28/10, (05/28/09) (a)[4]	2,200,000	2,156,240
Deutsche Bank AG London, 6.000%, 09/01/17	5,000,000	4,900,750
Ford Motor Credit Company LLC, 5.700%, 01/15/10	1,500,000	1,410,274
Ford Motor Credit Company LLC, 7.250%, 10/25/11	200,000	164,098

The accompanying notes are an integral part of these financial statements.

5

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Financials - 30.7% (continued)
Ford Motor Credit Company LLC, 7.375%, 02/01/11	$300,000		$258,116
Ford Motor Credit Company LLC, 7.875%, 06/15/10	2,900,000		2,668,818
Ford Motor Credit Company LLC, 8.625%, 11/01/10	700,000		619,742
GAZ Capital, 6.212%, 11/22/16 (a)	400,000		303,000
General Electric Capital Corp., 1.122%, 10/26/09, (07/27/09)[4]	6,000,000		5,934,582
General Electric Capital Corp., 1.177%, 01/20/10	3,900,000		3,836,325
General Electric Capital Corp., 1.202%, 10/21/10, (07/21/09)[4]	5,000,000		4,750,450
General Electric Capital Corp., 1.308%, 08/15/11, (08/17/09)[4]	3,600,000	[2]	3,262,882
General Electric Capital Corp., 5.500%, 09/15/67 (a)	€5,500,000		3,311,061
General Electric Capital Corp., 5.875%, 01/14/38	2,300,000		1,591,818
GMAC LLC, 2.487%, 05/15/09	3,200,000		3,164,000
GMAC LLC, 6.000%, 12/15/11	400,000		258,243
Goldman Sachs Group, Inc., 1.317%, 06/23/09, (06/23/09)[4]	4,300,000		4,297,012
Goldman Sachs Group, Inc., 1.317%, 11/16/09, (08/17/09)[4]	1,300,000		1,282,909
Goldman Sachs Group, Inc., 5.950%, 01/18/18	4,800,000		4,462,094
Goldman Sachs Group, Inc., 6.150%, 04/01/18	2,000,000		1,889,616
Goldman Sachs Group, Inc., 6.250%, 09/01/17	3,200,000		3,031,136
HBOS Treasury Services PLC, 1.153%, 07/17/09, (07/17/09) (a)[4]	3,600,000		3,586,705
HSBC Finance Corp., 1.162%, 10/21/09, (07/21/09)[4]	1,600,000		1,562,538
HBNC Holdings PLC, 6.500%, 05/02/36	800,000		694,366
HSBC Holdings PLC, 6.500%, 09/15/37	900,000		769,265
ICICI Bank, Ltd., 1.679%, 01/12/10, (07/12/09) (a)[4]	3,400,000		3,265,125
International Lease Finance Corp., 4.375%, 11/01/09	2,500,000		2,374,415
JPMorgan Chase & Co., 0.488%, 06/26/09, (05/26/09)[4]	1,000,000		998,608
JPMorgan Chase & Co., 6.000%, 01/15/18	1,600,000		1,558,165
JPMorgan Chase Bank, N.A., 1.656%, 06/13/16, (06/15/09)[4]	1,300,000		918,566
JPMorgan Chase Bank, N.A., 6.000%, 10/01/17	4,500,000		4,205,138
JPMorgan Chase Capital XX, 6.550%, 09/29/36	400,000		285,878
KBC Bank Fund Trust II, 6.875%, 06/01/49 [5,6]	1,900,000		1,332,363
Key Bank N.A., 3.511%, 06/02/10, (06/02/09)[4]	2,700,000		2,670,268
Korea Development Bank, 1.317%, 04/03/10, (07/06/09)[4]	7,100,000		6,922,330
Lehman Brothers Holdings, Inc., 10/22/08*[8,9]	3,900,000		565,500
Lehman Brothers Holdings, Inc., 12/23/08*[8,9]	200,000		29,000
Lehman Brothers Holdings, Inc., 04/03/09*[8,9]	4,700,000		681,500
Lehman Brothers Holdings, Inc., 11/16/09*[8,9]	1,200,000		174,000
Lehman Brothers Holdings, Inc., 05/25/10*[8,9]	1,000,000		145,000
Lehman Brothers Holdings, Inc., 07/18/11*[8,9]	1,700,000		246,500
Lehman Brothers Holdings, Inc., 01/24/13*[8,9]	2,000,000		300,000
Lehman Brothers Holdings, Inc., 05/02/18*[8,9]	600,000		92,250
Lloyds Banking Group PLC, 5.920%, 09/29/49 (a)	400,000		112,000
Lloyds TSB Bank PLC, 6.350%, 10/29/49 [5,6]	€1,800,000		869,278

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 30.7% (continued)
Merrill Lynch & Co., Inc., 1.292%, 07/25/11, (07/27/09)[4]	$3,000,000	$2,601,402
Merrill Lynch & Co., Inc., 1.327%, 08/14/09, (08/14/09)[4]	2,200,000	2,163,711
Merrill Lynch & Co., Inc., 1.346%, 12/04/09, (06/04/09)[4]	2,100,000	2,034,616
Merrill Lynch & Co., Inc., 6.400%, 08/28/17	2,300,000	1,873,902
Merrill Lynch & Co., Inc., 6.875%, 04/25/18	5,000,000	4,220,335
Met Life Global Funding, 1.278%, 05/17/10, (08/17/09) (a)[4]	4,100,000	3,843,188
Metlife, Inc., 6.400%, 12/15/36	800,000	428,900
Morgan Stanley, 1.221%, 01/15/10, (07/15/09)[4]	4,600,000	4,500,116
Morgan Stanley, Series MTN, 3.337%, 05/14/10, (08/14/09)[4]	3,100,000	3,027,441
Morgan Stanley, 5.950%, 12/28/17	1,800,000	1,633,329
Morgan Stanley, 6.250%, 08/28/17	1,000,000	915,446
MUFG Capital Finance, Ltd., 6.299%, 07/29/49[5,6]	£400,000	345,876
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)	1,500,000	1,477,395
Petroleum Export Ltd., 5.265%, 06/15/11 (a)	170,145	148,386
Principal Life Income Funding Trust, 5.300%, 04/24/13	1,500,000	1,414,682
Principal Life Income Funding Trust, 5.550%, 04/27/15	2,300,000	2,143,425
Residential Capital LLC, 4.351%, 05/22/09, (05/22/09)[4]	2,500,000	2,418,750
Resona Bank Ltd., 5.850%, 04/15/49[5,6]	500,000	278,642
Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[5,6]	2,600,000	1,054,227
Royal Bank of Scotland Group PLC, 9.118%, 10/01/49[5,6]	1,000,000	735,131
Santander, 6.671%, 10/29/49 (a)[5,6]	2,100,000	1,314,344
SLM Corp., 1.520%, 03/15/11, (06/15/09)[4]	4,500,000	3,353,085
SMFG Preferred Capital, Ltd., 6.078%, 01/29/49 (a)[5,6]	200,000	139,876
SMFG Preferred Capital, Ltd., Series REGS, 6.164%, 01/29/49[5,6]	£1,100,000	648,513
State Street Capital, 2.320%, 06/15/37, (06/15/09)[4]	300,000	122,009
State Street Capital Trust III, 8.250%, 03/15/42[5,6]	2,000,000	1,362,340
TNK- BP Finance SA, 6.125%, 03/20/12 (a)	400,000	340,000
TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)	600,000	527,263
UBS AG, 5.750%, 04/25/18	1,300,000	1,126,154
UBS AG, Series DPNT, 5.875%, 12/20/17	1,400,000	1,229,960
USB Capital IX, 6.189%, 03/29/49[5,6]	300,000	166,563
Wachovia Corp., 1.218%, Series MTN, 08/01/13, (08/03/09)[4]	300,000	240,203
Wachovia Corp., 1.261%, 10/15/11, (07/15/09)[4]	3,500,000	3,177,612
Wachovia Corp., 1.311%, 12/01/09, (06/01/09)[4]	4,500,000	4,442,998
Wachovia Corp., 5.750%, 02/01/18	4,400,000	4,032,851
Wells Fargo & Co., 7.980%, Series K, 02/28/49[5,6]	21,200,000	11,887,306
Total Financials		279,918,189
Industrials - 10.4%
American International Group, Inc., 8.250%, 08/15/18 (a)	4,500,000	1,583,816
Amgen, Inc., 6.150%, 06/01/18	4,900,000	5,198,498
AstraZeneca PLC, 5.900%, 09/15/17	800,000	843,122

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Industrials - 10.4% (continued)
AstraZeneca PLC, 6.450%, 09/15/37	$700,000		$756,000
AT&T, Inc., 1.116%, 02/05/10, (08/05/09)[4]	1,200,000		1,201,148
AT&T, Inc., 4.950%, 01/15/13	1,700,000		1,762,783
AT&T, Inc., 5.500%, 02/01/18	1,700,000		1,699,959
AT&T, Inc., 6.300%, 01/15/38	1,200,000		1,113,631
Codelco, Inc., 6.150%, 10/24/36 (a)	300,000		252,167
Comcast Corp., 5.875%, 02/15/18	600,000		594,916
Comcast Corp., 6.450%, 03/15/37	600,000		557,859
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)	1,700,000		1,817,591
DaimlerChrysler NA Holdings, 1.466%, 08/03/09, (08/03/09)[4]	2,200,000		2,180,743
DnB NOR Bank ASA, 1.209%, 10/13/09, (07/13/09) (a)[4]	13,100,000		12,971,568
Gaz Capital SA, 8.625%, 04/28/34	5,500,000		5,115,000
General Electric, 1.357%, 01/08/16, (07/08/09)[4]	1,000,000		703,073
IBM Corp., 5.700%, 09/14/17	16,100,000		17,092,629
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)	1,800,000		1,778,738
Peabody Energy Corp., 7.875%, 11/01/26	700,000		644,000
Petroleos Mexicanos, 8.000%, 05/03/19 (a)	5,100,000		5,450,793
Philip Morris International, Inc., 5.650%, 05/16/18	1,000,000		1,013,738
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000		1,781,272
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)	900,000		781,348
Rohm & Haas Holdings, 6.000%, 09/15/17	1,100,000		949,778
Salomon Brothers, 10.500%, 10/21/09	2,100,000		2,159,850
Sonat, Inc., 7.625%, 07/15/11	1,300,000		1,293,438
Telefonica Emisiones SAU, 1.587%, 06/19/09, (06/19/09)[4]	3,000,000		2,998,794
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000		5,356,855
Time Warner, Inc., 1.461%, 11/13/09, (08/13/09)[4]	2,000,000		1,986,800
Time Warner, Inc., 5.875%, 11/15/16	1,200,000	[2]	1,159,399
UnitedHealth Group, Inc., 4.875%, 02/15/13	1,600,000		1,561,046
Vale Overseas, Ltd., 6.250%, 01/23/17	500,000		489,226
Vale Overseas, Ltd., 6.875%, 11/01/36	500,000		409,738
Verizon Wireless Capital LLC, 5.250%, 02/01/12 (a)	9,300,000		9,637,506
Total Industrials			94,896,822
Mortgage-Backed Securities - 8.7%
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) (a)[4]	865,984		527,721
Bank of America Funding Corp., 3.986%, 05/25/35	1,297,124		1,047,076
Bear Stearns Adjustable Rate Mortgage Trust, 3.964%, 11/25/30	32,597		29,671
Bear Stearns Adjustable Rate Mortgage Trust, 5.099%, 04/25/33	701,954		620,478
Bear Stearns Adjustable Rate Mortgage Trust, 5.639%, 02/25/33	150,494		139,952
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.472%, 03/25/35, (06/01/09)[4]	11,931,442		9,663,160
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.940%, 03/25/35, (06/01/09)[4]	15,487,131		12,577,319
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 4.550%, 08/25/35, (10/25/09)[4]	19,857,560		15,513,836

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 8.7% (continued)
Bear Stearns Alt-A Trust, 5.363%, 05/25/35[5,6]	$1,773,260	$1,012,730
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.491%, 09/25/35[5,6]	866,795	449,750
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50	2,800,000	2,276,540
Bear Stearns Mortgage Funding Trust, 0.507%, 02/25/37, (05/26/09)[4]	1,764,326	1,560,127
Citigroup Commercial Mortgage Trust, 0.521%, 08/15/21, (06/15/09)[4]	22,615	18,744
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 2A1, 4.700%, 12/25/35, (07/25/10)[4]	555,496	447,727
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 4.747%, 08/25/35, (10/25/09)[4]	9,854,748	7,256,660
Countrywide Alternative Loan Trust, 0.618%, 04/25/47, (05/26/09)[4]	1,634,842	568,963
Countrywide Home Loans, Inc., 5.250%, 02/20/36, (09/20/10)[4]	568,016	368,187
Greenpoint Mortgage Funding Trust, 0.518%, 10/25/46, (05/26/09)[4]	1,487,726	1,209,220
Greenpoint Mortgage Funding Trust, 0.518%, 01/25/47, (05/26/09)[4]	1,573,748	1,352,824
GS Mortgage Securities Corp., 0.579%, 03/06/20, (06/08/09) (a)[4]	2,223,170	1,649,992
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.242%, 11/25/35[5,6]	2,187,166	1,475,692
Impac Secured Assets Corp., 0.518%, 01/25/37, (05/26/09)[4]	601,982	433,694
Indymac Index Mortgage Loan Trust, 0.528%, 11/25/46, (05/26/09)[4]	815,257	754,531
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 4.642%. 01/25/36[5,6]	2,163,820	1,310,167
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.016%, 02/25/35	1,492,039	1,262,909
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 05/15/47	2,100,000	1,627,178
Lehman Brothers Floating Rate Commercial Mortgage Trust, 0.531%, 09/15/21, (06/15/09)[4]	272,521	224,852
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.648%, 02/25/36, (05/25/09)[4]	948,628	525,320
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.688%, 11/25/35, (05/25/09)[4]	262,816	158,896
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	3,000,000	2,337,457
Prime Mortgage Trust, 0.838%, 02/25/19, (05/25/09)[4]	53,199	50,370
Prime Mortgage Trust, 0.838%, 02/25/34, (05/25/09)[4]	327,011	264,868
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.697%, 07/19/35, (06/19/09)[4]	1,078,564	737,799
Structured Asset Mortgage Investments, Inc., 1.107%, 09/19/32, (06/19/09)[4]	455,523	345,195
Structured Asset Securities Corp., 4.688%, 10/25/35 (a)	1,257,056	781,756
Structured Asset Securities Corp., 4.816%, 01/25/32	27,802	26,594
Thornburg Mortgage Securities Trust, 0.548%, 12/25/36, (05/26/09)[4]	1,365,413	1,177,628
Wachovia Bank Commercial Mortgage Trust, 0.531%, 06/15/20, (06/15/09) (a)[4]	2,547,462	1,750,597
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.541%, 09/15/21, (06/15/09) (a)[4]	5,646,477	3,965,648
Washington Mutual, Series 2005-AR13, Class A1A1, 0.728%, 10/25/45, (05/25/09)[4]	398,401	188,291
Washington Mutual, 2.714%, 11/25/42, (06/01/09)[4]	227,646	135,305
Washington Mutual MSC Mortgage Pass-Through, 4.773%, 02/25/31	67,584	66,094
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Series 2006-AR2, Class 2A1, 4.950%, 03/25/36	2,388,546	1,595,271
Total Mortgage-Backed Securities		79,486,789
Utilities - 0.5%
Enel Finance International SA, 6.800%, 09/15/37 (a)	5,800,000	4,787,140
Total Corporate Bonds (cost $576,836,074)		493,138,141

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Foreign Government and Agency Obligations - 0.4%
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		$300,000	$309,445
Export-Import Bank of Korea, 1.351%, 06/01/09, (06/01/09)[4]		2,700,000	2,698,582
Republic of Brazil, 10.250%, 01/10/28	R$	1,250,000	517,371
Total Foreign Government and Agency Obligations (cost $3,714,746)			3,525,399
U.S. Government and Agency Obligations - 117.7%
Federal Home Loan Mortgage Corporation - 26.5%
FHLMC, 0.601%, 07/15/19 to 08/01/35, (06/15/09)[4]		22,553,111	22,059,343
FHLMC, 0.681%, 02/15/19, (06/15/09)[4]		2,763,333	2,699,166
FHLMC, 0.751%, 05/15/36, (06/15/09)[4]		1,475,598	1,444,559
FHLMC, 0.888%, 02/01/11, (08/01/09)[4]		700,000	699,878
FHLMC, 0.926%, 05/04/11, (08/04/09)[4]		23,700,000	23,697,630
FHLMC, 0.951%, 09/15/30, (06/15/09)[4]		57,237	56,618
FHLMC, 4.812%, 11/01/35, (10/01/09)[4]		2,848,463	2,895,205
FHLMC, 4.875%, 06/13/18		800,000	882,033
FHLMC, 5.000%, 04/18/17 to 11/01/18		6,703,822	7,302,882
FHLMC, 5.000%, TBA		25,000,000	25,628,900
FHLMC, 5.033%, 08/01/35, (08/01/15)[4]		334,290	343,197
FHLMC, 5.275%, 07/01/30, (10/01/09)[4]		3,608	3,693
FHLMC, 5.500%, 08/01/37		3,086,191	3,197,001
FHLMC, 6.000%, 02/01/16 to 09/01/16		187,559	197,424
FHLMC, 6.500%, 01/01/26 to 08/15/31		10,075,767	10,819,609
FHLMC, 7.000%, 11/15/20		27,956	29,718
FHLMC, 7.500%, 08/15/30		368,920	415,351
FHLMC Gold Pool, 4.500%, 02/01/14		209,314	214,762
FHLMC Gold Pool, 5.500%, 04/01/37 to 10/01/38		15,386,187	15,934,310
FHLMC Gold Pool, 5.500%, TBA		87,500,000	90,521,462
FHLMC Gold Pool, 6.000%, 02/01/38		556,683	581,788
FHLMC Gold Pool, 6.000%, TBA		29,500,000	30,795,227
FHLMC Structured Pass Through Securities, 4.2833%, 02/25/45, (06/01/09)[4]		192,411	172,489
FHLMC, Series MTN IO Strip, 5.000%, 12/14/18		1,100,000	1,043,233
Total Federal Home Loan Mortgage Corporation			241,635,478
Federal National Mortgage Association - 78.7%
FNMA, 3.500%, 07/01/11		402,692	412,707
FNMA, 4.000%, 05/01/14		251,424	256,032
FNMA, 4.176%, 05/01/36, (06/01/09)[4]		953,364	952,899
FNMA, 4.363%, 05/01/36, (06/01/09)[4]		1,700,835	1,699,976
FNMA, 4.500%, 05/01/21 to 03/01/24		220,622	227,012
FNMA, 4.500%, TBA		5,900,000	6,062,250
FNMA, 4.629%, 05/25/35		389,674	394,372
FNMA, 4.633%, 09/01/35, (08/01/10)[4]		3,478,065	3,581,049
FNMA, 4.827%, 06/01/35, (06/01/10)[4]		5,966,222	6,124,725

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 78.7% (continued)
FNMA, 5.000%, 12/01/16 to 02/01/36	$75,637,566	$78,297,124
FNMA, 5.000%, TBA	88,000,000	90,522,209
FNMA, 5.070%, 05/01/35, (05/01/15)[4]	298,118	311,027
FNMA, 5.380%, 12/25/36, (05/25/09)[4]	1,009,488	911,839
FNMA, 5.500%, 01/01/23	56,072,098	58,218,532
FNMA, 5.500%, TBA	261,000,000	270,364,284
FNMA, 5.864%, 07/01/44, (06/01/09)[4]	364,169	354,146
FNMA, 6.000%, 06/01/16 to 10/01/38	49,774,946	52,139,519
FNMA, 6.000%, TBA	133,500,000	139,570,112
FNMA, 6.500%, 07/01/36 to 04/01/37	1,206,855	1,281,004
FNMA, 6.500%, TBA	4,800,000	5,075,254
FNMA, 7.200%, 05/25/23	787,012	867,863
FNMA Discount Note, 6.527%, 10/09/19	500,000	255,700
FNMA Whole Loan, 6.500%, 12/25/42	341,987	363,372
Total Federal National Mortgage Association		718,243,007
Government National Mortgage Association - 1.5%
GNMA, 4.125%, 11/20/24 to 11/20/29, (01/01/10)[4]	373,774	378,026
GNMA, 4.625%, 08/20/25, (10/01/09)[4]	28,328	28,568
GNMA, 5.375%, 04/20/21, (07/01/09)[4]	8,692	8,957
GNMA, 5.375%, 03/20/24, (04/01/10)[4]	44,091	45,234
GNMA, 6.000%, 12/15/37 to 10/15/38	2,927,800	3,058,046
GNMA, 6.500%, 06/20/28	996,287	1,069,277
GNMA, 6.750%, 10/16/40	8,681,155	9,390,787
Total Government National Mortgage Association		13,978,895
United States Treasury Securities - 11.0%
U.S. Treasury Bills, 0.026%, 05/14/09[7]	660,000	659,996
U.S. Treasury Bills, 0.035%, 05/21/09[7]	1,140,000	1,139,981
U.S. Treasury Bills, 0.042%, 06/04/09[7]	60,000	59,998
U.S. Treasury Bills, 1.875%, 07/15/13	19,436,928	19,831,731
U.S. Treasury Bills, 2.375%, 01/15/25	13,618,913	13,550,818
U.S. Treasury Inflation Indexed Bonds, 0.875%, 04/30/11	1,038,000	1,037,432
U.S. Treasury Inflation Indexed Bonds, 1.625%, 01/15/15	9,311,652	9,282,553
U.S. Treasury Inflation Indexed Bonds, 1.625%, 01/15/18	3,240,640	3,231,527
U.S. Treasury Inflation Indexed Bonds, 1.875%, 07/15/15	15,294,300	15,485,479
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14	5,635,049	5,751,272
U.S. Treasury Inflation Indexed Bonds, 2.000%, 07/15/14	5,520,407	5,646,339
U.S. Treasury Inflation Indexed Bonds, 2.625%, 07/15/17	1,023,650	1,098,825
U.S. Treasury Inflation Indexed Bonds, 3.000%, 07/15/12	22,100,221	23,364,088
Total United States Treasury Securities		100,140,039
Total U.S. Government and Agency Obligations (cost $1,062,237,371)		1,073,997,419

The accompanying notes are an integral part of these financial statements.

11

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Municipal Bonds - 4.0%
Badger Tobacco Asset Securitization Corp. (WI), 6.000%, 06/01/17	$2,600,000		$2,891,902
Buckeye Tobacco Settlement Financing Authority (OH), Class A-2, 5.875%, 06/01/30	1,000,000		674,860
Chicago Transit Authority, Series A (IL), 6.300%, 12/01/21	300,000		299,976
Chicago Transit Authority, Series A (IL), 6.899%, 12/01/40	1,600,000		1,599,776
Chicago Transit Authority, Series B (IL), 6.899%, 12/01/40	1,700,000		1,699,762
Los Angeles, CA Unified School District, Series A-1, 4.500%, 07/01/22	3,600,000		3,612,024
Los Angeles, CA Community College District, 5.000%, 08/01/33	9,000,000		8,838,000
Salt River, AZ Project Agricultural Improvement & Power District, 5.000%, 01/01/37	5,600,000		5,637,464
State of California, 5.000%, 06/01/32	6,600,000		6,114,702
State of California, 5.650%, 04/01/39 [5]	1,200,000		1,238,028
State of California, 7.500%, 04/01/34	1,300,000		1,346,267
State of California, 7.550%, 04/01/39	1,300,000		1,357,083
State of Texas, Transportation Commission Mobility Fund, Series A, 4.750%, 04/01/35	1,200,000		1,180,620
Truckee Meadows Water Authority, 5.000%, 07/01/36	200,000		186,502
Total Municipal Bonds (cost $34,040,508)			36,676,966

	Shares
Municipal Bond Funds - 0.6%
Dreyfus Municipal Income, Inc.	37,500		285,000
DWS Municipal Income Trust	55,000		537,900
MFS Municipal Income Trust	53,800		293,210
Nuveen Performance Plus Municipal Fund	55,000		683,100
Nuveen Premium Income Municipal Fund II	55,000	[2]	671,000
Nuveen Premium Income Municipal Fund IV	55,000		583,550
Nuveen Quality Income Municipal Fund	55,000		698,500
Putnam Municipal Opportunities Trust	33,648		327,395
Van Kampen Advantage Municipal Income Trust II	61,796	[2]	606,837
Van Kampen Trust for Investment Grade Municipals	55,000		644,050
Total Municipal Bond Funds ($6,544,611)			5,330,542
Preferred Stocks - 1.2%
Bank of America Corp., 7.250%	9,000		5,193,000
DG Funding Trust, 3.470 (a)	573		5,762,231
Total Preferred Stocks (cost $15,037,773)			10,955,231

	Notional Amount
Options and Swaptions - 0.1%
3-Month USD-LIBOR-BBA (Call), 3.450%, 08/03/09	$6,100,000		213,882
3-Month USD-LIBOR-BBA (Call), 3.600%, 07/07/11	16,100,000		633,461
3-Month USD-LIBOR-BBA (Call), 3.850%, 08/03/09	3,700,000		158,717
Total Options and Swaptions (cost $260,031)			1,006,060
Short-Term Investments - 10.1%

	Shares
Other Investment Companies - 0.9%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.16%[3]	4,086,018		4,086,018
BNY Institutional Cash Reserves Fund, Series B*[3,10]	643,217		90,050

The accompanying notes are an integral part of these financial statements.

12

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 0.9% (continued)
BNY Institutional Cash Reserves Fund, Series C*[3,11]	506,671	$506,671
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.73%[12]	3,471,668	3,471,668
Total Other Investment Companies		8,154,407

	Principal Amount
Repurchase Agreements - 9.2%
JPMorgan Chase & Co., dated 04/30/09, due 05/01/09, 0.16%, total to be received $41,000,182 (secured by $35,630,000 U.S. Treasury Notes, 2.625%, 05/15/16)	$41,000,000	41,000,000
JPMorgan Chase & Co., dated 04/30/09, due 05/04/09, 0.21%, total to be received $42,900,751 (secured by $43,333,000 U.S. Treasury Bills, 0.104%, 07/23/09)	42,900,000	42,900,000
Total Repurchase Agreements		83,900,000
Total Short-Term Investments (cost $92,607,574)		92,054,407
Total Investments - 188.1% (cost $1,791,278,688)		1,716,684,165
Other Assets, less Liabilities - (88.1)%		(803,855,589)
Net Assets - 100.0%		$912,828,576

Note: Based on the cost of investments of $1,795,773,681 for Federal income tax purposes at April 30, 2009, the aggregate gross unrealized appreciation and depreciation were $22,220,572 and $101,310,088, respectively, resulting in net unrealized depreciation of investments of $79,089,516.

*	Non-income-producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2009, the value of these securities amounted to $92,307,519, or 10.1% of net assets.
[1]

Yield shown for each investment company listed represents the April 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $5,114,580, or 0.6% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Floating Rate Security. The rate listed is as of April 30, 2009. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of April 30, 2009 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Perpetuity Bond. The date shown is the final call date.
[7]	Security held as collateral for swap contracts, amounting to a market value of $1,419,982, or 0.2% of net assets.
[8]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities.

[9]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[10]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[11]

On October 6, 2008, The BNYM established a separate sleeve of the ICRF (Series C) to hold certain securities issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.

[12]	Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for the Fund’s investment in the Dreyfus Cash Management Fund is $794,700.

Investment Definitions and Abbreviations:

BBA:	British Banker’s Association
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
IO:	Interest Only
LIBOR:	London Inter-Bank Offered Rate
MTN:	Medium Term Note
TBA:	To Be Announced
USD:	United States Dollar

Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

R$:	Brazilian Real
£:	British Pound
€:	Euro

The accompanying notes are an integral part of these financial statements.

13

Managers Fremont Bond Fund

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $5,114,580)	$1,716,684,165
Foreign currency**	1,562,669
Receivable for delayed delivery investments sold	293,300,845
Receivable for Fund shares sold	2,381,712
Unrealized appreciation on swaps	4,880,327
Variation margin receivable	66,099
Unrealized appreciation on foreign currency contracts	977,203
Dividends, interest and other receivables	8,266,600
Prepaid expenses	71,146
Total assets	2,028,190,766
Liabilities:
Payable to Custodian	1,534,994
Payable for delayed delivery investments purchased	1,098,010,412
Payable for Fund shares repurchased	2,180,175
Payable upon return of securities loaned	5,235,906
Options written (premiums received $442,896)	213,532
Variation margin payable	562
Unrealized depreciation on swaps	5,526,155
Unrealized depreciation on foreign currency contracts	1,711,225
Dividends payable to shareholders	351,250
Accrued expenses:
Investment advisory and management fees	177,684
Administrative fees	147,249
Other	273,046
Total liabilities	1,115,362,190
Net Assets	$912,828,576
Shares outstanding	94,316,977
Net asset value, offering and redemption price per share	$9.68
Net Assets Represent:
Paid-in capital	$980,255,174
Undistributed net investment loss	(4,554,259)
Accumulated net realized gain from investments, options, futures, swaps, foreign currency contracts and transactions	3,885,234
Net unrealized depreciation of investments, options, futures, swaps, foreign currency contracts and translations	(66,757,573)
Net Assets	$912,828,576

* Investments at cost	$1,791,278,688
** Foreign currency at cost	$1,543,159

The accompanying notes are an integral part of these financial statements.

14

Managers Fremont Bond Fund

Statement of Operations

For the six months ended April 30, 2009 (unaudited)

Investment Income:
Interest income	$22,824,263
Dividend income	677,926
Securities lending fees	14,387
Total investment income	23,516,576
Expenses:
Investment advisory and management fees	1,942,372
Administrative fees	1,213,982
Transfer agent fees	188,542
Custodian fees	151,185
Professional fees	139,534
Reports to shareholders	53,060
Trustees fees and expenses	50,457
Insurance	25,671
Registration fees	27,023
Miscellaneous	7,736
Total expenses before offsets	3,799,562
Expense reimbursements	(735,104)
Fee waivers	(242,796)
Expense reductions	(4,852)
Net expenses	2,816,810
Net investment income	20,699,766
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments, options, futures, and swap transactions	31,821,466
Net realized loss on foreign currency contracts and transactions	(1,019,812)
Net unrealized appreciation of investments, options, futures, swaps, foreign currency contracts and translations	25,483,466
Net realized and unrealized gain	56,285,120
Net increase in net assets resulting from operations	$76,984,886

The accompanying notes are an integral part of these financial statements.

15

Managers Fremont Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2009 (unaudited) and for the fiscal year ended October 31, 2008

	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment income	$20,699,766	$53,229,700
Net realized gain on investments, options, futures, swaps, foreign currency contracts and transactions	30,801,654	60,687,064
Net unrealized appreciation (depreciation) of investments, options, futures, swaps, foreign currency contracts and translations	25,483,466	(113,536,012)
Net increase in net assets resulting from operations	76,984,886	380,752
Distributions to Shareholders:
From net investment income	(28,993,305)	(58,764,642)
From net realized gain on investments	(69,131,312)	—
Total distributions to shareholders	(98,124,617)	(58,764,642)
From Capital Share Transactions:
Proceeds from the sale of shares	179,746,077	442,971,996
Reinvestment of dividends	87,759,625	54,573,251
Cost of shares repurchased	(370,041,890)	(609,729,159)
Net decrease from capital share transactions	(102,536,188)	(112,183,912)
Total decrease in net assets	(123,675,919)	(170,567,802)
Net Assets:
Beginning of period	1,036,504,495	1,207,072,297
End of period	$912,828,576	$1,036,504,495
End of period undistributed net investment income (loss)	$(4,554,259)	$3,739,280

Share Transactions:
Sale of shares	18,670,386	41,903,295
Shares issued in connection with reinvestment of dividends	9,375,316	5,209,779
Shares repurchased	(38,989,024)	(57,793,808)
Net decrease in shares	(10,943,322)	(10,680,734)

The accompanying notes are an integral part of these financial statements.

16

Managers Fremont Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2009 (unaudited)	For the fiscal year ended October 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.85	$10.41	$10.31	$10.31	$10.79	$10.43
Income from Investment Operations:
Net investment income	0.20	0.57	0.47	0.47	0.37	0.24
Net realized and unrealized gain (loss) on investments	0.59	(0.61)	0.13	(0.00)[5]	(0.17)	0.42
Total from investment operations	0.79	(0.04)	0.60	0.47	0.20	0.66
Less Distributions to Shareholders from:
Net investment income	(0.28)	(0.52)	(0.50)	(0.47)	(0.35)	(0.25)
Net realized gain on investments	(0.68)	—	—	—	(0.33)	(0.05)
Total distributions to shareholders	(0.96)	(0.52)	(0.50)	(0.47)	(0.68)	(0.30)
Net Asset Value, End of Period	$9.68	$9.85	$10.41	$10.31	$10.31	$10.79
Total Return [1]	7.90%[2]	(0.60)%	5.96%	4.75%	2.00%	6.45%
Ratio of net operating expenses to average net assets	0.58%[3]	0.58%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets [1]	4.26%[3]	4.47%	4.86%	4.72%	3.43%	2.24%
Portfolio turnover	303%[2]	431%	249%	244%	392%	113%
Net assets at end of period (000’s omitted)	$912,829	$1,036,504	$1,207,072	$1,163,251	$971,130	$852,799

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	0.78%[3]	0.75%	0.77%	0.77%	0.72%	0.69%
Ratio of net investment income to average net assets	4.06%[3]	4.30%	4.69%	4.55%	3.31%	2.15%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not Annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Rounds to less than ($0.01) per share.

17

Managers Fremont Bond Fund

Notes to Financial Statements

April 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Fremont Bond Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in a Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in

18

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

those investments. The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of April 30, 2009:

Level	Investments in Securities	Other Financial Instruments*
Managers Fremont Bond
Level 1 - Quoted Prices	$20,371,791	$8,792,234
Level 2 - Other Signi3cant Observable Inputs	1,696,312,374	(1,894,343)
Level 3 - Signi3cant Unobservable Inputs	—	—

Total	$1,716,684,165	$6,897,891

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (formerly The Bank of New York) (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended April 30, 2009, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the Federal funds rate on the day of the overdraft. For the six months ended April 30, 2009, overdraft fees equaled $371.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2009, the transfer agent expense was reduced by $4,852.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimburseable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

f.	Capital Loss Carryovers

As of April 30, 2009, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2009, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: 2 collectively own 37%. Transactions by these shareholders may have a material impact on the Fund.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and

19

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2009, the market value of repurchase agreements outstanding was $83,900,000.

i.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Securities Transacted on a When Issued Basis

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. The Fund had no TBA sale commitments outstanding as of April 30, 2009.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement dated January 15, 2005, under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Fund. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2009, was 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% per annum. For the six months ended April 30, 2009, the Administrator voluntarily agreed to waive 0.05% of its fee amounting to $242,796. During the six months ended April 30, 2009, the Fund paid administration fees of $971,186, net of waivers.

Effective June 9, 2008, the Investment Manager has contractually agreed, through at least March 1, 2010, to limit net annual fund operating expenses (exclusive of brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 0.58% of average daily net assets of the Fund.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated expense limitation percentage of the Fund’s average daily net assets. For the six months ended April 30, 2009, the cumulative amount of expense reimbursement by the Investment Manager subject to repayment by the Fund equaled $3,769,406.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

20

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2009, were $6,740,745,991 and $6,712,606,109, respectively. Purchases and sales of U.S. Government securities for the six months ended April 30, 2009, were $6,654,503,944 and $6,623,204,279, respectively.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September and October of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established separate sleeves of the ICRF to hold these securities. The net impact of these positions is not material to the Fund. The Fund’s position in the separate sleeves of the ICRF Fund is included in the Schedule of Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Futures Contracts Held or Issued

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

At April 30, 2009, the Fund had the following open futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
3-Month Eurodollar	975	Long	06/15/09-09/13/10	$5,311,300
3-Month Euro Euribor	82	Long	06/15/19-12/13/10	520,953
3-Month Pound Sterling	371	Long	06/17/09-12/15/10	2,951,292

Total				$8,783,545

8.	Interest Rate Caps, Swap Contracts and Options

The Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchased and written (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate

21

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

cap. Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

At April 30, 2009, the Fund had the following open swap contracts:

Pay	Receive	Counterparty	Maturity	Notional Amount		Unrealized Gain/(Loss)
Interest Rate Swaps
6-Month AUD-BBR-BBSW	Fixed Rate 4.250%	UAG	09/15/11	A$	15,000,000	$117,085
6-Month AUD-BBR-BBSW	Fixed Rate 4.500%	DUB	06/15/11	A$	40,800,000	145,623
6-Month AUD-BBR-BBSW	Fixed Rate 5.000%	DUB	06/15/13	A$	2,700,000	4,554
6-Month EUR-EURIBOR-Reuters	Fixed Rate 4.500%	BPS	03/18/14		€2,200,000	241,905
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.950%	RYL	03/30/12		€1,200,000	33,073
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.955%	RYL	03/28/12		€1,000,000	28,138
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	GLM	03/30/12		€800,000	23,935
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	BRC	04/05/12		€400,000	11,126
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	BRC	10/15/10		€3,900,000	207,175
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	UAG	10/15/10		€1,000,000	57,870
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	FBF	06/15/09		£1,000,000	3,118
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	BRC	06/15/09		£5,000,000	15,591
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	GLM	06/15/09		£9,800,000	30,559
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	GLM	09/17/13		£500,000	63,491
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	HUS	09/17/13		£2,900,000	368,248
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	DUB	03/18/14		£3,100,000	413,394
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	DUB	03/18/14		£9,000,000	1,200,175
6-Month GBP-LIBOR-BBA	Fixed Rate 5.250%	RYL	03/18/14		£1,500,000	225,333
6-Month GBP-LIBOR-BBA	Fixed Rate 5.250%	GLM	03/18/14		£600,000	90,133
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	RYL	06/19/09		£6,600,000	37,639
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	GLM	06/19/09		£23,400,000	133,449
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	GLM	12/19/09		£2,400,000	92,704
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	MYC	12/17/38		$1,700,000	(275,595)

22

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Pay	Receive	Counterparty	Maturity	Notional Amount		Unrealized Gain/(Loss)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	MLC	12/17/38		$5,300,000	$(1,327,864)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	CBK	12/17/38		$4,400,000	(601,297)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	BOA	12/17/38		$15,600,000	(425,919)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	RYL	12/17/38		$10,800,000	(1,828,945)
ICAP CMM FRA Fixing Rate	Fixed Rate 5.500%	MLC	05/21/09		$4,000,000	(488,171)

Credit Default Swaps
Fixed Rate 5.000%	CDX.NA.HY.12	MYC	06/20/14		$5,643,000	(264,976)
Federative Republic of Brazil Bond	Fixed Rate 1.520%	MYC	01/20/17		$3,000,000	(259,069)
Federative Republic of Brazil Bond	Fixed Rate 1.950%	MYC	08/20/16		$3,500,000	(193,944)
Republic of Panama Bond	Fixed Rate 1.250%	JPM	01/20/17		$200,000	(24,883)
Russian Federation Bond	Fixed Rate 0.495%	BRC	08/20/11		$3,500,000	(238,330)

Zero Coupon Swaps
Brazil Interbank Deposit Rate	Fixed Rate 10.575%	UAG	01/02/12	R$	6,700,000	(94,705)
Brazil Interbank Deposit Rate	Fixed Rate 10.600%	JPM	01/02/12	R$	600,000	(3,822)
Brazil Interbank Deposit Rate	Fixed Rate 10.600%	JPM	03/11/09	R$	900,000	(5,733)
Brazil Interbank Deposit Rate	Fixed Rate 10.610%	HUS	03/11/09	R$	1,400,000	(8,794)
Brazil Interbank Deposit Rate	Fixed Rate 11.360%	BRC	01/04/10	R$	5,500,000	(6,510)
Brazil Interbank Deposit Rate	Fixed Rate 11.430%	MLC	01/04/10	R$	3,600,000	(1,552)
Brazil Interbank Deposit Rate	Fixed Rate 11.465%	GLM	01/04/10	R$	1,400,000	(91)
Brazil Interbank Deposit Rate	Fixed Rate 11.980%	MLC	01/02/12	R$	5,800,000	30,137
Brazil Interbank Deposit Rate	Fixed Rate 12.410%	UAG	01/04/10	R$	2,800,000	26,557
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	UAG	01/02/12	R$	3,400,000	38,988
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	BRC	01/02/12	R$	3,400,000	38,988
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	MLC	01/02/12	R$	7,300,000	83,710
Brazil Interbank Deposit Rate	Fixed Rate 12.670%	MYC	01/04/10	R$	2,800,000	26,869
Brazil Interbank Deposit Rate	Fixed Rate 12.780%	MYC	01/04/10	R$	5,000,000	67,100
Brazil Interbank Deposit Rate	Fixed Rate 12.948%	MLC	01/04/10	R$	2,100,000	32,121
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	HUS	01/02/12	R$	300,000	9,279
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	MLC	01/02/12	R$	1,200,000	37,114

Total						$(2,115,017)

A$: Australian Dollar	£: British Pound	$: U.S. Dollar
R$: Brazilian Real	€: Euro

BOA: Bank of America	FBF: Credit Suisse	MYC: Morgan Stanley
BPS: BNP Paribas	GLM: Goldman Sachs	RYL: Royal Bank of Scotland
BRC: Barclays Bank	HUS: HSBC Bank	UAG: UBS
CBK: Citibank	JPM: JPMorgan Chase
DUB: Deutsche Bank	MLC: Merrill Lynch

23

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

For the six months ended April 30, 2009, the Fund paid and received premiums of $36,656,879 and $36,834,381, respectively, on swap contracts. At April 30, 2009, the unrealized depreciation (excluding premiums) on open swap contracts was $1,937,515.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options wtitten (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At April 30, 2009, the following written options and swaptions were outstanding:

Name	Number of Contracts/Par	Exercise Price	Expiration Date	Value
3-Month USD-LIBOR-BBA (Put)	4,500,000	2.75%	05/22/09	$17,973
3-Month USD-LIBOR-BBA (Put)	8,000,000	2.75%	05/22/09	39,843
3-Month USD-LIBOR-BBA (Put)	2,500,000	2.75%	05/22/09	10,693
3-Month USD-LIBOR-BBA (Put)	2,000,000	2.75%	05/22/09	13,655
3-Month USD-LIBOR-BBA (Put)	4,500,000	4.40%	08/03/09	13,855
3-Month USD-LIBOR-BBA (Put)	3,500,000	4.40%	08/03/09	15,826
3-Month USD-LIBOR-BBA (Put)	5,500,000	2.00%	07/27/09	18,395
3-Month USD-LIBOR-BBA (Put)	3,000,000	2.00%	07/27/09	7,852
3-Month USD-LIBOR-BBA (Put)	3,000,000	2.00%	07/27/09	8,152
3-Month USD-LIBOR-BBA (Put)	1,500,000	2.00%	07/27/09	4,301
3-Month USD-LIBOR-BBA (Put)	2,500,000	2.75%	05/22/09	17,243
3-Month USD-LIBOR-BBA (Put)	3,000,000	2.75%	05/22/09	19,732
3-Month USD-LIBOR-BBA (Put)	8,000,000	4.55%	08/03/09	33,153
3-Month Eurodollar	74	98.50	06/15/09	20,853
10-Year U.S. Treasury Notes (Put)	27	119.00	05/22/09	15,245
10-Year U.S. Treasury Notes (Put)	65	122.00	05/22/09	(59,928)
10-Year U.S. Treasury Notes (Call)	56	126.00	05/22/09	23,235
10-Year U.S. Treasury Notes (Call)	36	128.00	05/22/09	9,285

Total	51,500,258			$229,363

Transactions in written put and call options for the six months ended April 30, 2009, were as follows:

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2008	150,500,436	$4,385,034
Options written	54,000,654	577,119
Options exercised/expired	(153,000,832)	(4,519,257)

Options outstanding at April 30, 2009	51,500,258	$442,896

24

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

9.	Forward Foreign Currency Contracts

During the six months ended April 30, 2009, the Fund invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2009, were as follows:

Foreign Currency		Settlement Date	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Australian Dollar	Short	05/07/09-05/29/09	$2,266,710	$2,215,389	$51,321
Brazilian Real	Short	06/02/09	658,671	712,181	(53,510)
Brazilian Real	Long	12/02/08	686,307	652,449	33,858
Canadian Dollar	Long	06/08/09	425,783	413,790	11,993
Chilean Peso	Short	05/14/09	408,016	451,706	(43,690)
Chilean Peso	Long	05/14/09	451,706	401,626	50,080
Chinese Yuan Renminbi	Short	07/15/09-09/08/09	10,488,677	10,848,212	(359,535)
Chinese Yuan Renminbi	Long	07/15/09-09/08/09	12,529,744	12,869,748	(340,004)
Euro	Short	05/14/09	12,119,403	12,097,841	21,562
Euro	Long	05/14/09	733,673	721,838	11,835
Japanese Yen	Long	05/07/09	380,682	381,042	(360)
Philippine Peso	Short	05/06/09-12/24/10	1,268,285	1,319,335	(51,050)
Philippine Peso	Long	05/06/09-12/24/10	1,319,335	1,324,784	(5,449)
Pound Sterling	Short	05/12/09	11,164,596	11,219,233	(54,637)
Pound Sterling	Long	05/21/09	3,787,222	3,736,556	50,666
Russian Ruble	Short	05/06/09	2,538,568	1,858,907	679,661
Russian Ruble	Long	05/06/09	1,858,907	2,562,656	(703,749)
Singapore Dollar	Short	07/30/09	636,987	654,504	(17,517)
Singapore Dollar	Long	07/30/09	654,504	670,000	(15,496)

Total			$64,377,776	$65,111,797	$(734,021)

25

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

10.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

11.	Dollar Roll Transactions

The Fund may enter into dollar rolls in which it sells debt securities for delivery currently and simultaneously contracts to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds its costs.

26

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Investment Manager and Administrator

Managers Investment Group LLC

330 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

330 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS
Rexiter Capital Management Limited	MID-CAP
Schroder Investment Management North America Inc.	Chicago Equity Partners, LLC
REAL ESTATE SECURITIES
ESSEX GROWTH	Urdang Securities Management, Inc.
ESSEX LARGE CAP GROWTH
ESSEX SMALL/MICRO CAP GROWTH	RENAISSANCE LARGE CAP GROWTH
Essex Investment Management Co., LLC	Renaissance Group LLC

FQ TAX-MANAGED U.S. EQUITY	SKYLINE SPECIAL EQUITIES
FQ U.S. EQUITY	PORTFOLIO
First Quadrant, L.P.	Skyline Asset Management, L.P.

GW&K MULTI-CAP EQUITY	SMALL CAP
Gannet Welsh & Kotler, LLC	TIMESSQUARE MID CAP GROWTH
TIMESSQUARE SMALL CAP GROWTH
INSTITUTIONAL MICRO-CAP	TimesSquare Capital Management, LLC
MICRO-CAP
Lord, Abbett & Co. LLC	SPECIAL EQUITY
WEDGE Capital Management L.L.P.	Ranger Investment Management, L.P.
OFI Institutional Asset Management, Inc.	Lord, Abbett & Co. LLC
Next Century Growth Investors LLC	Smith Asset Management Group, L.P.
Federated MDTA LLC
INTERNATIONAL EQUITY
AllianceBernstein L.P.	SYSTEMATIC VALUE
Lazard Asset Management, LLC	SYSTEMATIC MID CAP VALUE
Martin Currie, Inc.	Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL ENHANCED YIELD

Gannet Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended April 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2009

Managers Fremont Global Fund

Managers Small Cap Fund

Managers Fremont Micro-Cap Fund

Managers Fremont Institutional Micro-Cap Fund

Managers Real Estate Securities Fund

Managers California Intermediate Tax-Free Fund

SAR021-0409

Managers Funds

Semi-Annual Report — April 30, 2009 (unaudited)

TABLE OF CONTENTS	Page
ABOUT YOUR FUNDS’ EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Fremont Global Fund	3

Managers Small Cap Fund	11

Managers Fremont Micro-Cap Fund	14

Managers Fremont Institutional Micro-Cap Fund	19

Managers Real Estate Securities Fund	25

Managers California Intermediate Tax-Free Fund	27

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	32

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	33
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	34
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	35
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	37
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	41
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2009	Expense Ratio for the Period	Beginning Account Value 11/01/2008	Ending Account Value 04/30/2009	Expenses Paid During the Period*
Managers Fremont Global Fund
Based on Actual Fund Return	0.92%	$1,000	$978	$4.51
Based on Hypothetical 5% Annual Return	0.92%	$1,000	$1,020	$4.61
Managers Small Cap Fund
Based on Actual Fund Return	1.48%	$1,000	$979	$7.26
Based on Hypothetical 5% Annual Return	1.48%	$1,000	$1,017	$7.40
Managers Fremont Micro-Cap Fund
Based on Actual Fund Return	1.56%	$1,000	$966	$7.60
Based on Hypothetical 5% Annual Return	1.56%	$1,000	$1,017	$7.80
Managers Fremont Institutional Micro-Cap Fund
Based on Actual Fund Return	1.35%	$1,000	$970	$6.59
Based on Hypothetical 5% Annual Return	1.35%	$1,000	$1,018	$6.76
Managers Real Estate Securities Fund
Based on Actual Fund Return	1.50%	$1,000	$817	$6.76
Based on Hypothetical 5% Annual Return	1.50%	$1,000	$1,017	$7.50
Managers California Intermediate Tax-Free Fund
Based on Actual Fund Return	0.55%	$1,000	$1,064	$2.81
Based on Hypothetical 5% Annual Return	0.55%	$1,000	$1,022	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers Funds Performance

All periods ended April 30, 2009 (unaudited)

Average Annual Total Returns1

Managers Funds	Six Months	1 Year	5 Years	10 Years
Managers Fremont Global[3,4]	(2.20)%	(35.15)%	(1.96)%	(0.38)%
S&P 500 Index	(8.53)%	(35.31)%	(2.70)%	(2.48)%
Managers Fremont Global Composite Index[13]	(0.62)%	(27.19)%	1.45%	1.19%
Managers Small Cap[5,6]	(2.14)%	(26.24)%	0.32%	1.55%
Russell 2000® Growth Index	(3.77)%	(30.36)%	(1.67)%	(1.06)%
Managers Fremont Micro-Cap[2,7]	(3.40)%	(26.37)%	(3.33)%	5.05%
Russell Microcap® Index	(11.09)%	(33.78)%	(5.89)%	— [14]
Russell 2000® Index	(8.40)%	(30.74)%	(1.45)%	2.53%
Managers Fremont Institutional Micro-Cap[2,7]	(2.98)%	(25.49)%	(3.66)%	6.18%
Russell Microcap® Index	(11.09)%	(33.78)%	(5.89)%	— [14]
Russell 2000® Index	(8.40)%	(30.74)%	(1.45)%	2.53%
Managers Real Estate Securities[2,8,9]	(18.26)%	(46.80)%	0.63%	5.39%
Dow Jones Wilshire REIT Index	(22.06)%	(50.79)%	1.07%	5.72%
S&P 500 Index	(8.53)%	(35.31)%	(2.70)%	(2.48)%
Managers California Intermediate Tax-Free[2,3,10,11,12]	6.40%	2.73%	3.93%	4.01%
Barclays Capital Municipal Bond: 5 Year	7.31%	7.26%	4.40%	4.76%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www. managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www. managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2009. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

Fixed-income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed-income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.
[5]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[6]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[7]

The fund is subject to the special risks associated with investments in micro-cap companies such as relatively short earnings history, competitive conditions, less publicly available corporate information, and a reliance on a limited number of products.

[8]

The fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[9]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[10]	The Fund is subject to risks associated from economic, political, geographic, and demographic conditions of California that could adversely affect the value of the Fund’s investment portfolio.
[11]	Factors unique to the municipal bond market may negatively affect the value of municipal bonds.
[12]	Investment income may be subject to certain state and local taxes, and depending on you tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[13]

Managers Fremont Global Fund Composite Index is a hypothetical representation of the performance of the Fund’s stock and bond asset classes according to their respective weightings in the Fund’s neutral mix (65% global equities and 35% global bonds). The MSCI World Index is used to represent the Fund’s stock asset class and the Barclays Capital Global Aggregate Index is used to represent the Fund’s bond asset class when calculating the Composite Index.

[14]	Since the Russell Microcap® Index’s inception date of June 30, 2000, the average annual total return for the Index was 0.67%.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers Fremont Global Fund

Fund Snapshots

April 30, 2009 (unaudited)

Portfolio Breakdown

Geographic Diversification	Managers Fremont Global Fund**	MSCI World Index	Barclays Capital Global Aggregate Index[1]
United States	45.9%	49.5%	37.6%
Europe	37.6%	30.2%	35.8%
Japan	5.4%	11.0%	18.2%
Asia (excluding Japan)	3.0%	1.4%	2.1%
Canada	2.2%	4.4%	2.8%
Africa & Middle East	1.3%	0.0%	0.3%
Latin America	1.1%	0.0%	0.7%
Caribbean Islands	0.8%	0.2%	0.0%
Other	2.7%	3.3%	2.5%

Top Ten Holdings

Security Name	Percentage of Net Assets
Managers Global Bond Fund*	29.9%
Exxon Mobil Corp.*	1.3
Vodafone Group PLC (United Kingdom)	1.0
Sanofi-Aventis SA (France)*	0.9
Koninklijke Ahold, N.V. (Netherlands)	0.8
Credit Suisse Group AG (Switzerland)	0.8
Nokia Oyj (Finland)	0.6
Microsoft Corp.	0.6
BNP Paribas SA (France)*	0.6
Muenchener Rueckversicherungs AG (Germany)	0.6

Top Ten as a Group	37.1%

*	Top Ten Holding at October 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Fremont Global Fund

Schedule of Portfolio Investments

April 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 68.3%
Consumer Discretionary - 6.5%
Advance Auto Parts, Inc.	2,000		$87,500
Amazon.com, Inc.*	600		48,312
Apollo Group, Inc., Class A*	1,000		62,950
Bally Technologies, Inc.*	1,200		31,416
Best Buy Co., Inc.	600	[2]	23,028
Cablevision Systems Corp.	5,200		89,232
Carnival Corp.	1,000		26,880
Children’s Place Retail Stores, Inc., The*	600	[2]	17,064
Comcast Corp., Class A	10,000		154,600
D.R. Horton, Inc.	600		7,830
Daimler AG (Germany)	5,296		189,862
Denso (Japan)	3,000		70,917
DirecTV Group, Inc., The*	1,200	[2]	29,676
Dollar Tree, Inc.*	200		8,468
Dress Barn, Inc., The*	1,200	[2]	18,168
Esprit Holdings Limited (Hong Kong)	14,000		85,781
Fuel Systems Solutions, Inc.*	400	[2]	6,108
Gap, Inc., The	1,200		18,648
Gymboree Corp.*	400		13,760
H&R Block, Inc.	4,000		60,560
Haverty Furniture Companies, Inc.	600		6,510
Home Depot, Inc., The	4,000		105,280
Honda Motor Co., Ltd. (Japan)	3,700		108,436
Inditex SA (Spain)	2,670		113,843
Kingfisher PLC (United Kingdom)	83,564		227,480
Kohl’s Corp.*	600		27,210
Lagardere (France)	3,500		109,875
Li & Fung, Ltd. (Hong Kong)	66,000		185,421
Liberty Global, Inc.*	5,600		92,344
Liberty Media Corp.*	800		19,480
Lowe’s Companies, Inc.	3,400		73,100
Matsushita Electric Industrial Co., Ltd (Japan)	9,600		140,684
McDonald’s Corp.	3,400		181,186
Monro Muffler Brake, Inc.	200		4,994
News Corp., Inc., Class A	5,200		42,952
Next PLC (United Kingdom)	5,006		119,735
Nike, Inc.	800		41,976
Nissan Motor Co., Ltd. (Japan)	42,300		220,784
Polo Ralph Lauren Corp.	1,800		96,912
Pre-Paid Legal Services, Inc.*	200		7,366
priceline.com, Inc.*	800	[2]	77,672
Rakuten, Inc. (Japan)	309		157,202
Renault SA (France)	6,200		198,801
Rent-A-Center, Inc.*	3,200		61,600
Sharp Corp. (Japan)	22,000		231,654
Sony Corp. (Japan)	5,300		137,715
Staples, Inc.	1,400		28,868
Steiner Leisure, Ltd. (Bermuda)*	400		12,656
Stewart Enterprises, Inc.	6,600		23,034
Target Corp.	1,800		74,268
Time Warner Cable, Inc.	1,070		34,486
TJX Cos., Inc., The	1,000		27,970
V.F. Corp.	200		11,854
Viacom, Inc., Class B*	1,200		23,088
Walt Disney Co., The	4,400		96,360
Warnaco Group, Inc., The*	2,800		80,752
WMS Industries, Inc.*	600		19,266
Yum! Brands, Inc.	1,000		33,350
Total Consumer Discretionary			4,306,926
Consumer Staples - 6.7%
Altria Group, Inc.	5,000		81,650
Archer-Daniels-Midland Co.	1,400		34,468
Associated British Foods PLC (United Kingdom)	10,700		112,957
British American Tobacco PLC (United Kingdom)	6,081		146,655
Bunge, Ltd.	1,600		76,816
Campbell Soup Co.	400		10,288
Chattem, Inc.*	1,000		54,910
Church & Dwight Co., Inc.	1,600		87,056
Coca-Cola Co., The	5,400		232,470
Colgate-Palmolive Co.	1,200		70,800
Constellation Brands, Inc.*	4,600		53,314
Costco Wholesale Corp.	1,000		48,600
CVS Caremark Corp.	4,800		152,544
Dean Foods Co.*	3,000		62,100
Delhaize Group (Belgium)	2,000		134,890
General Mills, Inc.	800		40,552
H.J. Heinz Co.	600		20,652
Imperial Tobacco Group PLC (United Kingdom)	10,354		236,240
J Sainsbury PLC (United Kingdom)	21,262		103,036
Kellogg Co.	400		16,844

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Consumer Staples - 6.7% (continued)
Kimberly-Clark Corp.	800		$39,312
Koninklijke Ahold, N.V. (Netherlands)	49,198		539,020
Kraft Foods, Inc.	3,400		79,560
Kroger Co., The	4,600		99,452
Lorillard, Inc.	400		25,252
Metro AG (Germany)	6,366		270,793
Nash Finch Co.	400		11,716
Nestle SA (Switzerland)	8,612		280,723
Pantry, Inc., The*	600		14,172
PepsiCo, Inc.	3,600		179,136
Philip Morris International, Inc.	4,800		173,760
Procter & Gamble Co., The	7,000		346,080
Reynolds American, Inc.	400		15,192
Spartan Stores, Inc.	600		9,762
Swedish Match AB (Sweden)	7,998		114,133
Sysco Corp.	1,400		32,662
United Natural Foods, Inc.*	600		13,668
Walgreen Co.	2,400		75,432
Wal-Mart Stores, Inc.	5,400		272,160
William Morrison Supermarkets, PLC (United Kingdom)	28,297		102,501
Total Consumer Staples			4,471,328
Energy - 8.4%
Anadarko Petroleum Corp.	2,800		120,568
Apache Corp.	800		58,288
Baker Hughes, Inc.	600		21,348
BG Group PLC (United Kingdom)	12,481		199,295
BP PLC (United Kingdom)	35,900		253,693
Cameron International Corp.*	400		10,232
Canadian Natural Resources, Ltd. (Canada)	3,000		138,297
Chevron Corp.	5,600		370,160
China Petroleum and Chemical Corp., Class H (China)	248,000		192,756
Clayton Williams Energy, Inc.*	200		6,006
ConocoPhillips Co.	3,600		147,600
CONSOL Energy, Inc.	400		12,512
Delek US Holdings, Inc.	1,200		12,324
Devon Energy Corp.	1,000		51,850
Diamond Offshore Drilling, Inc.	1,200		86,892
El Paso Corp.	9,000	[2]	62,100
EnCana Corp. (Canada)	2,500		114,577
Encore Acquisition Co.*	600		17,514
Eni S.p.A. (Italy)	12,600		270,385
Ensco International, Inc.	200		5,656
EOG Resources, Inc.	400		25,392
Exxon Mobil Corp.	12,600		840,042
Halliburton Co.	1,200		24,264
Hess Corp.	600		32,874
Knightsbridge Tankers, Ltd. (Bermuda)	1,200		15,876
LUKOIL Holdings, ADR (Russia)	4,200		185,304
Marathon Oil Corp.	1,600		47,520
Massey Energy Co.	2,000		31,820
National-Oilwell, Inc.*	1,000		30,280
Nordic American Tanker Shipping, Ltd. (Bermuda)	1,600		51,952
OAO Gazprom, Sponsored ADR (Russia)*	10,331		181,257
Occidental Petroleum Corp.	2,600		146,354
Oil States International, Inc.*	600		11,340
Overseas Shipholding Group, Inc.	200		5,742
Peabody Energy Corp.	400		10,556
Petro-Canada (Canada)	6,700		211,449
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	2,500		83,925
Pride International, Inc.*	3,600		81,720
Royal Dutch Shell PLC, Class A (Netherlands)	16,000		366,956
Schlumberger, Ltd.	2,800		137,172
Southwestern Energy Co.*	800		28,688
StatoilHydro ASA (Norway)	12,050		224,582
T-3 Energy Services, Inc.*	400		5,372
Technip-Coflexip, ADR (France)	3,240		139,191
Total SA (France)	7,245		362,509
Valero Energy Corp.	1,000		19,840
Western Refining, Inc.	1,400	[2]	17,626
Williams Co., Inc.	5,600	[2]	78,960
XTO Energy, Inc.	1,200		41,592
Total Energy			5,592,208
Financials - 11.6%
3i Group PLC (United Kingdom)	6,597		31,030
Aflac, Inc.	4,600		132,894
Allianz SE (Germany)	3,600		332,183
Allstate Corp., The	1,200		27,996
American Express Co.	2,000		50,440
Amerisafe, Inc.*	600		9,216
Anworth Mortgage Asset Corp.	3,400		21,862
Aon Corp.	2,800		118,160

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 11.6% (continued)
Arch Capital Group, Ltd. (Bermuda)*	1,200		$69,336
Australia and New Zealand Banking Group, Ltd.
(Australia)	9,100		104,943
Aviva PLC (United Kingdom)	35,081		161,514
Banca Intesa S.p.A. (Italy)	38,300		122,019
Banco do Brasil, S.A. (Brazil)	14,800		126,773
Bank of America Corp.	15,000		133,950
Bank of Hawaii Corp.	800	[2]	28,112
Bank of New York Mellon Corp., The	2,800		71,344
Bank of the Ozarks, Inc.	400		9,932
Barclays PLC (United Kingdom)	76,516		310,663
BNP Paribas SA (France)	7,228		380,510
Capstead Mortgage Corp.	1,200		13,668
Charles Schwab Corp., The	2,200		40,656
China Life Insurance Co., Ltd. (China)	23,000		80,774
Chubb Corp., The	2,400		93,480
Cincinnati Financial Corp.	3,200		76,640
Community Bank System, Inc.	1,000		16,450
Crawford & Co., Class B*	800		4,760
Credit Agricole SA (France)	20,230		295,794
Credit Suisse Group AG (Switzerland)	13,147		513,739
CVB Financial Corp.	2,200	[2]	13,222
Deutsche Bank AG (Germany)	5,500		293,300
Dime Community Bancshares	800		6,672
EZCORP, Inc., Class A*	800		9,912
First Cash Financial Services, Inc.*	400		6,576
First Niagara Financial Group, Inc.	3,200		43,328
Flushing Financial Corp.	400		3,684
FPIC Insurance Group, Inc.*	200		6,108
Goldman Sachs Group, Inc.	1,000		128,500
Harleysville Group, Inc.	200		5,784
HCC Insurance Holdings, Inc.	200		4,784
Host Hotels & Resorts, Inc.	10,200		78,438
HSBC Holdings PLC (United Kingdom)	19,000		135,118
Hudson City Bancorp, Inc.	7,000		87,920
ING Groep, N.V. (Netherlands)	16,100		146,755
International Bancshares Corp.	1,400	[2]	18,914
JPMorgan Chase & Co.	8,600		283,800
Julius Baer Holding, Ltd. (Switzerland)	1,341		43,991
KB Financial Group, Inc., ADR (South Korea)*	4,000	[2]	127,520
Knight Capital Group, Inc., Class A*	4,400		68,156
Lakeland Bancorp, Inc.	200		1,702
Life Partners Holdings, Inc.	250	[2]	4,680
Lloyds TSB Group PLC (United Kingdom)	107,196		173,873
Loews Corp.	3,400		84,626
Marsh & McLennan Co., Inc.	1,200		25,308
MFA Financial, Inc.	2,000		11,780
Mitsubishi Tokyo Financial Group, Inc. (Japan)	30,700		167,464
Morgan Stanley Co.	2,400		56,736
Muenchener Rueckversicherungs AG (Germany)	2,734		372,595
NBT Bancorp, Inc.	800		18,944
Nelnet, Inc.	800		4,824
New York Community Bancorp, Inc.	800		9,048
Northern Trust Corp.	1,600		86,976
OceanFirst Financial Corp., Inc.	200		2,430
Odyssey Re Holdings Corp.	1,200		45,948
Old Second Bancorp, Inc.	400	[2]	2,160
PNC Financial Services Group, Inc., The	1,000		39,700
Provident New York Bancorp.	800		6,776
PS Business Parks, Inc.	200		8,750
Public Storage, Inc.	1,600		106,976
Republic Bancorp, Inc., Class A	800		17,792
S&T Bancorp, Inc.	400		7,148
Safety Insurance Group, Inc.	200		6,610
Societe Generale (France)	5,787		295,765
Southside Bancshares, Inc.	210		4,473
StanCorp Financial Group, Inc.	1,200		32,916
Standard Chartered PLC (United Kingdom)	16,600		256,791
State Street Corp.	800		27,304
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,400		117,916
SWS Group, Inc.	600		7,674
TFS Financial Corp.	200	[2]	2,346
Tompkins Financial Corp.	200		8,430
Travelers Companies, Inc., The	2,400		98,736
U.S. Bancorp.	4,000		72,880
UBS AG (Switzerland)*	16,750		230,086
UMB Financial Corp.	1,000		45,770
United Financial Bancorp, Inc.	600		7,962
UnumProvident Corp.	6,200		101,308
Wells Fargo & Co.	9,800		196,098
Total Financials			7,660,621

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 8.0%
Abbott Laboratories Co.	3,800		$159,030
Alexion Pharmaceuticals, Inc.*	1,600		53,472
American Medical Systems Holdings, Inc.*	1,400		17,318
Amgen, Inc.*	2,600		126,022
AstraZeneca PLC (United Kingdom)	3,100		108,548
Baxter International, Inc.	1,400		67,900
Bayer AG (Germany)*	4,700		233,625
Beckman Coulter, Inc.	1,400		73,584
Becton, Dickinson & Co.	400		24,192
Biogen Idec, Inc.*	600		29,004
Boston Scientific Corp.*	2,200		18,502
Bristol-Myers Squibb Co.	4,400		84,480
Celgene Corp.*	1,000		42,720
Chemed Corp.	400		16,932
Covidien, Ltd. (Bermuda)	1,200		39,576
CSL, Ltd. (Australia)	6,329		157,718
Cubist Pharmaceuticals, Inc.*	1,200		19,920
DaVita, Inc.*	200		9,274
Dionex Corp.*	200		12,600
Eli Lilly & Co.	2,400		79,008
Emergency Medical Services Corp., Class A*	1,400		48,776
Express Scripts, Inc.*	2,000		127,940
Gilead Sciences, Inc.*	2,200		100,760
GlaxoSmithKline PLC (United Kingdom)	11,800		181,758
Invacare Corp.	800		12,312
Johnson & Johnson	6,600		345,576
Lifepoint Hospitals, Inc.*	1,400		36,190
Maxygen, Inc.*	1,000		5,850
McKesson Corp.	2,200		81,400
Medco Health Solutions, Inc.*	2,000		87,100
Medtronic, Inc.	2,600		83,200
Merck & Co., Inc.	5,000		121,200
Merck KGaA (Germany)	1,011		90,652
Mylan Laboratories, Inc.*	6,000	[2]	79,500
Nobel Biocare Holding AG (Switzerland)	7,410		151,062
Novartis AG (Switzerland)	2,730		103,326
Noven Pharmaceuticals, Inc.*	1,000		10,320
Omnicare, Inc.	2,800		71,988
OSI Pharmaceuticals, Inc.*	1,600		53,712
Owens & Minor, Inc.	2,000		69,360
Par Pharmaceutical Co., Inc.*	800		8,584
PDL BioPharma, Inc.*	3,000		21,450
Pfizer, Inc.	16,400		219,104
Pharmerica Corp.*	800		14,600
Qiagen N.V. (Netherlands)*	10,100		166,310
RehabCare Group, Inc.*	800		13,360
ResMed, Inc.*	1,600		61,520
Roche Holding AG (Switzerland)	1,476		186,130
Sanofi-Aventis SA (France)	10,426		603,792
Schering-Plough Corp.	3,800		87,476
Sonova Holding AG (Switzerland)	1,114		72,379
St. Jude Medical, Inc.*	800		26,816
Steris Corp.	2,600		62,660
Stryker Corp.	600		23,226
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	5,201		228,272
Thermo Fisher Scientific, Inc.*	800		28,064
UnitedHealth Group, Inc.	2,800		65,856
Valeant Pharmaceuticals International*	2,400	[2]	40,224
Wyeth	3,200		135,680
Total Health Care			5,300,910
Industrials - 6.2%
3M Co.	1,600		92,160
AAON, Inc.	600		11,688
Alstom, SA (France)	2,176		135,646
Ameron International Corp.	200		11,834
Axsys Technologies, Inc.*	200		8,382
Boeing Co., The	1,600		64,080
Burlington Northern Santa Fe Corp.	600		40,488
Caterpillar, Inc.	1,400		49,812
Cooper Industries, Ltd., Class A	800		26,232
CSX Corp.	800		23,672
Danaher Corp.	600		35,064
Deere & Co.	1,000		41,260
Deutsche Lufthansa AG (Germany)	4,900		62,508
Deutsche Post AG (Germany)	14,920		172,144
Dover Corp.	800		24,624
DXP Enterprises, Inc.*	800		10,624
easyJet PLC (United Kingdom)*	45,363		210,885
Emerson Electric Co.	1,800		61,272
EnPro Industries, Inc.*	800		12,768
ESCO Technologies, Inc.*	200		8,316
Fastenal Co.	200	[2]	7,672

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 6.2% (continued)
FedEx Corp.	600		$33,576
Flowserve Corp.	400		27,160
Fluor Corp.	2,400		90,888
General Dynamics Corp.	800		41,336
General Electric Co.	21,616		273,442
Goodrich Corp.	2,000		88,560
Hansen Transmissions International, N.V. (Belgium)*	50,152		109,216
HEICO Corp.	600		17,226
Honeywell International, Inc.	1,800		56,178
Illinois Tool Works, Inc.	1,000		32,800
Jacobs Engineering Group, Inc.*	1,800		68,472
John Bean Technologies Corp.	1,200		13,224
KBR, Inc.	4,800		74,976
Kforce, Inc.*	800		8,728
Koninklijke Phillips Electronics N.V. (Netherlands)	6,260		112,949
L-3 Communications Holdings, Inc.	800		60,920
Lincoln Electric Holdings, Inc.	1,600		71,248
Lockheed Martin Corp.	1,400	[2]	109,942
Marten Transport, Ltd.*	600		12,444
Michael Page International PLC (United Kingdom)	42,332		171,711
Mitsubishi Corp. (Japan)	8,600		132,349
Mueller Industries, Inc.	400		8,788
Norfolk Southern Corp.	800		28,544
Northrop Grumman Corp.	2,600		125,710
Raytheon Co.	1,000		45,230
Ryder System, Inc.	2,400		66,456
Siemens AG (Germany)	3,330		223,892
SkyWest, Inc.	800		9,632
Solarworld AG (Germany)	3,958		112,814
Steelcase, Inc.	1,800		8,154
Suntech Power Holdings Co., Ltd. (China)*	3,700		55,241
Thomas & Betts Corp.*	2,600		80,912
Transdigm Group, Inc.*	1,800		63,252
Trex Co., Inc.*	600		6,570
Union Pacific Corp.	1,200		58,968
United Parcel Service, Inc., Class B	1,600		83,744
United Technologies Corp.	2,200		107,448
Vestas Wind Systems A/S (Denmark)*	1,132		73,480
VSE Corp.	200		5,978
Waste Management, Inc.	1,200		32,004
Wesco International, Inc.*	600		15,600
Wright Express Corp. (France)	1,899		207,564
Total Industrials			4,138,457
Information Technology - 9.8%
Accenture, Ltd. (Bermuda)	3,000		88,290
ACI Worldwide, Inc.*	600		10,362
Adobe Systems, Inc.*	1,200		32,820
Altera Corp.	600		9,786
Amdocs, Ltd.*	400		8,372
Amphenol Corp.	400		13,536
Apple, Inc.*	2,000		251,660
Applied Materials, Inc.	3,200		39,072
ARM Holdings PLC (United Kingdom)	74,492		130,834
ASML Holding, N.V. (Netherlands)	8,851		185,730
AU Optronics Corp., Sponsored ADR (Taiwan)	15,550	[2]	168,718
Automatic Data Processing, Inc.	1,200		42,240
Autonomy Corporation PLC (United Kingdom)*	9,644		202,323
Benchmark Electronics, Inc.*	1,000		12,130
Black Box Corp.	400		10,948
BMC Software, Inc.*	400		13,868
Broadcom Corp., Class A*	600		13,914
Broadridge Financial Solutions, Inc.	4,000		77,400
CA, Inc.	800		13,800
Cisco Systems, Inc.*	14,400		278,208
Cogent, Inc.*	1,000		11,340
Corning, Inc.	3,600		52,632
Dell, Inc.*	4,200		48,804
Dolby Laboratories, Inc.*	2,400		96,312
EarthLink, Inc.*	3,200		24,256
eBay, Inc.*	600		9,882
Ericsson (LM), Class B (Sweden)	38,851		329,996
Fujitsu, Ltd. (Japan)	41,000		175,643
Google, Inc.*	600		237,582
Harris Corp.	200		6,116
Hewitt Associates, Inc., Class A*	200		6,272
Hewlett-Packard Co.	5,800		208,684
InterActive Corp.*	2,800		44,856
Integrated Device Technology, Inc.*	2,400		13,032
Intel Corp.	13,400		211,452
International Business Machines Corp.	3,600		371,556
J2 Global Communications, Inc.*	600		14,394
Manhattan Associates, Inc.*	600		9,972

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 9.8% (continued)
Marvell Technology Group, Ltd. (Bermuda)*	1,000		$10,980
Methode Electronics, Inc.	1,600		9,632
Microsoft Corp.	19,600		397,096
Multi-Fineline Electronix, Inc.*	600		12,042
NCR Corp.*	5,400		54,810
Nippon Electric Glass Co., Ltd. (Japan)	16,000		130,199
Nokia Oyj (Finland)	28,364		402,867
NVE Corp.*	200		7,608
Oracle Corp.*	9,400		181,796
Progress Software Corp.*	600		12,714
QUALCOMM, Inc.	5,000		211,600
Research In Motion, Ltd. (Canada)*	2,600		180,700
S1 Corp.*	1,600		9,920
SAIC, Inc.*	400		7,240
Samsung Electronics Co., Ltd. (South Korea)	669		308,916
Samsung Electronics Co., Ltd., GDR (South Korea) (a)*	700		161,497
SeaChange International, Inc.*	1,200		7,524
Semtech Corp.*	1,000		14,420
Skyworks Solutions, Inc.*	8,400		74,256
Sohu.com, Inc.*	1,600	[2]	83,440
Sybase, Inc.*	1,600		54,336
Symantec Corp.*	2,000		34,500
Symmetricom, Inc.*	1,000		4,980
Synaptics, Inc.*	400	[2]	12,992
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	10,900		115,213
Tekelec*	1,600		24,800
Texas Instruments, Inc.	3,200		57,792
TIBCO Software, Inc.*	2,800		17,696
Tokyo Electron, Ltd. (Japan)	2,800		128,043
Toshiba Corp. (Japan)	40,000		137,265
Visa, Inc., Class A	1,000		64,960
Western Union Co., The	1,800		30,150
Wind River Systems, Inc.*	1,400		10,262
Yahoo!, Inc.*	1,000		14,290
Total Information Technology			6,463,328
Materials - 4.0%
A. Schulman, Inc.	800		12,552
Air Products & Chemicals, Inc.	400		26,360
ArcelorMittal (Luxembourg)	11,579	[2]	272,336
Ball Corp.	1,600		60,352
BASF SE (Germany)	6,700		252,842
BHP Billiton PLC (United Kingdom)	2,956		61,352
Cliffs Natural Resources, Inc.	3,400		78,404
Compania Vale do Rio Doce, ADR (Brazil)	6,600		108,966
Compass Minerals International, Inc.	1,200		57,864
Crown Holdings, Inc.*	3,200		70,560
E.I. du Pont de Nemours & Co.	2,000		55,800
Freeport McMoRan Copper & Gold, Inc., Class B	800		34,120
GMK Norilsk Nickel, Sponsored ADR (Russia)	14,744		121,638
Greif, Inc.	1,600		72,432
Innophos Holdings, Inc.	1,200		17,796
K+S AG (Germany)	2,337		139,815
Mitsubishi Chemical Holdings Corp. (Japan)	21,500		81,884
Monsanto Co.	1,200		101,868
Mosaic Co., The	200		8,090
Newmont Mining, Ltd.	1,000		40,240
Nucor Corp.	600		24,414
Potash Corp. of Saskatchewan, Inc. (Canada)	2,600		224,874
Praxair, Inc.	600		44,766
Rio Tinto PLC (United Kingdom)	6,293		255,693
Shin-Etsu Chemical Co., Ltd. (Japan)	1,900		92,345
Stepan Co.	200		7,914
Svenska Cellulosa AB (Sweden)	11,000		106,060
Terra Industries, Inc.	2,800		74,200
Xstrata PLC (United Kingdom)	16,220		142,998
Total Materials			2,648,535
Telecommunication Services - 4.6%
American Tower Corp., Class A*	2,800		88,928
AT&T, Inc.	14,000		358,680
BCE, Inc. (Canada)	6,000		128,266
CenturyTel, Inc.	200		5,430
Deutsche Telekom AG (Germany)	8,600		104,001
Embarq Corp.	2,400		87,744
France Telecom SA (France)	4,700		104,340
Nippon Telegraph & Telephone Corp. (Japan)	6,300		237,387
NTELOS Holdings Corp.	400		6,392
Premiere Global Services, Inc.*	1,400		14,756
Royal KPN NV (Netherlands)	25,727		309,298
Softbank Corp. (Japan)	4,300		68,026
Syniverse Holdings, Inc.*	2,200		27,720
Telecom Italia S.p.A. (Italy)	283,300		307,796
Telefonica S.A. (Spain)	12,300		233,038

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 4.6% (continued)
Telephone & Data Systems, Inc.	600	$17,202
Verizon Communications, Inc.	6,600	200,244
Vimpel Communication, ADR (Russia)*	12,300	115,866
Vodafone Group PLC (United Kingdom)	345,199	634,465
Total Telecommunication Services		3,049,579
Utilities - 2.5%
American Electric Power Co., Inc.	800	21,104
Atmos Energy Corp.	2,800	69,188
California Water Service Group	200	7,806
Centrica PLC (United Kingdom)	66,400	222,000
Ceske Energeticke Zavody (Czech Republic)*	3,500	142,779
CH Energy Group, Inc.	200	8,888
CMS Energy Corp.	5,200	62,504
Consolidated Edison, Inc.	600	22,278
DTE Energy Co.	400	11,828
Duke Energy Corp.	2,800	38,668
E.ON AG (Germany)*	5,000	169,085
Entergy Corp.	400	25,908
Exelon Corp.	1,400	64,582
FirstEnergy Corp.	600	24,540
FPL Group, Inc.	1,000	53,790
NorthWestern Corp.	400	8,368
NSTAR	200	6,282
Pepco Holdings, Inc.	400	4,780
PG&E Corp.	800	29,696
Pinnacle West Capital Corp.	2,400	65,712
PPL Corp.	800	23,928
Progress Energy, Inc.	600	20,472
Public Service Enterprise Group, Inc.	1,200	35,808
Red Electrica Corporacion SA (Spain)	3,034	126,981
RWE AG (Germany)	1,920	138,410
Sempra Energy	400	18,408
Southern Co., The	1,800	51,984
UGI Corp.	3,400	77,996
UIL Holdings Corp.	800	18,472
WGL Holdings, Inc.	2,000	62,280
Total Utilities		1,634,525
Total Common Stocks (cost $53,793,459)		45,266,417
Warrants - 0.2%
United Microelectronics Corp. (Luxembourg) (a) (cost $198,718)	321,328	120,466
Other Investment Companies - 29.9%
Managers Global Bond Fund (cost $23,708,012)[6]	1,164,480	19,831,096
Short-Term Investments - 3.0%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.16%[3]	892,004	892,004
BNY Institutional Cash Reserves Fund, Series B*[3,4]	103,687	14,516
BNY Institutional Cash Reserves Fund, Series C*[3,5]	89,235	89,235
Dreyfus Cash Management Fund, Institutional Class Shares, 0.73%[7]	1,018,539	1,018,539
Total Short-Term Investments (cost $2,103,465)		2,014,294
Total Investments - 101.4% (cost $79,803,654)		67,232,273
Other Assets, less Liabilities - (1.4)%		(958,264)
Net Assets - 100.0%		$66,274,009

The accompanying notes are an integral part of these financial statements.

Managers Small Cap Fund

Fund Snapshots

April 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers Small Cap**	Russell 2000® Growth Index
Information Technology	29.4%	24.3%
Industrials	23.9%	17.8%
Health Care	14.3%	23.3%
Consumer Discretionary	8.9%	14.9%
Energy	8.0%	6.2%
Financials	7.8%	5.3%
Consumer Staples	3.3%	3.0%
Telecommunication Services	3.2%	1.5%
Utilities	0.0%	0.9%
Materials	0.0%	2.8%
Other Assets and Liabilities	1.2%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Solera Holdings, Inc.*	2.7%
Global Payments, Inc.*	2.3
Transdigm Group, Inc.	1.7
Clean Harbors, Inc.	1.7
Haemonetics Corp.*	1.7
SkillSoft PLC*	1.6
Concho Resources, Inc.	1.6
Arena Resources, Inc.*	1.6
ViaSat, Inc.	1.6
Bio-Rad Laboratories, Inc.*	1.6

Top Ten as a Group	18.1%

*	Top Ten Holding at October 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Small Cap Fund

Schedule of Portfolio Investments

April 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 98.8%
Consumer Discretionary - 8.9%
American Public Education, Inc.*	11,800		$424,800
Arbitron, Inc.	14,000		291,480
Capella Education Co.*	11,800		606,284
Corinthian Colleges, Inc.*	32,600		502,040
FGX International Holdings, Ltd.*	21,300		245,376
Hibbett Sports, Inc.*	10,000		208,500
Iconix Brand Group, Inc.*	24,100		343,666
Lincoln Educational Services Corp.*	6,900		114,471
Monro Muffler Brake, Inc.	16,900		421,993
Pool Corp.	20,650		368,809
RRSat Global Communications Network, Ltd.	17,600		255,728
Total Consumer Discretionary			3,783,147
Consumer Staples - 3.3%
Chattem, Inc.*	8,000	[2]	439,280
Herbalife, Ltd.	15,900		315,138
Smart Balance, Inc.*	38,300		269,249
United Natural Foods, Inc.*	17,000		387,260
Total Consumer Staples			1,410,927
Energy - 8.0%
Approach Resources, Inc.*	33,900		240,690
Arena Resources, Inc.*	23,300		668,011
Atlas America, Inc.	7,300		113,588
Cal Dive International, Inc.*	27,900		220,968
Concho Resources, Inc.*	24,700		677,274
Exterran Holdings, Inc.*	14,000	[2]	289,100
NATCO Group, Inc.*	22,000		529,320
Quicksilver Resources, Inc.*	41,000		333,330
T-3 Energy Services, Inc.*	21,900		294,117
Total Energy			3,366,398
Financials - 7.8%
Amerisafe, Inc.*	20,200		310,272
Argo Group International Holdings, Ltd.*	17,574		491,896
Assured Guaranty, Ltd.	15,900		153,594
Cohen & Steers, Inc.	10,100		148,672
Evercore Partners, Inc., Class A	18,000		339,840
Jefferies Group, Inc.	13,700		268,109
optionsXpress, Inc.	36,300		597,498
Portfolio Recovery Associates, Inc.*	16,000		559,520
Safety Insurance Group, Inc.	13,000		429,650
Total Financials			3,299,051
Health Care - 14.3%
Align Technology, Inc.*	39,400		488,954
Amedisys, Inc.*	5,300	[2]	177,762
American Dental Partners, Inc.*	24,450		169,805
AtriCure, Inc.*	28,300		35,092
BioMarin Pharmaceutical, Inc.*	31,700		407,662
Bio-Rad Laboratories, Inc.*	9,480		660,661
CardioNet, Inc.*	9,400	[2]	195,050
Dionex Corp.*	3,900		245,700
Haemonetics Corp.*	13,500		697,005
HealthExtras, Inc.*	21,200		478,060
Magellan Health Services, Inc.*	20,500		605,980
MedAssets, Inc.*	34,900		601,676
Sepracor, Inc.*	22,200		315,462
United Therapeutics Corp.*	5,000		314,050
Volcano Corp.*	28,300		373,277
WellCare Health Plans, Inc.*	17,900		268,679
Total Health Care			6,034,875
Industrials - 23.9%
Advisory Board Co., The*	13,600		253,504
American Reprographics Co.*	26,200		168,990
Clean Harbors, Inc.*	14,000		701,400
Columbus McKinnon Corp.*	28,200		365,472
Corporate Executive Board Co.	15,000		259,200
CoStar Group, Inc.*	14,700		544,635
Duff & Phelps Corp., Class A*	7,900		148,994
EMCOR Group, Inc.*	10,500		218,295
Genesee & Wyoming, Inc., Class A*	16,000		480,000
Healthcare Services Group, Inc.	14,500		259,260
Hub Group, Inc.*	15,300		351,900
Huron Consulting Group, Inc.*	8,900		426,755
Interline Brands, Inc.*	36,300		470,448
Kennametal, Inc.	8,000		163,600
Middleby Corp., The*	8,100		354,537
Mobile Mini, Inc.*	30,900		423,330
On Assignment, Inc.*	71,800		252,736
Orbital Sciences Corp.*	31,600		488,536
RBC Bearings, Inc.*	15,100		279,350
Regal-Beloit Corp.	8,100		329,103
Resources Connection, Inc.*	31,400		613,870
Stanley, Inc.*	20,000		515,600

The accompanying notes are an integral part of these financial statements.

Managers Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 23.9% (continued)
Stericycle, Inc.*	7,700		$362,516
Transdigm Group, Inc.*	21,000		737,940
UTi Worldwide, Inc.	38,900		523,594
Watsco, Inc.	10,000		429,500
Total Industrials			10,123,065
Information Technology - 29.4%
Advanced Analogic Technologies, Inc.*	86,500		415,200
Atheros Communications, Inc.*	20,700		356,454
Blackboard, Inc.*	10,500	[2]	357,315
Cognex Corp.	18,200		256,074
CommVault Systems, Inc.*	24,800		308,760
Constant Contact, Inc.*	13,000		207,090
CPI International, Inc.*	31,000		339,450
CyberSource Corp.*	17,839		260,628
Cymer, Inc.*	4,700		133,527
DealerTrack Holdings, Inc.*	32,800		497,904
Epiq Systems, Inc.*	6,600		102,102
Global Payments, Inc.	30,100		965,006
Hittite Microwave Corp.*	10,900		405,044
Informatica Corp.*	28,500		453,150
J2 Global Communications, Inc.*	23,400		561,366
Jack Henry & Associates, Inc.	35,300		636,106
Monolithic Power Systems, Inc.*	30,100		556,850
Monotype Imaging Holdings, Inc.*	20,900		77,539
Netezza Corp.*	46,000		372,140
Power Integrations, Inc.	22,900		487,770
SkillSoft PLC*	82,600		695,492
Solera Holdings, Inc.*	49,700		1,134,154
SRA International, Inc.*	24,700		380,133
Synaptics, Inc.*	8,800		285,824
Ultimate Software Group, Inc., The*	27,700		518,821
Varian Semiconductor Equipment Associates, Inc.*	17,200		440,148
ViaSat, Inc.*	29,000		666,710
Wright Express Corp.*	24,900		569,712
Total Information Technology			12,440,469
Telecommunication Services - 3.2%
General Communication, Inc., Class A*	47,000		360,020
NTELOS Holdings Corp.	27,900		445,842
SBA Communications Corp.*	21,400		539,280
Total Telecommunication Services			1,345,142
Total Common Stocks (cost $42,118,378)			41,803,074
Short-Term Investments - 3.1%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.16%[3]	725,003		725,003
BNY Institutional Cash Reserves Fund, Series B*[3,4]	118,432		16,581
BNY Institutional Cash Reserves Fund, Series C*[3,5]	73,879		73,879
Dreyfus Cash Management Fund, Institutional Class Shares, 0.73%[7]	512,475		512,475
Total Short-Term Investments (cost $1,429,789)			1,327,938
Total Investments - 101.9% (cost $43,548,167)			43,131,012
Other Assets, less Liabilities - (1.9)%			(823,851)
Net Assets - 100.0%			$42,307,161

The accompanying notes are an integral part of these financial statements.

Managers Fremont Micro-Cap Fund

Fund Snapshots

April 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers Fremont Micro Cap**	Russell Microcap® Index	Russell 2000® Index
Information Technology	22.2%	18.2%	18.7%
Industrials	22.1%	13.2%	16.1%
Health Care	18.1%	19.9%	14.1%
Consumer Discretionary	14.8%	12.4%	13.6%
Financials	11.1%	23.5%	20.2%
Energy	4.8%	2.7%	4.4%
Consumer Staples	2.8%	3.9%	3.9%
Materials	2.2%	2.8%	3.8%
Telecommunication Services	0.4%	1.9%	1.2%
Utilities	0.2%	1.5%	4.0%
Other Assets and Liabilities	1.3%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Bio-Reference Laboratories, Inc.*	1.7%
U.S. Physical Therapy, Inc.	1.2
HMS Holdings Corp.*	1.2
Marten Transport, Ltd.	1.2
Switch and Data Facilities Co., Inc.	1.1
Exponent, Inc.*	1.1
LaBarge, Inc.*	1.1
MWI Veterinary Supply, Inc.*	1.0
CyberSource Corp.	1.0
VNUS Medical Technologies, Inc.	1.0

Top Ten as a Group	11.6%

*	Top Ten Holding at October 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2009 (unaudited)

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 14.8%
Ambassadors Group, Inc.	82,013	$1,000,559
American Public Education, Inc.*	18,330	659,880
AnnTaylor Stores Corp.*	18,600	137,454
BJ’s Restaurants, Inc.*	67,830	1,118,517
Blue Nile, Inc.*	6,200	263,872
Buffalo Wild Wings, Inc.*	27,395	1,069,501
Cache, Inc.*	94,573	430,307
California Pizza Kitchen, Inc.*	17,140	269,269
Christopher & Banks Corp.	24,800	137,888
Citi Trends, Inc.*	22,588	554,761
CKE Restaurants, Inc.	15,600	149,292
Core-Mark Holding Co., Inc.*	8,000	153,360
CSS Industries, Inc.	12,400	246,264
FGX International Holdings, Ltd.*	36,071	415,538
Grand Canyon Education, Inc.*	11,420	186,717
hhgregg, Inc.*	59,145	981,807
Hibbett Sports, Inc.*	42,761	891,567
Home Inns & Hotels Management, Inc. (ADR)*	36,702	505,754
Hooker Furniture Corp.	16,488	193,239
JAKKS Pacific, Inc.*	18,200	230,230
Jo-Ann Stores, Inc.*	8,700	159,384
K12, Inc.*	12,200	214,476
Kenneth Cole Productions, Inc.	30,407	210,416
Learning Tree International, Inc.*	13,600	111,792
Lincoln Educational Services Corp.*	8,600	142,674
Lululemon Athletica, Inc.*	31,900	445,005
Lumber Liquidators, Inc.*	6,100	91,256
Maidenform Brands, Inc.*	29,000	369,750
Marine Products Corp.	28,087	130,605
McCormick & Schmick’s Seafood Restaurants, Inc.*	64,579	457,219
Midas, Inc.*	13,100	131,000
Monro Muffler Brake, Inc.	24,100	601,777
Morton’s Restaurant Group, Inc.*	24,100	111,824
Movado Group, Inc.	29,296	268,644
Peet’s Coffee & Tea, Inc.*	19,200	523,776
Pinnacle Entertainment, Inc.*	65,033	811,612
RC2 Corp.*	7,325	82,846
Rentrak Corp.*	5,700	55,290
Shutterfly, Inc.*	5,700	73,017
Spartan Motors, Inc.	18,200	146,874
Steiner Leisure, Ltd.*	17,720	560,661
Steinway Musical Instruments, Inc.*	12,000	161,160
Texas Roadhouse, Inc., Class A*	31,015	352,951
The Finish Line, Inc., Class A	18,500	157,250
True Religion Apparel, Inc.*	14,000	220,640
Universal Electronics, Inc.*	9,900	185,526
Westport Innovations, Inc.*	52,600	265,104
Zumiez, Inc.*	60,245	726,555
Total Consumer Discretionary		17,364,860
Consumer Staples - 2.8%
Andersons, Inc., The	9,800	157,486
Boston Beer Co., Inc.*	8,800	234,080
Elizabeth Arden, Inc.*	28,700	248,542
Green Mountain Coffee Roasters, Inc.*	9,540	689,837
Inter Parfums, Inc.	10,500	81,480
J&J Snack Foods Corp.	5,500	213,180
Lance, Inc.	13,000	301,080
Nutraceutical International Corp.*	7,400	60,828
Rocky Mountain Chocolate Factory, Inc.	11,400	70,566
Smart Balance, Inc.*	130,132	914,828
Zhongpin, Inc.*	35,000	306,250
Total Consumer Staples		3,278,157
Energy - 4.8%
Bolt Technology Corp.*	7,400	75,258
Carrizo Oil & Gas, Inc.*	67,315	829,994
Clean Energy Fuels Corp.*	27,100	229,266
Dawson Geophysical Co.*	8,900	174,974
GMX Resources, Inc.*	6,800	74,392
Goodrich Petroleum Corp.*	11,140	255,440
Gulf Island Fabrication, Inc.	31,400	406,316
James River Coal Co.*	31,945	454,897
Mitcham Industries, Inc.*	15,000	67,500
Natural Gas Services Group, Inc.*	25,600	255,488
Northern Oil & Gas, Inc.*	122,460	699,247
Panhandle Oil and Gas, Inc.	3,600	61,740
Rex Energy Corp.*	13,400	51,054
RPC, Inc.	76,009	813,296
T-3 Energy Services, Inc.*	14,800	198,764
Tetra Technologies, Inc.*	47,800	273,416
TGC Industries, Inc.*	55,644	176,947
Union Drilling, Inc.*	55,200	330,648
VAALCO Energy, Inc.*	37,200	177,444
Total Energy		5,606,081
Financials - 11.1%
American Physicians Capital, Inc.	5,200	216,632

The accompanying notes are an integral part of these financial statements.

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 11.1% (continued)
Amerisafe, Inc.*	14,606	$224,348
Associated Estates Realty Corp.	18,500	102,675
Baldwin & Lyons, Inc.	3,700	74,185
Bancorp Rhode Island, Inc.	22,397	414,568
Bank of the Ozarks, Inc.	9,075	225,332
Bryn Mawr Bank Corp.	24,452	479,993
Columbia Banking Systems	34,034	336,937
Community Trust Bancorp, Inc.	8,700	263,262
Cowen Group, Inc.*	81,182	468,420
Danvers Bancorp, Inc.	47,409	687,905
DiamondRock Hospitality Co.	22,900	148,621
Donegal Group, Inc.	38,960	570,374
Eastern Insurance Holdings, Inc.	16,136	130,218
Evercore Partners, Inc., Class A	24,300	458,784
Financial Institutions, Inc.	51,755	768,562
First Cash Financial Services, Inc.*	15,400	253,176
First Community Bancshares, Inc.	19,975	288,639
Hallmark Financial Services, Inc.*	17,700	118,944
Iberia Bank Corp.	15,903	726,449
Independent Bank Corp. (MA)	11,200	223,552
Kite Realty Group Trust	14,200	49,700
Lakeland Bancorp, Inc.	26,100	222,111
Legacy Bancorp, Inc.	59,693	632,149
Meadowbrook Insurance Group, Inc.	38,900	231,455
Mission West Properties, Inc.	8,100	55,161
OceanFirst Financial Corp., Inc.	68,392	830,963
Penson Worldwide, Inc.*	76,812	778,874
Pinnacle Financial Partners, Inc.*	7,752	138,296
Ramco-Gershenson Properties Trust	12,800	140,800
S.Y. Bancorp, Inc.	10,200	257,244
SCBT Financial Corp.	5,866	135,329
SeaBright Insurance Holdings, Inc.*	21,700	201,376
Shore Bancshares, Inc.	3,400	65,926
Simmons First National Corp., Class A	6,800	176,324
Smithtown Bancorp, Inc.	20,446	273,976
Southside Bancshares, Inc.	13,283	282,917
Sun Communities, Inc.	5,700	83,505
Texas Capital Bancshares, Inc.*	17,200	240,800
ViewPoint Financial Group	4,800	74,688
Washington Trust Bancorp, Inc.	8,400	153,300
Webster Financial Corp.	50,000	261,500
Westwood Holdings Group, Inc.	7,200	284,184
WSFS Financial Corp.	9,400	254,834
Total Financials		13,006,988
Health Care - 18.1%
Acorda Therapeutics, Inc.*	10,700	212,181
American Caresource Holdings, Inc.*	44,320	382,482
Array BioPharma, Inc.*	45,600	133,608
athenahealth, Inc.*	19,795	629,481
Bio-Reference Laboratories, Inc.*	78,103	2,004,904
CardioNet, Inc.*	26,060	540,745
Cutera, Inc.*	19,300	121,204
Cypress Bioscience, Inc.*	25,900	186,480
DexCom, Inc.*	77,000	344,960
Ensign Group, Inc.,The	9,000	139,500
Eurand N.V.*	55,503	610,533
Exactech, Inc.*	50,567	670,013
Genomic Health, Inc.*	21,400	481,500
Genoptix, Inc.*	20,485	595,704
Hanger Orthopedic Group, Inc.*	78,458	1,091,351
Hansen Medical, Inc.*	28,700	154,119
Harvard Bioscience, Inc.*	135,200	392,080
HMS Holdings Corp.*	46,930	1,406,961
Home Diagnostics, Inc.*	9,930	58,984
Insulet Corp.*	46,700	268,525
IPC The Hospitalist Co., Inc.*	20,000	366,600
Landauer, Inc.	3,600	190,728
LCA-Vision, Inc.	15,200	87,400
LHC Group, Inc.*	12,500	285,250
Luminex Corp.*	13,300	218,253
MedAssets, Inc.*	23,100	398,244
Medical Action Industries, Inc.*	19,800	192,060
MEDTOX Scientific, Inc.*	114,440	928,108
Merit Medical Systems, Inc.*	52,733	817,889
MWI Veterinary Supply, Inc.*	38,700	1,202,796
Neogen Corp.*	27,499	623,402
NuVasive, Inc.*	5,645	213,946
Obagi Medical Products, Inc.*	21,100	126,811
Odyssey HealthCare, Inc.*	7,900	81,844
Optimer Pharmaceuticals, Inc.*	13,500	188,595
Orthovita, Inc.*	73,300	215,502
Phase Forward, Inc.*	12,800	182,528
Psychemedics Corp.	48,447	290,682
Res-Care, Inc.*	16,900	270,738
Somanetics Corp.*	17,800	288,538
SXC Health Solutions Corp.*	7,485	149,925
Synovis Life Technologies, Inc.*	14,900	226,182
U.S. Physical Therapy, Inc.*	125,385	1,464,497
VNUS Medical Technologies, Inc.*	53,033	1,174,681

The accompanying notes are an integral part of these financial statements.

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 18.1% (continued)
Volcano Corp.*	48,370	$638,000
Young Innovations, Inc.	4,300	66,650
Total Health Care		21,315,164
Industrials - 22.1%
AAON, Inc.	9,000	175,320
AeroVironment, Inc.*	8,452	199,974
Alamo Group, Inc.	10,600	119,356
Altra Holdings, Inc.*	44,992	246,106
American Ecology Corp.	40,200	664,104
Ameron International Corp.	4,700	278,099
Apogee Enterprises, Inc.	21,400	286,760
Applied Signal Technology, Inc.	6,400	126,464
AZZ, Inc.*	32,695	1,011,256
Barrett Business Services, Inc.	17,837	178,370
Cascade Corp.	9,400	227,198
CBIZ, Inc.*	118,900	934,554
Celadon Group, Inc.*	30,500	208,620
Chart Industries, Inc.*	16,700	230,961
Colfax Corp.*	36,100	311,543
Columbus McKinnon Corp.*	18,300	237,168
Courier Corp.	12,800	200,704
Ducommun, Inc.	15,500	268,460
DXP Enterprises, Inc.*	54,226	720,121
Dynamex, Inc.*	16,600	244,186
Energy Recovery, Inc.*	95,280	750,806
EnerNOC, Inc.*	47,571	831,065
EnPro Industries, Inc.*	11,400	181,944
Exponent, Inc.*	45,381	1,266,130
Furmanite Corp.*	53,800	213,048
GP Strategies Corp.*	176,833	707,332
Great Lakes Dredge & Dock Corp.	211,315	836,807
Hexcel Corp.*	26,600	255,094
Hill International, Inc.*	116,563	470,915
II-VI, Inc.*	33,604	805,488
Kadant, Inc.*	12,900	159,186
Kforce, Inc.*	34,300	374,213
Kimball International, Inc., Class B	10,800	59,292
Knight Transportation, Inc.	34,450	609,076
LaBarge, Inc.*	151,132	1,246,839
LB Foster Co., Class A*	4,800	157,200
LMI Aerospace, Inc.*	46,694	307,713
LSI Industries, Inc.	44,387	249,011
Marten Transport, Ltd.*	65,327	1,354,882
Met-Pro Corp.	20,800	211,952
Multi-Color Corp.	92,329	1,095,945
MYR Group, Inc.*	36,000	536,760
Old Dominion Freight Line, Inc.*	23,615	664,762
On Assignment, Inc.*	56,000	197,120
Orion Marine Group, Inc.*	15,000	224,700
Raven Industries, Inc.	26,718	638,560
RBC Bearings, Inc.*	8,100	149,850
Saia, Inc.*	21,900	286,014
Spherion Corp.*	23,700	85,083
Standard Parking Corp.*	65,581	999,454
Sterling Construction, Inc.*	39,090	733,719
Sun Hydraulics Corp.	11,500	208,150
Sykes Enterprises, Inc.*	15,000	294,900
Titan International, Inc.	25,658	155,231
Titan Machinery, Inc.*	55,846	565,720
TrueBlue, Inc.	22,400	217,504
Universal Truckload Services, Inc.	9,100	112,112
Vitran Corp., Inc., Class A*	122,558	833,394
Volt Information Sciences, Inc.*	15,800	113,444
Total Industrials		26,029,739
Information Technology - 22.2%
3PAR, Inc.*	98,783	756,678
Actuate Corp.*	49,500	183,150
Anaren Microwave, Inc.*	9,700	126,197
Art Technology Group, Inc.*	190,600	598,484
Aruba Networks, Inc.*	118,400	555,296
Bankrate, Inc.*	14,600	365,000
Bel Fuse, Inc.	22,700	367,286
Cavium Networks, Inc.*	35,600	447,848
CommVault Systems, Inc.*	18,500	230,325
Compellent Technologies, Inc.*	38,770	432,673
comScore, Inc.*	18,400	234,784
Constant Contact, Inc.*	35,007	557,662
CTS Corp.	68,484	415,698
CyberSource Corp.*	81,083	1,184,623
DealerTrack Holdings, Inc.*	22,990	348,988
DemandTec, Inc.*	96,641	697,748
DG FastChannel, Inc.*	33,650	785,054
Digi International, Inc.*	31,428	228,482
Double-Take Software, Inc.*	24,300	197,316
DTS, Inc.*	18,065	481,432
Ebix, Inc.*	6,925	192,515
EMS Technologies, Inc.*	54,020	1,029,081
Forrester Research, Inc.*	45,864	1,165,404
GSI Commerce, Inc.*	29,200	414,932

The accompanying notes are an integral part of these financial statements.

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.2% (continued)
Infinera Corp.*	1,500	$12,660
IPG Photonics Corp.*	14,300	159,731
IXYS Corp.	14,100	134,514
Knot, Inc., The*	33,200	301,124
LoJack Corp.*	58,175	198,958
Mellanox Technologies, Ltd.*	92,613	944,653
MercadoLibre, Inc.*	11,000	300,630
Methode Electronics, Inc.	12,100	72,842
Monolithic Power Systems, Inc.*	30,000	555,000
MTS Systems Corp.	12,800	270,464
Multi-Fineline Electronix, Inc.*	3,900	78,273
NCI, Inc., Class A*	24,906	606,710
Netezza Corp.*	87,434	707,341
NetLogic Microsystems, Inc.*	17,735	577,984
NetSuite, Inc.*	25,500	356,745
Neutral Tandem, Inc.*	29,165	834,119
Online Resources Corp.*	103,140	442,471
PC Connection, Inc.*	31,500	155,925
PC-Tel, Inc.*	24,600	119,802
PDF Solutions, Inc.*	203,500	364,265
Perficient, Inc.*	11,100	77,367
Quality Systems, Inc.	3,450	184,989
Renaissance Learning, Inc.	6,900	66,240
Rimage Corp.*	9,500	139,840
Riverbed Technology, Inc.*	39,600	725,472
Rogers Corp.*	2,600	66,170
Rosetta Stone, Inc.*	2,300	68,885
ShoreTel, Inc.*	18,400	91,816
Silicon Image, Inc.*	36,200	98,464
SonicWALL, Inc.*	41,900	227,517
Spectrum Control, Inc.*	28,100	198,667
Standard Microsystems Corp.*	7,200	114,192
STEC, Inc.*	23,700	227,520
Super Micro Computer, Inc.*	11,900	62,118
Supertex, Inc.*	31,650	814,038
Switch and Data Facilities Co., Inc.*	113,410	1,312,154
Symmetricom, Inc.*	27,292	135,914
Synaptics, Inc.*	16,150	524,552
Synchronoss Technologies, Inc.*	23,200	308,096
Taleo Corp.*	5,600	67,256
TESSCO Technologies, Inc.*	7,500	68,625
Ultimate Software Group, Inc., The*	15,300	286,569
VanceInfo Technologies, Inc.(ADR)*	18,200	144,872
Virtusa Corp.*	23,090	147,545
Vocus, Inc.*	23,580	400,860
White Electronic Designs Corp.*	31,200	137,592
Zygo Corp.*	45,500	228,410
Total Information Technology		26,116,607
Materials - 2.2%
Balchem Corp.	39,795	990,498
Brust Well Man, Inc.*	4,100	69,372
Buckeye Technologies, Inc.*	89,800	462,470
ICO, Inc.*	116,800	288,496
Koppers Holdings, Inc.	12,800	242,688
Landec Corp.*	30,500	206,180
Quaker Chemical Corp.	11,700	136,890
Schweitzer-Mauduit International, Inc.	3,400	78,098
Universal Stainless & Alloy Products, Inc.*	11,800	158,120
Total Materials		2,632,812
Telecommunication Services - 0.4%
Cbeyond, Inc.*	17,475	356,140
Shenandoah Telecommunications Co.	8,449	165,854
Total Telecommunication Services		521,994
Utilities - 0.2%
American States Water Co.	5,000	172,650
Total Common Stocks (cost $127,611,426)		116,045,052
Short-Term Investments - 1.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.73%[7] (cost $1,725,545)	1,725,545	1,725,545
Total Investments - 100.2% (cost $129,336,971)		117,770,597
Other Assets, less Liabilities - (0.2)%		(185,068)
Net Assets - 100.0%		$117,585,529

The accompanying notes are an integral part of these financial statements.

Managers Fremont Institutional Micro-Cap Fund

Fund Snapshots

April 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers Fremont Institutional Micro-Cap**	Russell Microcap® Index	Russell 2000® Index
Information
Technology	21.6%	18.2%	18.7%
Industrials	21.6%	13.2%	16.1%
Health Care	17.9%	19.9%	14.1%
Consumer Discretionary	14.3%	12.4%	13.6%
Financials	10.9%	23.5%	20.2%
Energy	4.7%	2.7%	4.4%
Consumer Staples	2.8%	3.9%	3.9%
Materials	2.1%	2.8%	3.8%
Telecommunication Services	0.4%	1.9%	1.2%
Utilities	0.1%	1.5%	4.0%
Other Assets and Liabilities	3.6%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Bio-Reference Laboratories, Inc.*	1.7%
HMS Holdings Corp.*	1.2
U.S. Physical Therapy, Inc.	1.2
Switch and Data Facilities Co., Inc.	1.1
Marten Transport, Ltd.	1.1
Exponent, Inc.*	1.1
LaBarge, Inc.*	1.0
MWI Veterinary Supply, Inc.*	1.0
CyberSource Corp.	1.0
VNUS Medical Technologies, Inc.	1.0

Top Ten as a Group	11.4%

*	Top Ten at October 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2009 (unaudited)

	Shares	Value
Common Stocks - 96.4%
Consumer Discretionary - 14.3%
Ambassadors Group, Inc.	14,780	$180,316
American Public Education, Inc.*	3,565	128,340
AnnTaylor Stores Corp.*	3,300	24,387
BJ’s Restaurants, Inc.*	12,450	205,300
Blue Nile, Inc.*	1,100	46,816
Buffalo Wild Wings, Inc.*	5,100	199,104
Cache, Inc.*	19,081	86,819
California Pizza Kitchen, Inc.*	3,015	47,366
Christopher & Banks Corp.	4,875	27,105
Citi Trends, Inc.*	4,131	101,457
CKE Restaurants, Inc.	2,750	26,318
Core-Mark Holding Co., Inc.*	1,433	27,471
CSS Industries, Inc.	1,838	36,503
FGX International Holdings, Ltd.*	7,063	81,366
Grand Canyon Education, Inc.*	2,270	37,114
hhgregg, Inc.*	11,200	185,920
Hibbett Sports, Inc.*	7,884	164,381
Home Inns & Hotels Management Inc. (ADR)*	6,200	85,436
Hooker Furniture Corp.	3,072	36,004
JAKKS Pacific, Inc.*	3,200	40,480
Jo-Ann Stores, Inc.*	1,600	29,312
K12, Inc.*	2,100	36,918
Kenneth Cole Productions, Inc.	5,378	37,216
Learning Tree International, Inc.*	2,300	18,906
Lincoln Educational Services Corp.*	1,360	22,562
Lululemon Athletica, Inc.*	5,500	76,725
Lumber Liquidators, Inc.*	1,000	14,960
Maidenform Brands, Inc.*	4,725	60,244
Marine Products Corp.	4,939	22,966
McCormick & Schmick’s Seafood Restaurants, Inc.*	11,520	81,562
Midas, Inc.*	2,304	23,040
Monro Muffler Brake, Inc.	4,051	101,153
Morton’s Restaurant Group, Inc.*	4,500	20,880
Movado Group, Inc.	5,472	50,178
Peet’s Coffee & Tea, Inc.*	3,300	90,024
Pinnacle Entertainment, Inc.*	12,138	151,482
RC2 Corp.*	1,280	14,477
Rentrak Corp.*	1,020	9,894
Shutterfly, Inc.*	1,000	12,810
Spartan Motors, Inc.	3,200	25,824
Steiner Leisure, Ltd.*	3,233	102,292
Steinway Musical Instruments, Inc.*	2,128	28,579
Texas Roadhouse, Inc., Class A*	6,160	70,101
The Finish Line, Inc., Class A	3,450	29,325
True Religion Apparel, Inc.*	2,400	37,824
Universal Electronics, Inc.*	1,750	32,795
Westport Innovations, Inc.*	9,200	46,368
Zumiez, Inc.*	11,620	140,137
Total Consumer Discretionary		3,156,557
Consumer Staples - 2.8%
Andersons, Inc., The	1,725	27,721
Boston Beer Co., Inc.*	1,500	39,900
Elizabeth Arden, Inc.*	5,062	43,837
Green Mountain Coffee Roasters, Inc.*	1,895	137,027
Inter Parfums, Inc.	1,847	14,333
J&J Snack Foods Corp.	1,079	41,822
Lance, Inc.	2,288	52,990
Nutraceutical International Corp.*	1,283	10,546
Rocky Mountain Chocolate Factory, Inc.	2,004	12,405
Smart Balance, Inc.*	24,648	173,275
Zhongpin, Inc.*	6,100	53,375
Total Consumer Staples		607,231
Energy - 4.7%
Bolt Technology Corp.*	1,200	12,204
Carrizo Oil & Gas, Inc.*	12,625	155,666
Clean Energy Fuels Corp.*	4,400	37,224
Dawson Geophysical Co.*	1,305	25,656
GMX Resources, Inc.*	1,200	13,128
Goodrich Petroleum Corp.*	2,230	51,134
Gulf Island Fabrication, Inc.	5,546	71,765
James River Coal Co.*	6,345	90,353
Mitcham Industries, Inc.*	2,450	11,025
Natural Gas Services Group, Inc.*	4,400	43,912
Northern Oil & Gas, Inc.*	24,335	138,953
Panhandle Oil and Gas, Inc.	650	11,148
Rex Energy Corp.*	2,300	8,763
RPC, Inc.	13,975	149,532
T-3 Energy Services, Inc.*	2,600	34,918

The accompanying notes are an integral part of these financial statements.

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 4.7% (continued)
Tetra Technologies, Inc.*	8,450	$48,334
TGC Industries, Inc.*	9,688	30,809
Union Drilling, Inc.*	9,748	58,391
VAALCO Energy, Inc.*	6,575	31,363
Total Energy		1,024,278
Financials - 10.9%
American Physicians Capital, Inc.	930	38,744
Amerisafe, Inc.*	2,490	38,246
Associated Estates Realty Corp.	3,443	19,109
Baldwin & Lyons, Inc.	609	12,210
Bancorp Rhode Island, Inc.	4,610	85,331
Bank of the Ozarks, Inc.	1,733	43,030
Bryn Mawr Bank Corp.	4,650	91,280
Columbia Banking Systems	6,473	64,083
Community Trust Bancorp, Inc.	1,561	47,236
Cowen Group, Inc.*	14,817	85,494
Danvers Bancorp, Inc.	8,683	125,990
DiamondRock Hospitality Co.	4,050	26,284
Donegal Group, Inc.	7,156	104,764
Eastern Insurance Holdings, Inc.	2,620	21,143
Evercore Partners, Inc., Class A	4,200	79,296
Financial Institutions, Inc.	11,015	163,574
First Cash Financial Services, Inc.*	2,503	41,149
First Community Bancshares, Inc.	3,530	51,008
Hallmark Financial Services, Inc.*	3,025	20,328
Iberia Bank Corp.	2,959	135,167
Independent Bank Corp.	1,990	39,720
Kite Realty Group Trust	2,700	9,450
Lakeland Bancorp, Inc.	3,926	33,410
Legacy Bancorp, Inc.	13,620	144,236
Meadowbrook Insurance Group, Inc.	6,858	40,805
Mission West Properties, Inc.	1,544	10,515
OceanFirst Financial Corp., Inc.	12,475	151,571
Penson Worldwide, Inc.*	15,865	160,872
Pinnacle Financial Partners, Inc.*	1,300	23,192
Ramco-Gershenson Properties Trust	2,400	26,400
S.Y. Bancorp, Inc.	1,940	48,927
SCBT Financial Corp.	840	19,379
SeaBright Insurance Holdings, Inc.*	3,830	35,542
Shore Bancshares, Inc.	600	11,634
Simmons First National Corp., Class A	1,200	31,116
Smithtown Bancorp, Inc.	3,302	44,247
Southside Bancshares, Inc.	2,525	53,788
Sun Communities, Inc.	875	12,819
Texas Capital Bancshares, Inc.*	2,900	40,600
ViewPoint Financial Group	850	13,226
Washington Trust Bancorp, Inc.	1,400	25,550
Webster Financial Corp.	9,300	48,639
Westwood Holdings Group, Inc.	1,200	47,364
WSFS Financial Corp.	1,655	44,867
Total Financials		2,411,335
Health Care - 17.9%
Acorda Therapeutics, Inc.*	1,800	35,694
American Caresource Holdings, Inc.*	8,805	75,987
Array BioPharma, Inc.*	7,900	23,147
athenahealth, Inc.*	3,930	124,974
Bio-Reference Laboratories, Inc.*	14,246	365,695
CardioNet, Inc.*	4,780	99,185
Cutera, Inc.*	3,068	19,267
Cypress Bioscience, Inc.*	4,500	32,400
DexCom, Inc.*	13,200	59,136
Ensign Group, Inc., The	1,575	24,412
Eurand N.V.*	9,588	105,468
Exactech, Inc.*	9,528	126,246
Genomic Health, Inc.*	3,700	83,250
Genoptix, Inc.*	4,067	118,268
Hanger Orthopedic Group, Inc.*	15,442	214,798
Hansen Medical, Inc.*	5,500	29,535
Harvard Bioscience, Inc.*	26,600	77,140
HMS Holdings Corp.*	8,870	265,923
Home Diagnostics, Inc.*	1,892	11,238
Insulet Corp.*	8,100	46,575
IPC The Hospitalist Co., Inc.*	3,400	62,322
Landauer, Inc.	571	30,252
LCA-Vision, Inc.	2,675	15,381
LHC Group, Inc.*	2,237	51,048
Luminex Corp.*	2,300	37,743
MedAssets, Inc.*	4,000	68,960
Medical Action Industries, Inc.*	3,511	34,057
MEDTOX Scientific, Inc.*	21,898	177,593
Merit Medical Systems, Inc.*	9,703	150,494

The accompanying notes are an integral part of these financial statements.

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 17.9% (continued)
MWI Veterinary Supply, Inc.*	7,200	$223,776
Neogen Corp.*	5,141	116,546
NuVasive, Inc.*	1,120	42,448
Obagi Medical Products, Inc.*	3,950	23,740
Odyssey HealthCare, Inc.*	1,400	14,504
Optimer Pharmaceuticals, Inc.*	2,300	32,131
Orthovita, Inc.*	12,700	37,338
Phase Forward, Inc.*	2,200	31,372
Psychemedics Corp.	11,182	67,092
Res-Care, Inc.*	2,990	47,900
Somanetics Corp.*	3,100	50,251
SXC Health Solutions Corp.*	1,485	29,745
Synovis Life Technologies, Inc.*	2,600	39,468
U.S. Physical Therapy, Inc.*	22,217	259,495
VNUS Medical Technologies, Inc.*	9,768	216,361
Volcano Corp.*	9,263	122,179
Young Innovations, Inc.	747	11,578
Total Health Care		3,932,112
Industrials - 21.6%
AAON, Inc.	1,850	36,038
AeroVironment, Inc.*	1,614	38,187
Alamo Group, Inc.	1,709	19,243
Altra Holdings, Inc.*	8,242	45,084
American Ecology Corp.	7,646	126,312
Ameron International Corp.	800	47,336
Apogee Enterprises, Inc.	3,770	50,518
Applied Signal Technology, Inc.	1,268	25,056
AZZ, Inc.*	5,957	184,250
Barrett Business Services, Inc.	3,110	31,100
Cascade Corp.	1,675	40,485
CBIZ, Inc.*	21,857	171,796
Celadon Group, Inc.*	5,182	35,445
Chart Industries, Inc.*	2,800	38,724
Colfax Corp.*	6,300	54,369
Columbus McKinnon Corp.*	3,450	44,712
Courier Corp.	2,172	34,057
Ducommun, Inc.	2,925	50,661
DXP Enterprises, Inc.*	9,815	130,343
Dynamex, Inc.*	2,694	39,629
Energy Recovery, Inc.*	18,130	142,864
EnerNOC, Inc.*	7,800	136,266
EnPro Industries, Inc.*	2,000	31,920
Exponent, Inc.*	8,390	234,081
Furmanite Corp.*	9,500	37,620
GP Strategies Corp.*	36,891	147,564
Great Lakes Dredge & Dock Corp.	41,892	165,892
Hexcel Corp.*	4,600	44,114
Hill International, Inc.*	21,600	87,264
II-VI, Inc.*	6,166	147,799
Kadant, Inc.*	2,275	28,074
Kforce, Inc.*	5,900	64,369
Kimball International, Inc., Class B	1,500	8,235
Knight Transportation, Inc.	6,558	115,945
LaBarge, Inc.*	27,378	225,868
LB Foster Co., Class A*	850	27,838
LMI Aerospace, Inc.*	8,677	57,181
LSI Industries, Inc.	7,833	43,943
Marten Transport, Ltd.*	11,959	248,030
Met-Pro Corp.	3,675	37,448
Multi-Color Corp.	17,146	203,523
MYR Group, Inc.*	6,200	92,442
Old Dominion Freight Line, Inc.*	4,594	129,321
On Assignment, Inc.*	10,939	38,505
Orion Marine Group, Inc.*	2,600	38,948
Raven Industries, Inc.	5,050	120,695
RBC Bearings, Inc.*	1,400	25,900
Saia, Inc.*	3,391	44,286
Spherion Corp.*	4,175	14,988
Standard Parking Corp.*	11,682	178,034
Sterling Construction, Inc.*	7,160	134,393
Sun Hydraulics Corp.	2,043	36,978
Sykes Enterprises, Inc.*	2,816	55,363
Titan International, Inc.	5,096	30,831
Titan Machinery, Inc.*	10,213	103,458
TrueBlue, Inc.	3,900	37,869
Universal Truckload Services, Inc.	1,450	17,864
Vitran Corp., Inc., Class A*	24,941	169,599
Volt Information Sciences, Inc.*	3,125	22,438
Total Industrials		4,771,095

The accompanying notes are an integral part of these financial statements.

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.6%
3PAR, Inc.*	18,123	$138,822
Actuate Corp.*	8,738	32,331
Anaren Microwave, Inc.*	1,750	22,768
Art Technology Group, Inc.*	32,900	103,306
Aruba Networks, Inc.*	20,500	96,145
Bankrate, Inc.*	2,500	62,500
Bel Fuse, Inc.	4,009	64,866
Cavium Networks, Inc.*	6,200	77,996
CommVault Systems, Inc.*	3,200	39,840
Compellent Technologies, Inc.*	7,185	80,185
comScore, Inc.*	3,121	39,824
Constant Contact, Inc.*	6,325	100,757
CTS Corp.	12,108	73,496
CyberSource Corp.*	15,315	223,752
DealerTrack Holdings, Inc.*	4,565	69,297
DemandTec, Inc.*	17,806	128,559
DG FastChannel, Inc.*	6,685	155,961
Digi International, Inc.*	5,205	37,840
Double-Take Software, Inc.*	4,650	37,758
DTS, Inc.*	3,590	95,674
Ebix, Inc.*	1,375	38,225
EMS Technologies, Inc.*	9,843	187,509
Forrester Research, Inc.*	8,222	208,921
GSI Commerce, Inc.*	5,100	72,471
Infinera Corp.*	300	2,532
IPG Photonics Corp.*	2,500	27,925
IXYS Corp.	2,487	23,726
Knot, Inc., The*	5,800	52,606
LoJack Corp.*	8,885	30,387
Mellanox Technologies, Ltd.*	17,534	178,846
MercadoLibre, Inc.*	1,900	51,927
Methode Electronics, Inc.	1,893	11,396
Monolithic Power Systems, Inc.*	5,200	96,200
MTS Systems Corp.	2,551	53,903
Multi-Fineline Electronix, Inc.*	600	12,042
NCI, Inc., Class A*	4,472	108,938
Netezza Corp.*	15,766	127,547
NetLogic Microsystems, Inc.*	3,125	101,844
NetSuite, Inc.*	4,400	61,556
Neutral Tandem, Inc.*	5,795	165,736
Online Resources Corp.*	20,345	87,280
PC Connection, Inc.*	4,746	23,493
PC-Tel, Inc.*	4,069	19,816
PDF Solutions, Inc.*	39,453	70,621
Perficient, Inc.*	1,900	13,243
Quality Systems, Inc.	685	36,730
Renaissance Learning, Inc.	1,242	11,923
Rimage Corp.*	1,650	24,288
Riverbed Technology, Inc.*	6,800	124,575
Rogers Corp.*	475	12,089
Rosetta Stone, Inc.*	500	14,975
ShoreTel, Inc.*	3,200	15,968
Silicon Image, Inc.*	6,800	18,496
SonicWALL, Inc.*	7,400	40,182
Spectrum Control, Inc.*	5,139	36,333
Standard Microsystems Corp.*	1,275	20,222
STEC, Inc.*	4,100	39,360
Super Micro Computer, Inc.*	1,961	10,236
Supertex, Inc.*	5,880	151,234
Switch and Data Facilities Co., Inc.*	21,462	248,314
Symmetricom, Inc.*	5,525	27,514
Synaptics, Inc.*	2,774	90,100
Synchronoss Technologies, Inc.*	4,000	53,120
Taleo Corp.*	1,000	12,010
TESSCO Technologies, Inc.*	1,375	12,581
Ultimate Software Group, Inc., The*	2,700	50,571
VanceInfo Technologies, Inc.( ADR)*	3,200	25,472
Virtusa Corp.*	4,165	26,614
Vocus, Inc.*	4,462	75,854
White Electronic Designs Corp.*	5,494	24,229
Zygo Corp.*	8,105	40,687
Total Information Technology		4,754,044
Materials - 2.1%
Balchem Corp.	7,428	184,883
Brust Well Man, Inc.*	725	12,267
Buckeye Technologies, Inc.*	15,889	81,828
ICO, Inc.*	20,625	50,944
Koppers Holdings, Inc.	2,200	41,712
Landec Corp.*	5,400	36,504

The accompanying notes are an integral part of these financial statements.

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.1% (continued)
Quaker Chemical Corp.	2,050	$23,985
Schweitzer-Mauduit International, Inc.	662	15,206
Universal Stainless & Alloy Products, Inc.*	1,800	24,120
Total Materials		471,449
Telecommunication Services - 0.4%
Cbeyond, Inc.*	3,470	70,719
Shenandoah Telecommunications Co.	1,388	27,246
Total Telecommunication Services		97,965
Utilities - 0.1%
American States Water Co.	884	30,525
Total Common Stocks (cost $23,389,705)		21,256,591
Short-Term Investments - 3.4%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.73%[7] (cost $755,414)	755,414	755,414
Total Investments - 99.8% (cost $24,145,119)		22,012,005
Other Assets, less Liabilities - 0.2%		34,882
Net Assets - 100.0%		$22,046,887

The accompanying notes are an integral part of these financial statements.

Managers Real Estate Securities Fund

Fund Snapshots

April 30, 2009 (unaudited)

Portfolio Breakdown

Industry	Managers Real Estate Securities**
REITs (Health Care)	18.2%
REITs (Apartments)	16.5%
REITs (Office Property)	16.0%
REITs (Regional Malls)	10.3%
REITs (Diversified)	9.6%
REITs (Shopping Centers)	9.3%
REITs (Storage)	7.2%
REITs (Warehouse/Industrial)	6.2%
REITs (Hotels)	3.1%
REITs (Single Tenant)	0.9%
Other Assets and Liabilities	2.7%

Top Ten Holdings

Percentage
Security Name	of Net Assets
Simon Property Group, Inc.*	7.9%
Public Storage, Inc.*	6.7
Vornado Realty Trust*	5.9
Equity Residential*	5.1
Boston Properties, Inc.*	4.6
Ventas, Inc.*	4.2
Senior Housing Properties Trust	3.9
Kimco Realty Corp.	3.8
Nationwide Health Properties, Inc.*	3.8
Kilroy Realty Corp.*	3.7

Top Ten as a Group	49.6%

*	Top Ten Holding at October 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

April 30, 2009 (unaudited)

	Shares	Value
REITs - 97.3%
Apartments - 16.5%
American Campus Communities, Inc.	1,720	$37,290
Apartment Investment & Management Co.	11,180	81,614
AvalonBay Communities, Inc.	2,430	138,048
BRE Properties, Inc.	5,200	127,764
Camden Property Trust	3,050	82,746
Equity Residential	21,130	483,666
Essex Property Trust, Inc.	4,150	263,484
Home Properties of NY, Inc.	1,008	36,732
Post Properties, Inc.	14,650	186,934
UDR, Inc.	11,670	117,517
Total Apartments		1,555,795
Diversified - 9.6%
Digital Realty Trust, Inc.	5,330	191,933
Duke Realty Corp.	15,960	155,929
Vornado Realty Trust	11,370	555,879
Total Diversified		903,741
Health Care - 18.2%
HCP, Inc.	13,290	291,715
Health Care REIT, Inc.	3,520	119,926
Healthcare Realty Trust, Inc.	9,850	165,382
Medical Properties Trust, Inc.	3,460	18,476
Nationwide Health Properties, Inc.	14,350	354,302
Senior Housing Properties Trust	22,680	371,725
Ventas, Inc.	13,800	395,232
Total Health Care		1,716,758
Hotels - 3.1%
Host Hotels & Resorts, Inc.	34,770	267,381
LaSalle Hotel Properties	1,700	20,332
Total Hotels		287,713
Office Property - 16.0%
Alexandria Real Estate Equities, Inc.	4,080	148,838
Boston Properties, Inc.	8,710	430,448
Brandywine Realty Trust	22,590	139,832
HRPT Properties Trust	23,520	101,371
Kilroy Realty Corp.	16,000	344,640
Mack-Cali Realty Corp.	5,550	149,073
Parkway Properties, Inc.	7,460	103,470
SL Green Realty Corp.	5,130	90,596
Total Office Property		1,508,268
Regional Malls - 10.3%
Macerich Co., The	1,660	29,100
Simon Property Group, Inc.	14,400	743,040
Taubman Centers, Inc.	8,500	202,470
Total Regional Malls		974,610
Shopping Centers - 9.3%
Federal Realty Investment Trust	4,240	234,048
Kimco Realty Corp.	29,920	359,638
Regency Centers Corp.	2,820	105,609
Weingarten Realty Investors	11,180	173,737
Total Shopping Centers		873,032
Single Tenant - 0.9%
National Retail Properties, Inc.	5,010	88,877
Storage - 7.2%
Extra Space Storage, Inc.	7,320	52,045
Public Storage, Inc.	9,410	629,153
Total Storage		681,198
Warehouse/Industrials - 6.2%
AMB Property Corp.	11,320	216,099
DCT Industrial Trust, Inc.	14,340	63,383
ProLogis	33,990	309,649
Total Warehouse/Industrials		589,131
Total REITs (cost $11,350,861)		9,179,124
REOCs - 2.4%
Hotels & Motels - 0.9%
Marriott International, Inc.	2,500	58,900
Starwood Hotels & Resorts Worldwide, Inc.	1,310	27,327
Total Hotels & Motels		86,227
Wireless Equipment - 1.5%
American Tower Corp., Class A*	4,390	139,426
Total REOCs (cost $214,750)		225,653
Short-Term Investments - 0.4%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.73%[7] (cost $34,931)	34,931	34,931
Total Investments - 100.1% (cost $11,600,542)		9,439,708
Other Assets, less Liabilities - (0.1)%		(9,154)
Net Assets - 100.0%		$9,430,554

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Fund Snapshots

April 30, 200 (unaudited)

Portfolio Breakdown

Portfolio Credit Quality	Managers California Intermediate Tax-Free**
Aaa	15.6%
Aa	61.3%
A	23.1%

Top Ten Holdings

Security Name	Percentage of Net Assets
State of California, Series A, 5.000%, 07/01/17	4.8%
San Francisco, CA City & County Public Utilities Commission, Series A, 5.250%, 10/01/19 (National Insured)*	3.7
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)*	3.5
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19 (AMBAC Insured)	3.4
State of California, 5.250%, 02/01/15*	3.3
Long Beach, CA Unified School District, Series A, 5.250%, 08/01/24	3.3
Central, CA Unified School District, 5.250%, 08/01/23 (Assured Guaranty Insured)	3.2
San Francisco, CA City & County Airports Commission, 5.125%, 05/01/18 (FGIC Insured)	3.2
Port of Oakland, CA, Series B, 5.000%, 11/01/21 (National Insured)	3.1
Long Beach, CA Harbor Revenue Refunding, Series B, 5.000%, 05/15/18 (FGIC Insured)	2.2

Top Ten as a Group	33.7%

*	Top Ten Holding at October 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

April 30, 2009 (unaudited)

	Principal Amount	Value
Municipal Bonds - 86.0%
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (FSA Insured)	$110,000	$118,544
Bay Area, CA Toll Authority, Series D, 4.300%, 04/01/10	75,000	77,488
Bay Area, CA Toll Authority, Series D, 5.000%, 04/01/10	25,000	25,987
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/17	20,000	22,691
Burbank, CA Unified School District, Series C, 3.750%, 08/01/09 (FGIC Insured)	30,000	30,216
Byron, CA Unified School District, Series A, 5.000%, 08/01/14 (FGIC Insured)	35,000	38,298
Cabrillo, CA Community College District, Series B, 4.000%, 08/01/11 (National Insured)	50,000	52,481
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,143,200
California Educational Facilities Authority Revenue, Series A, 5.000%, 10/01/32	40,000	43,864
California Housing Finance Agency, Series B, 3.650%, 08/01/09	100,000	100,076
California State, Series A, 5.000%, 01/01/10 (National Insured)	25,000	26,042
California State, 6.500%, 11/01/09	75,000	76,864
California State Department of Water Resources, Series A, 5.250%, 05/01/09 (National Insured)	50,000	50,000
California State Department of Water Resources, Series A, 5.250%, 05/01/11 (FSA Insured)	25,000	26,688
California State Department of Water Resources, Series A, 5.500%, 05/01/14 (AMBAC Insured)	200,000	218,790
California State Department of Water Resources, Series A, 5.500%, 05/01/15 (AMBAC Insured)	200,000	216,860
California State Public Works Board, Series G, 3.450%, 11/01/09	50,000	50,540
California State Public Works Board, Series A, 3.700%, 12/01/12 (AMBAC Insured)	35,000	35,800
California State Public Works Board, Series G, 4.000%, 11/01/11	100,000	103,279
California State Public Works Board, Series D, 4.250%, 10/01/09	10,000	10,076
California State Public Works Board, Series A, 5.000%, 10/01/09 (AMBAC Insured)	50,000	50,452
California State Public Works Board, Series D, 5.000%, 12/01/09 (National Insured)	230,000	233,731
California State Public Works Board, Series A, 5.000%, 06/01/10	100,000	102,971
California State Public Works Board, Series C, 5.000%, 06/01/10	250,000	257,428
California State Public Works Board, Series A, 5.000%, 12/01/11	50,000	52,992
California State Public Works Board, Series C, 5.000%, 06/01/12	10,000	10,622
California State Public Works Board, Series J, 5.000%, 01/01/14 (AMBAC Insured)	100,000	105,771
California State Public Works Board, Series J, 5.000%, 01/01/21	450,000	445,275
California State Public Works Board, Series A, 5.150%, 12/01/11 (AMBAC Insured)	50,000	50,501
California State Public Works Board, Series A, 5.250%, 06/01/11 (AMBAC Insured)	5,000	5,346
California State Public Works Board, Series A, 5.250%, 06/01/12 (AMBAC Insured)	100,000	106,494
California State Public Works Board, Series F, 5.250%, 11/01/18 (FGIC Insured)	100,000	105,109
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	203,232
California State Public Works Board, Series A, 5.500%, 10/01/10	75,000	78,320
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	518,480
California State University, Series A, 4.000%, 11/01/10	45,000	46,529
Central, CA Unified School District, Series A, 5.250%, 08/01/23 (Assured Guaranty Insured)	1,000,000	1,043,390
Chabot-Las Positas, CA Community College District, 4.000%, 08/01/09 (AMBAC Insured)	25,000	25,210
City of Bakersfield, CA, Series A, 5.000%, 09/15/19 (FSA Insured)	150,000	160,234

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 86.0% (continued)
City of Los Angeles, CA, Series A, 4.000%, 09/01/10 (National Insured)	$75,000	$78,119
City of San Jose, CA, 5.000%, 09/01/12	10,000	11,054
Claremont, CA Unified School District, Series B, 5.000%, 08/01/09 (FSA Insured)	50,000	50,532
Clovis, CA Unified School District, Series B, 4.000%, 08/01/11 (National Insured)	20,000	21,015
Contra Costa County, CA Public Financing Authority, Series A, 5.250%, 06/01/12 (National Insured)	55,000	55,746
Contra Costa County, CA Water District, Series L, 4.000%, 10/01/13 (FSA Insured)	75,000	79,990
Desert Sands, CA University School District, 5.000%, 06/01/22 (AMBAC Insured)	40,000	42,064
East Bay, CA Municipal Utility District, Series B, 4.500%, 06/01/09	50,000	50,144
East Bay, CA Regional Park District, Series E, 4.250%, 09/01/10	50,000	52,312
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/17 (National Insured)	100,000	109,949
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	347,193
El Camino, CA Community College District, Series B, 5.000%, 08/01/22 (FGIC Insured)	20,000	21,310
El Monte, CA Union High School District Election 2002, Series B, 4.250%, 03/01/10 (National Insured)	150,000	153,880
Fairfield-Suisun, CA Unified School District, Series B, 5.250%, 01/01/16 (National Insured)	125,000	136,570
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19 (AMBAC Insured)	1,000,000	1,090,090
Jurupa, CA Unified School District, 5.000%, 08/01/14 (FGIC Insured)	225,000	241,571
Kern, CA High School District, Series B, 5.000%, 08/01/21 (FSA Insured)	500,000	527,910
La Mesa, CA Spring Valley School District, 5.000%, 08/01/17 (FGIC Insured)	300,000	320,328
Laguna Beach, CA, 4.625%, 08/15/09	10,000	10,116
Larkspur, CA School District, 5.250%, 08/01/10	40,000	42,149
Lincoln, CA Unified School District, 4.000%, 08/01/14 (FGIC Insured)	75,000	78,275
Long Beach, CA Unified School District, Series A, 5.250%, 08/01/24	1,000,000	1,058,390
Long Beach, CA Unified School District, Series B, 5.250%, 08/01/24	550,000	582,114
Long Beach, CA Harbor Revenue Refunding, Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	719,794
Los Angeles, CA County Capital Asset Leasing, Series A, 3.000%, 06/01/09	100,000	100,152
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 4.250%, 07/01/11 (National Insured)	75,000	76,068
Los Angeles, CA County Metropolitan Transportation Authority, Series B, 5.000%, 07/01/10	25,000	26,235
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 5.000%, 07/01/10 (FSA Insured)	50,000	52,500
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 5.000%, 07/01/13 (FSA Insured)	55,000	61,524
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 03/01/12 (National Insured)	100,000	108,851
Los Angeles, CA County Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/11 (FSA Insured)	95,000	103,558
Los Angeles, CA Department of Water & Power, Series A-1, 5.000%, 07/01/09	55,000	55,383
Los Angeles, CA Department of Water & Power, Series A-1, 5.000%, 07/01/11 (National Insured)	15,000	16,189
Los Angeles, CA Department of Water & Power, Series A-A-1, 5.250%, 07/01/10 (National Insured)	50,000	52,572
Los Angeles, CA Department of Water, Series A-A-1, 4.000%, 07/01/10 (National Insured)	40,000	41,483
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 10/01/15 (National Insured)	15,000	16,866
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	309,930
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	296,711
Metropolitan Water District of Southern California, Series B, 4.500%, 03/01/10	70,000	72,335
Metropolitan Water District of Southern California, Series A, 5.000%, 07/01/10	300,000	314,925
Metropolitan Water District of Southern California, Series A, 5.000%, 03/01/12	25,000	27,467

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 86.0% (continued)
Moreno Valley, CA Unified School District, 4.000%, 08/01/13 (National Insured)	$200,000	$206,128
Moreno Valley, CA Unified School District, 4.000%, 08/01/14 (National Insured)	75,000	76,454
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	52,332
Moulton Niguel, CA Water District, 4.000%, 09/01/10 (AMBAC Insured)	100,000	103,420
Mount Diablo, CA Unified School District, 4.125%, 07/01/14 (FGIC Insured)	50,000	52,500
Murrieta Valley, CA Unified School District Public Financing Authority, Series B, 3.500%, 09/01/10 (FSA Insured)	25,000	25,825
Newhall, CA School District, Series A, 5.250%, 05/01/10 (FSA Insured)	50,000	52,376
North Orange County, CA Community College District, 5.000%, 08/01/19 (National Insured)	340,000	369,737
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	312,681
Port of Oakland, CA, Series C, 5.000%, 11/01/15 (National Insured)	310,000	326,476
Port of Oakland, CA, Series B, 5.000%, 11/01/16 (National Insured)	255,000	266,990
Port of Oakland, CA, Series B, 5.000%, 11/01/17 (National Insured)	110,000	114,475
Port of Oakland, CA, Series B, 5.000%, 11/01/21 (National Insured)	1,000,000	1,003,420
Rancho Santiago, CA Community College District, Election 2002, Series C, 5.000%, 09/01/20 (FSA Insured)	460,000	495,581
Riverside, CA Community College District, 5.000%, 08/01/24 (FSA Insured)	35,000	36,462
Roseville, CA, 6.000%, 09/01/33	20,000	20,949
Roseville, CA, 6.250%, 09/01/32 (FSA Insured)	35,000	36,689
Sacramento, CA City Unified School District, Series D, 4.000%, 07/01/10 (FSA Insured)	40,000	41,455
Sacramento, CA County Sanitation District, Series A, 5.200%, 12/01/11	150,000	159,861
Sacramento, CA County Sanitation District, Series A, 5.250%, 12/01/12	100,000	106,182
Sacramento, CA Municipal Utility District, Series S, 5.000%, 11/15/10 (FSA Insured)	25,000	26,227
Sacramento, CA Municipal Utility District, Series R, 5.000%, 08/15/18 (National Insured)	40,000	41,668
Sacramento, CA Municipal Utility District, Series O, 5.250%, 08/15/10 (National Insured)	45,000	47,256
San Bernadino, CA Community College District, 6.250%, 08/01/23	420,000	483,945
San Bernadino, CA Transportation Authority, 4.000%, 03/01/10 (FSA Insured)	50,000	51,371
San Bernadino, CA Transportation Authority, 5.000%, 03/01/10 (AMBAC Insured)	100,000	102,831
San Bernadino, CA Transportation Authority, 6.250%, 03/01/10 (National Insured)	25,000	25,966
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	200,000	217,226
San Francisco, CA City & County Airports Commission, Series 28C, 4.000%, 05/01/11 (National Insured)	100,000	104,000
San Francisco, CA City & County Airports Commission, Series 28C, 4.000%, 05/01/12 (National Insured)	250,000	262,282
San Francisco, CA City & County Airports Commission, Series 27B, 4.125%, 05/01/11 (FGIC Insured)	75,000	78,256
San Francisco, CA City & County Airports Commission, Series 20, 4.500%, 05/01/10 (National Insured)	50,000	50,292
San Francisco, CA City & County Airports Commission, Series 29B, 5.125%, 05/01/18 (FGIC Insured)	1,000,000	1,039,970
San Francisco, CA City & County Airports Commission, Series 32F, 5.000%, 05/01/16 (FGIC Insured)	45,000	48,689
San Francisco, CA City & County Airports Commission, Series 27B, 5.250%, 05/01/12 (FGIC Insured)	70,000	73,754
San Francisco, CA City & County Airports Commission, Series 32F, 5.250%, 05/01/17 (FGIC Insured)	345,000	377,447
San Francisco, CA City & County Public Utilities Commission, Series A, 3.250%, 10/01/10 (National Insured)	25,000	25,610
San Francisco, CA City & County Public Utilities Commission, Series A, 5.250%, 10/01/19 (National Insured)	1,145,000	1,190,777
San Francisco, CA City & County Unified School District, Series B, 5.000%, 06/15/13 (FSA Insured)	250,000	277,852
San Francisco, CA Community College, Series B, 5.000%, 06/15/10 (AMBAC Insured)	50,000	52,341
San Francisco, CA Community College, Series B, 5.000%, 06/15/14 (AMBAC Insured)	120,000	131,754

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 86.0% (continued)
San Francisco, CA City & County Public Utilities Commission, Series B, 4.000%, 10/01/11 (National Insured)	$130,000	$136,733
San Jose Evergreen, CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)	40,000	42,728
San Jose-Santa Clara, CA Water Financing Authority, Series A, 3.250%, 11/15/10 (FSA Insured)	75,000	77,529
San Juan, CA Unified School District, Series A, 5.000%, 08/01/10 (National Insured)	40,000	41,883
Santa Barbara, CA Community College District, Series A, 4.000%, 08/01/10	125,000	129,872
Santa Clara Valley, CA Transportation Authority, Series A, 5.000%, 06/01/23 (National Insured)	60,000	65,000
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	104,333
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	26,470
Sonoma Valley, CA Unified School District, 5.125%, 08/01/25 (FGIC Insured)	15,000	15,999
State of California, 3.000%, Series A, 07/01/09	50,000	50,158
State of California, Series K, 4.750%, 11/01/10	30,000	30,006
State of California, 5.000%, 09/01/10	50,000	51,189
State of California, 5.000%, 04/01/14	15,000	16,402
State of California, 5.200%, 06/01/10	50,000	50,104
State of California, 5.250%, 10/01/09	100,000	101,558
State of California, 5.250%, 02/01/15	1,000,000	1,076,090
State of California, 5.250%, 11/01/15	250,000	270,292
State of California, 5.250%, 10/01/18 (FGIC Insured)	40,000	42,523
State of California, 5.250%, 04/01/22	480,000	497,616
State of California, 5.500%, 02/01/10 (FGIC Insured)	25,000	25,688
State of California, 6.600%, 02/01/10 (National Insured)	560,000	580,552
State of California, Series A, 5.000%, 07/01/17	1,500,000	1,551,945
Sweetwater, CA Authority, 5.000%, 04/01/17 (AMBAC Insured)	50,000	52,552
Tamalpais, CA Union High School District, 4.000%, 08/01/09 (National Insured)	50,000	50,310
University of California, Series O, 5.000%, 09/01/25 (FGIC Insured)	50,000	53,299
University of California, Series Q, 5.000%, 09/01/33 (FSA Insured)	20,000	22,037
University of California Revenues, Series Q, 5.000%, 09/01/11 (FSA Insured)	55,000	59,402
Ventura, CA Unified School District, Series F, 4.000%, 08/01/11 (FSA Insured)	75,000	78,544
Wiseburn, CA School District, Series A, 5.000%, 08/01/16 (National Insured)	75,000	81,867
Woodside, CA Elementary School District, 5.500%, 10/01/24 (National Insured)	50,000	51,552
Total Municipal Bonds (cost $27,133,063)		27,686,975

	Shares
Short-Term Investments - 20.1%[1]
Blackrock Liquidity Funds, Institutional Class Shares - California Money Fund, 0.55%[8]	5,484,763	5,484,763
Fidelity California AMT Tax-Free Money Market Fund, Institutional Class Shares, 0.40%	1,004,548	1,004,548
Total Short-Term Investments (cost $6,489,311)		6,489,311
Total Investments 106.1% (cost $33,622,374)[9]		34,176,286
Other Assets, less Liabilities - 6.1%		(1,964,587)
Net Assets - 100.0%		$32,211,699

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At April 30, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Managers Fremont Global	$82,299,766	$2,244,355	$(17,311,848)	$(15,067,493)
Managers Small Cap	43,758,690	5,265,940	(5,893,618)	(627,678)
Managers Micro-Cap	133,153,332	11,721,370	(27,104,105)	(15,382,735)
Managers Institutional Micro-Cap	25,438,343	2,247,501	(5,673,839)	(3,426,338)
Managers Real Estate Securities	12,820,845	173,181	(3,554,318)	(3,381,137)
Managers California Intermediate Tax-Free	33,622,374	646,969	(93,057)	553,912

*	Non-income-producing security.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Fremont Global	$281,963	0.4%

[1]	Yield shown for each investment company represents the April 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of April 30, 2009, amounting to:

Fund	Market Value	% of Net Assets
Managers Fremont Global	$1,064,154	1.6%
Managers Small Cap	878,628	2.1%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

On October 6, 2008, The BNYM established a separate sleeve of the ICRF (Series C) to hold certain securities issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.

[6]	Affiliated Investment.

[7]	Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for each Fund’s investment in the Dreyfus Cash Management Fund is:

Fund	Market Value
Managers Fremont Global	$2,154,888
Managers Small Cap	3,608,525
Managers Micro-Cap	9,181,340
Managers Institutional Micro-Cap	1,060,665
Managers Real Estate Securities	595,984

[8]	Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for the Fund’s investment in the Blackrock Liquidity Funds California Money Fund is $1,367,815.

[9]

At April 30, 2009, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 106.1%. At April 30, 2009, 57.8% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 22.3%, AMBAC 12.7%, FGIC 11.4%.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.
MBIA:	Municipal Bond Investor Assurance Corp.
AMBAC:	American Municipal Bond Assurance Corp.
FGIC:	Financial Guaranty Insurance Corp.
FSA:	FSA Capital, Inc
REIT:	Real Estate Investment Trust
REOC:	Real Estate Operating Company

Statements of Assets and Liabilities

April 30, 2009 (unaudited)

	Managers Fremont Global Fund	Managers Small Cap Fund	Managers Fremont Micro-Cap Fund	Managers Fremont Institutional Micro-Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Assets:
Investments at value* (including securities on loan valued at $1,064,154, $878,628, $0, $0, $0, $0, respectively)	$67,232,273	$43,131,012	$117,770,597	$22,012,005	$9,439,708	$34,176,286
Cash	—	—	494	189	—	—
Foreign currency**	119,980	—	—	—	—	—
Receivable from Investment Manager	—	—	—	—	5,302	—
Receivable for investments sold	796,023	517,228	1,555,271	303,096	212,618	—
Receivable for Fund shares sold	273,145	158,276	37,266	75,552	6,927	5,758
Unrealized appreciation of foreign currency contracts	11,764	—	—	—	—	—
Dividends, interest and other receivables	187,422	3,971	35,625	6,573	14,240	351,867
Prepaid expenses	13,751	12,804	13,768	10,059	14,404	3,803
Total assets	68,634,358	43,823,291	119,413,021	22,407,474	9,693,199	34,537,714
Liabilities:
Payable for Fund shares repurchased	55,977	170,381	1,586,888	274,416	10,167	4,397
Payable upon return of securities loaned	1,084,926	917,314	—	—	—	—
Payable for investments purchased	957,901	346,341	43,276	28,657	231,442	2,263,805
Unrealized depreciation of foreign currency contracts	102,924	—	—	—	—	—
Dividends payable to shareholders	—	—	—	—	—	7,957
Accrued expenses:
Investment advisory and management fees	22,136	33,256	70,213	10,677	—	2,913
Administrative fees	10,019	8,314	22,651	4,271	—	6,601
Other	126,466	40,524	104,464	42,566	21,036	40,342
Total liabilities	2,360,349	1,516,130	1,827,492	360,587	262,645	2,326,015
Net Assets	$66,274,009	$42,307,161	$117,585,529	$22,046,887	$9,430,554	$32,211,699
Net Assets Represent:
Paid-in capital	$149,377,645	$59,299,628	$157,749,604	$30,356,919	$20,564,449	$32,609,968
Undistributed net investment income (loss)	255,826	(176,281)	(401,533)	(52,455)	143,065	(1,576)
Accumulated net realized loss from investments, futures and foreign currency transactions	(70,702,617)	(16,399,031)	(28,196,168)	(6,124,463)	(9,176,204)	(950,605)
Net unrealized appreciation (depreciation) of investments, futures, and foreign currency contracts and translations	(12,656,845)	(417,155)	(11,566,374)	(2,133,114)	(2,100,756)	553,912
Net Assets	$66,274,009	$42,307,161	$117,585,529	$22,046,887	$9,430,554	$32,211,699
Shares Outstanding	7,269,254	3,697,796	5,140,576	3,060,756	2,126,965	3,124,994
Net asset value, offering and redemption price per share	$9.12	$11.44	$22.87	$7.20	$4.43	$10.31
* Investments at cost	$79,803,654	$43,548,167	$129,336,971	$24,145,119	$11,600,542	$33,622,374
** Foreign currency at cost	$121,026	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended April 30, 2009 (unaudited)

	Managers Fremont Global Fund	Managers Small Cap Fund	Managers Fremont Micro-Cap Fund	Managers Fremont Institutional Micro-Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Investment Income:
Dividend income	$693,657	$131,535	$389,161	$75,673	$356,500	$14,036
Dividend income from affiliate	2,830,865	—	—	—	—	—
Interest income	5,944	—	32,835	9,370	—	586,873
Foreign withholding tax	(50,869)	(2,942)	—	—	—	—
Securities lending fees	6,295	1,636	—	—	—	—
Total investment income	3,485,892	130,229	421,996	85,043	356,500	600,909
Expenses:
Investment management fees	200,986	206,979	544,674	107,100	34,210	62,749
Administrative fees	83,744	51,745	136,168	26,775	10,062	40,393
Custodian	52,387	9,130	29,856	15,279	8,629	5,083
Transfer agent	29,140	11,528	183,984	7,764	13,808	4,414
Professional fees	22,583	17,828	28,126	15,584	21,357	16,632
Registration fees	7,439	7,683	6,520	7,364	6,552	1,381
Reports to shareholders	5,346	3,813	29,458	—	3,268	—
Trustees fees and expenses	4,402	2,925	5,925	827	503	1,496
Miscellaneous	3,551	1,837	4,518	13	1,163	1,573
Total expenses before offsets	409,578	313,468	969,229	180,706	99,552	133,721
Fee waivers	(90,012)	—	—	—	—	—
Expense reimbursements	—	—	(118,948)	(36,014)	(38,627)	(44,513)
Expense reductions	(10,361)	(6,958)	(19,000)	(6,213)	(842)	(161)
Net expenses	309,205	306,510	831,281	138,479	60,083	89,047
Net investment income (loss)	3,176,687	(176,281)	(409,285)	(53,436)	296,417	511,862
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments and futures	(16,926,401)	(7,165,056)	(24,370,016)	(4,828,006)	(6,486,626)	(251,904)
Net realized loss on affiliated investment	(1,924,858)	—	—	—	—	—
Net realized loss on foreign currency contracts and transactions	(12,560)	—	—	—	—	—
Net unrealized appreciation of investments and futures	13,090,506	5,345,382	18,993,806	3,662,014	3,971,291	1,724,217
Net unrealized depreciation of foreign currency contracts and translations	(85,319)	—	—	—	—	—
Net realized and unrealized gain (loss)	(5,858,632)	(1,819,674)	(5,376,210)	(1,165,992)	(2,515,335)	1,472,313
Net increase (decrease) in net assets resulting from operations	$(2,681,945)	$(1,995,955)	$(5,785,495)	$(1,219,428)	$(2,218,918)	$1,984,175

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2009 (unaudited) and for the fiscal year ended October 31, 2008

	Managers Fremont Global Fund		Managers Small Cap Fund
	2009	2008	2009	2008
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$3,176,687	$4,426,224	$(176,281)	$(605,290)
Net realized gain (loss) on investments, futures and foreign currency transactions	(18,863,819)	(8,505,421)	(7,165,056)	2,924,678
Net unrealized appreciation (depreciation) of investments, futures and foreign currency translations	13,005,187	(54,049,244)	5,345,382	(30,980,059)
Net increase (decrease) in net assets resulting from operations	(2,681,945)	(58,128,441)	(1,995,955)	(28,660,671)
Distributions to Shareholders:
From net investment income	(3,637,680)	(4,898,251)	—	—
From net realized gain on investments	—	—	—	—
Total distributions to shareholders	(3,637,680)	(4,898,251)	—	—
From Capital Share Transactions:
Proceeds from sale of shares	1,043,060	4,188,647	5,015,133	14,957,611
Reinvestment of dividends and distributions	3,606,451	4,836,471	—	—
Cost of shares repurchased	(10,394,429)	(42,764,695)	(11,769,337)	(22,254,972)
Net increase (decrease) from capital share transactions	(5,744,918)	(33,739,577)	(6,754,204)	(7,297,361)
Total decrease in net assets	(12,064,543)	(96,766,269)	(8,750,159)	(35,958,032)
Net Assets:
Beginning of period	78,338,552	175,104,821	51,057,320	87,015,352
End of period	$66,274,009	$78,338,552	$42,307,161	$51,057,320
End of period undistributed net investment income (loss)	$255,826	$716,819	$(176,281)	—

Share Transactions:
Sale of shares	87,592	305,414	489,086	987,049
Reinvestment of dividends and distributions	398,063	312,116	—	—
Shares repurchased	(1,193,662)	(3,256,235)	(1,158,072)	(1,490,236)
Net increase (decrease) in shares	(708,007)	(2,638,705)	(668,986)	(503,187)

The accompanying notes are an integral part of these financial statements.

Managers Fremont Micro-Cap Fund		Managers Fremont Institutional Micro-Cap Fund		Managers Real Estate Securities Fund		Managers California Intermediate Tax-Free Fund
2009	2008	2009	2008	2009	2008	2009	2008

$(409,285)	$(1,800,037)	$(53,436)	$(450,002)	$296,417	$280,479	$511,862	$1,422,001
(24,370,016)	10,110,817	(4,828,006)	12,333,780	(6,486,626)	(2,478,209)	(251,904)	(698,701)
18,993,806	(104,806,788)	3,662,014	(45,318,730)	3,971,291	(6,586,212)	1,724,217	(1,410,920)
(5,785,495)	(96,496,008)	(1,219,428)	(33,434,952)	(2,218,918)	(8,783,942)	1,984,175	(687,620)

—	—	—	—	(195,201)	(233,497)	(511,834)	(1,422,039)
(7,917,527)	—	(3,256,607)	(13,276,494)		(5,615,212)		(543,580)
(7,917,527)	—	(3,256,607)	(13,276,494)	(195,201)	(5,848,709)	(511,834)	(1,965,619)

1,823,931	6,372,989	2,203,505	8,195,763	1,746,342	7,348,008	2,698,944	9,476,529
7,785,547	—	3,131,896	12,682,280	191,310	5,743,504	424,363	1,550,014
(10,744,777)	(49,387,600)	(5,571,576)	(88,630,068)	(2,458,801)	(12,653,705)	(5,339,042)	(11,399,870)
(1,135,299)	(43,014,611)	(236,175)	(67,752,025)	(521,149)	437,807	(2,215,735)	(373,327)
(14,838,321)	(139,510,619)	(4,712,210)	(114,463,471)	(2,935,268)	(14,194,844)	(743,394)	(3,026,566)

132,423,850	271,934,469	26,759,097	141,222,568	12,365,822	26,560,666	32,955,093	35,981,659
$117,585,529	$132,423,850	$22,046,887	$26,759,097	$9,430,554	$12,365,822	$32,211,699	$32,955,093
$(401,533)	$7,752	$(52,455)	$981	$41,849	$41,849	$(1,576)	$(1,604)

87,229	184,730	330,183	699,547	462,773	917,276	266,516	906,817
362,625	—	463,985	918,613	43,932	707,023	41,945	149,744
(521,192)	(1,462,126)	(831,834)	(7,000,838)	(607,857)	(1,509,721)	(532,288)	(1,116,251)
(71,338)	(1,277,396)	(37,666)	(5,382,678)	(101,152)	114,578	(223,827)	(59,690)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each period

Managers Fremont Global Fund	For the six months ended April 30, 2009 (unaudited)	For the fiscal year ended October 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.82	$16.49	$14.24	$13.19	$12.19	$11.17
Income from Investment Operations:
Net investment income	0.43	0.45	0.08 [3]	0.27	0.46	0.18
Net realized and unrealized gain (loss) on investments	(0.65)	(6.65)	2.31 [3]	1.48	0.69	0.86
Total from investment operations	(0.22)	(6.20)	2.39	1.75	1.15	1.04
Less Distributions to Shareholders from:
Net investment income	(0.48)	(0.47)	(0.14)	(0.70)	(0.15)	(0.02)
Total distributions to shareholders	(0.48)	(0.47)	(0.14)	(0.70)	(0.15)	(0.02)
Net Asset Value, End of Period	$9.12	$9.82	$16.49	$14.24	$13.19	$12.19
Total Return [1]	(2.20)%[4]	(38.66)%	16.94%	13.67%	9.79%	9.27%
Ratio of net expenses to average net assets	0.92%[5]	0.80%	0.90%	1.11%	1.09%	1.02%
Ratio of net investment income to average net assets [1]	5.22%[5]	3.18%	0.52%	1.68%	1.56%	1.38%
Portfolio turnover	64%[4]	143%	123%	60%	108%	56%
Net assets at end of period (000’s omitted)	$66,274	$78,339	$175,105	$182,387	$183,197	$238,436

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.22%[5]	1.08%	1.10%	1.13%	1.10%	1.02%
Ratio of net investment income to average net assets	4.92%[5]	2.90%	0.32%	1.67%	1.56%	1.38%

Managers Small Cap Fund	For the six months ended April 30, 2009 (unaudited)	For the fiscal year ended October 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.69	$17.87	$15.47	$12.90	$11.10	$10.76
Income from Investment Operations:
Net investment loss	(0.05)	(0.12)[3]	(0.11)[3]	(0.12)[3]	(0.14)[3]	(0.15)
Net realized and unrealized gain (loss) on investments	(0.20)	(6.06)[3]	2.51 [3]	2.69 [3]	1.94 [3]	0.49
Total from investment operations	(0.25)	(6.18)	2.40	2.57	1.80	0.34
Net Asset Value, End of Period	$11.44	$11.69	$17.87	$15.47	$12.90	$11.10
Total Return [1]	(2.14)%[4]	(34.58)%	15.51%	19.92%	16.13%	3.16%
Ratio of net expenses to average net assets	1.48%[5]	1.41%	1.39%	1.38%	1.47%	1.60%
Ratio of net investment loss to average net assets [1]	(0.85)%[5]	(0.79)%	(0.68)%	(0.84)%	(1.10)%	(1.43)%
Portfolio turnover	17%[4]	59%	49%	49%	67%	54%
Net assets at end of period (000’s omitted)	$42,307	$51,057	$87,015	$89,175	$66,301	$54,101

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.51%[5]	1.43%	1.41%	1.42%	1.53%	1.63%
Ratio of net investment loss to average net assets	(0.89)%[5]	(0.80)%	(0.70)%	(0.88)%	(1.16)%	(1.46)%

Financial Highlights

For a share outstanding throughout each period

Managers Fremont Micro-Cap Fund	For the six months ended April 30, 2009 (unaudited)	For the fiscal year ended October 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.41	$41.90	$34.48	$29.65	$27.86	$28.14
Income from Investment Operations:
Net investment loss	(0.08)	(0.31)[3]	(0.37)[3]	(0.26)[3]	(0.38)	(0.44)
Net realized and unrealized gain (loss) on investments	(0.90)	(16.18)[3]	7.79 [3]	5.09 [3]	2.17	0.16
Total from investment operations	(0.98)	(16.49)	7.42	4.83	1.79	(0.28)
Less Distribution to Shareholders from:
Net realized gain on investments	(1.56)	—	—	—	—	—
Total distributions to shareholders	(1.56)	—	—	—	—	—
Net Asset Value End of Period	$22.87	$25.41	$41.90	$34.48	$29.65	$27.86
Total Return [1]	(3.44)%[4,6]	(39.37)%	21.52%[6]	16.29%	6.42%	(1.00)%
Ratio of net expenses to average net assets	1.53%[5]	1.54%	1.53%	1.54%	1.56%	1.62%
Ratio of net investment loss to average net assets [1]	(0.75)%[5]	(0.92)%	(1.01)%	(0.79)%	(1.11)%	(1.41)%
Portfolio turnover	42%[4]	193%	76%	82%	68%	83%
Net assets at end of period (000’s omitted)	$117,586	$132,424	$271,934	$303,474	$397,629	$490,527

Ratios absent expense offsets: [2]
Ratio of net expenses to average net assets	1.78%[5]	1.66%	1.53%	1.54%	1.56%	1.62%
Ratio of net investment loss to average net assets	(1.00)%[5]	(1.04)%	(1.01)%	(0.79)%	(1.11)%	(1.41)%

Managers Fremont Institutional Micro-Cap Fund	For the six months ended April 30, 2009 (unaudited)	For the fiscal year ended October 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.64	$16.65	$15.07	$14.94	$14.49	$14.52
Income from Investment Operations:
Net investment loss	(0.02)	(0.10)[3]	(0.13)[3]	(0.09)[3]	—	(0.17)
Net realized and unrealized gain (loss) on investments	(0.31)	(5.87)[3]	2.99 [3]	2.36 [3]	0.97	0.14
Total from investment operations	(0.33)	(5.97)	2.86	2.27	0.97	(0.03)
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.00)#	—
Net realized gain on investments	(1.11)	(2.04)	(1.28)	(2.14)	(0.52)	—
Total distribution to shareholders	(1.11)	(2.04)	(1.28)	(2.14)	(0.52)	—
Net Asset Value End of Period	$7.20	$8.64	$16.65	$15.07	$14.94	$14.49
Total Return [1]	(2.98)%[4]	(40.45)%	20.48%	16.33%	6.54%	(0.21)%
Ratio of net expenses to average net assets	1.29%[5]	1.30%	1.35%	1.35%	1.35%	1.30%
Ratio of net investment loss to average net assets [1]	(0.50)%[5]	(0.74)%	(0.83)%	(0.63)%	(0.89)%	(1.09)%
Portfolio turnover	42%[4]	198%	129%	78%	73%	87%
Net assets at end of period (000’s omitted)	$22,047	$26,759	$141,223	$259,395	$295,701	$358,011

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.69%[5]	1.55%	1.39%	1.37%	1.39%	1.30%
Ratio of net investment loss to average net assets	(0.89)%[5]	(0.99)%	(0.87)%	(0.65)%	(0.93)%	(1.09)%

Financial Highlights

For a share outstanding throughout each period

Managers Real Estate Securities Fund	For the six months ended April 30, 2009 (unaudited)	For the fiscal year ended October 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.55	$12.57	$14.74	$12.86	$12.75	$10.09
Income from Investment Operations:
Net investment income	0.15	0.13 [3]	0.06	0.18	0.35	0.30
Net realized and unrealized gain (loss) on investments	(1.17)	(4.06)[3]	0.22	3.87	1.86	2.66
Total from investment operations	(1.02)	(3.93)	0.28	4.05	2.21	2.96
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.12)	(0.10)	(0.10)	(0.35)	(0.30)
Net realized gain on investments	—	(2.97)	(2.35)	(2.07)	(1.75)	—
Total distributions to shareholders	(0.10)	(3.09)	(2.45)	(2.17)	(2.10)	(0.30)
Net Asset Value, End of Period	$4.43	$5.55	$12.57	$14.74	$12.86	$12.75
Total Return [1]	(18.26)%[4]	(38.95)%	2.10%	36.43%	18.84%	29.56%
Ratio of net expenses to average net assets	1.48%[5]	1.48%	1.40%	1.46%	1.42%	1.50%
Ratio of net investment income to average net assets [1]	7.38%[5]	1.63%	0.82%	0.97%	1.93%	2.68%
Portfolio turnover	66%[4]	127%	126%	69%	70%	136%
Net assets at end of period (000’s omitted)	$9,431	$12,366	$26,561	$27,624	$24,903	$28,586

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	2.47%[5]	1.80%	1.41%	1.46%	1.54%	1.67%
Ratio of net investment income to average net assets	6.38%[5]	1.31%	0.83%	0.97%	1.81%	2.51%

Financial Highlights

For a share outstanding throughout each period

Managers California Intermediate Tax-Free Fund	For the six months ended April 30, 2009 (unaudited)	For the fiscal year ended October 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.84	$10.56	$10.75	$10.66	$11.17	$11.08
Income from Investment Operations:
Net investment income	0.16	0.38	0.40	0.39	0.39	0.40
Net realized and unrealized gain (loss) on investments	0.47	(0.56)	(0.16)	0.25	(0.31)	0.28
Total from investment operations	0.63	(0.18)	0.24	0.64	0.08	0.68
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.38)	(0.40)	(0.40)	(0.40)	(0.40)
Net realized gain on investments	—	(0.16)	(0.03)	(0.15)	(0.19)	(0.19)
Total distributions to shareholders	(0.16)	(0.54)	(0.43)	(0.55)	(0.59)	(0.59)
Net Asset Value, End of Period	$10.31	$9.84	$10.56	$10.75	$10.66	$11.17
Total Return [1]	6.40%[4]	(1.82)%	2.23%	6.21%	0.92%	6.39%
Ratio of net expenses to average net assets	0.55%[5]	0.55%	0.56%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets [1]	3.17%[5]	3.71%	3.75%	3.76%	3.74%	3.63%
Portfolio turnover	63%[4]	33%	35%	22%	28%	66%
Net assets at end of period (000’s omitted)	$32,212	$32,955	$35,982	$54,144	$47,847	$50,784

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	0.83%[5]	0.80%	0.82%	0.82%	0.81%	0.74%
Ratio of net investment income to average net assets	2.89%[5]	3.46%	3.49%	3.49%	3.48%	3.44%

#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.
[6]	The total return is based on the Financial Statement Net Asset Values as shown above.

Notes to Financial Statements

April 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Fremont Global Fund (“Managers Fremont Global”), Managers Small Cap Fund (“Small Cap”), Managers Fremont Micro-Cap Fund (“Micro-Cap”), Managers Fremont Institutional Micro-Cap Fund (“Institutional Micro-Cap”), Managers Real Estate Securities Fund (“Real Estate Securities”), and Managers California Intermediate Tax-Free Fund (“California Intermediate Tax-Free”), collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Financial Statements (continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of April 30, 2009:

Level	Investments in Securities	Other Financial Instruments*
Managers Fremont Global
Level 1 - Quoted Prices	$47,750,435	—
Level 2 - Other Significant Observable Inputs	19,481,838	$(90,881)
Level 3 - Significant Unobservable Inputs	—	—

Total	$67,232,273	$(90,881)

Small Cap
Level 1 - Quoted Prices	$43,040,552	—
Level 2 - Other Significant Observable Inputs	90,460	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$43,131,012	$0

Micro-Cap
Level 1 - Quoted Prices	$117,770,597	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$117,770,597	$0

Institutional Micro-Cap
Level 1 - Quoted Prices	$22,012,005	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$22,012,005	$0

Real Estate Securities
Level 1 - Quoted Prices	$9,439,708	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$9,439,708	$0

California Intermediate Tax-Free
Level 1 - Quoted Prices	$6,489,311	—
Level 2 - Other Significant Observable Inputs	27,686,975	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$34,176,286	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended April 30, 2009, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Managers Fremont Global - $10,024 or 0.03%, Small Cap - $6,752 or 0.03%, Micro-Cap - $18,454 or 0.03%, Institutional Micro-Cap - $6,106 or 0.06% and Real Estate Securities - $803 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (formerly The Bank of New York) (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2009, the custodian expense was not reduced for any of the Funds.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2009, overdraft fees and the impact on the expense ratios, if any, for Managers Fremont Global, Micro-Cap, Real Estate Securities and California Intermediate Tax-Free equaled $71, $45, $516, $183, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April, 30, 2009, the transfer agent expense was reduced as follows: Managers Fremont Global - $337, Small Cap - $206, Micro-Cap - $546, Institutional Micro-Cap - $107, Real Estate Securities - $39 and California Intermediate Tax-Free - $161.

Notes to Financial Statements (continued)

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Portfolio – Capital Shares. For the six months ended April 30, 2009, the management fee was not reduced for any of the Funds.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid as follows:

Annually – Managers Fremont Global, Small Cap, Micro-Cap and Institutional Micro-Cap

Quarterly - Real Estate Securities

Declared daily, paid monthly - California Intermediate Tax-Free Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

f.	Capital Loss Carryovers

As of April 30, 2009, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
Managers Fremont Global	$43,288,254	2011
	6,051,617	2016
Small Cap	9,023,452	2010
Real Estate Securities	1,432,775	2016
California Intermediate Tax-Free	698,701	2016

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2009, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Small Cap - 3 collectively own 71%; Micro-Cap - 2 collectively own 48%; Institutional Micro-Cap - 3 collectively own 39%; Real Estate Securities - 3 collectively own 61%; California Intermediate Tax-Free - 3 collectively own 68%. Transactions by these shareholders may have a material impact on their respective Funds.

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

Notes to Financial Statements (continued)

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to subadvisory agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets, for the six months ended April 30, 2009, were as follows:

Fund	Investment Management Fee
Managers Fremont Global	0.60%
Small Cap	1.00%
Micro-Cap	1.00%
Institutional Micro-Cap	1.00%
Real Estate Securities	0.85%
California Intermediate Tax-Free
on first $25 million	0.40%
on next $25 million	0.35%
on next $50 million	0.30%
on next $50 million	0.25%
on balance over $150 million	0.20%

Effective January 10, 2007, the Investment Manager has contractually agreed, until March 1, 2010, to waive its entire management fee for Managers Fremont Global with respect to those assets of the Fund invested in Managers Global Bond Fund. The amount waived for the six months ended April 30, 2009, was $67,509, or 0.20% annually of Managers Fremont Global’s average net assets. The net annualized management fee for the six months ended April 30, 2009 was 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum.

Effective January 10, 2007, the Investment Manager has agreed to waive a portion of the administrative fee for Managers Fremont Global with respect to those assets of the Fund invested in the Managers Global Bond Fund such that its administrative fee for such assets will be 0.05% of the average daily net assets invested in the Managers Global Bond Fund. The amount waived for the six months ended April 30, 2009, was $22,503 or 0.07% annually of Managers Fremont Global’s average net assets. The net annualized administrative fee for six months ended April 30, 2009 was 0.18%.

The Investment Manager has contractually agreed, through at least March 1, 2010, to waive fees and pay or reimburse expenses of Micro-Cap, Institutional Micro-Cap, Real Estate Securities and California Intermediate Tax-Free to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) of each Fund exceed 1.56%, 1.35%, 1.50% and 0.55%, respectively, of each Fund’s average daily net assets. Micro-Cap’s expense cap became effective January 1, 2008.

Each of Micro-Cap, Institutional Micro-Cap, Real Estate Securities and California Intermediate Tax-Free is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Funds’ expenses in any such year to exceed the previously stated expense limitation percentages of that Fund’s average daily net assets. For the six months ended April 30, 2009, the cumulative amount of expense reimbursement by the Investment Manager subject to repayment by Micro-Cap, Institutional Micro-Cap, Real Estate Securities and California Intermediate Tax-Free equaled $334,697, $226,988, $88,363 and $318,294, respectively.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries

Notes to Financial Statements (continued)

who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2009, were as follows:

Fund	Purchases	Sales
Managers Fremont Global	$43,305,001	$50,089,250
Small Cap	7,322,898	14,004,257
Micro-Cap	17,223,064	18,075,054
Institutional Micro-Cap	8,797,271	10,888,618
Real Estate Securities	5,662,579	6,004,636
California Intermediate Tax-Free	17,230,602	19,712,831

The Funds had no purchases or sales of U.S. Government securities for the six months ended April 30, 2009.

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September and October of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established separate sleeves of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Managers Fremont Global’s and Small Cap’s position in the separate sleeves of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Futures Contracts Held or Issued for Purposes other than Trading

Managers Fremont Global uses Equity Index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

The Fund had no open futures contracts at April 30, 2009.

Notes to Financial Statements (continued)

8.	Forward Foreign Currency Contracts

During the six months ended April 30, 2009, Managers Fremont Global invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Managers Fremont Global may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Managers Fremont Global had the following open forward currency contracts as of April 30, 2009:

Foreign Currency		Settlement Date	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Managers Fremont Global
Canadian Dollar	Short	06/15/09	$390,487	$418,261	$(27,774)
Canadian Dollar	Long	06/15/09	131,597	126,625	4,972
Euro	Short	05/04/09 - 06/15/09	919,311	948,692	(29,381)
Euro	Long	05/04/09 - 06/15/09	814,552	831,752	(17,200)
Hong Kong Dollar	Short	05/04/09	43,948	43,947	1
Hong Kong Dollar	Long	05/05/09	7,311	7,309	2
Japanese Yen	Short	05/08/09	24,393	24,339	54
Japanese Yen	Long	05/01/09 - 05/08/09	218,820	221,870	(3,050)
Pound Sterling	Short	06/15/09 - 08/17/09	1,209,344	1,233,754	(24,410)
Pound Sterling	Long	05/01/09 - 06/15/09	304,869	299,380	5,489
Swedish Krona	Short	05/06/09 - 06/15/09	72,934	73,054	(120)
Swedish Krona	Long	06/15/09	32,444	31,928	516
Swiss Franc	Short	05/04/09 - 05/05/09	147,077	147,336	(259)

Total			$4,317,087	$4,408,247	$(91,160)

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Investment Manager and Administrator

Managers Investment Group LLC

330 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

330 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K MULTI-CAP EQUITY

Gannet Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie, Inc.

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

AllianceBernstein L.P.

First Quadrant, L.P.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL ENHANCED YIELD

Gannet Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended April 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ John H. Streur
John H. Streur, President

Date:	July 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	July 1, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	July 1, 2009